UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5514

                      (Investment Company Act File Number)


                               MTB Group of Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           C. Grant Anderson, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  4/30/08


                Date of Reporting Period:  Quarter ended 7/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS

MTB BALANCED FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

            SHARES OR                                                                                                          VALUE
            PRINCIPAL
            AMOUNT

                                 COMMON STOCKS-61.1%
                                 AEROSPACE & DEFENSE-0.4%
                        500      Boeing Co.                                                                           $       51,715
                      1,100      United Technologies Corp.                                                                    80,267
                                    TOTAL AEROSPACE & DEFENSE                                                                131,982
                                 AIR FREIGHT & LOGISTICS - 0.9%
                      3,600      United Parcel Service, Inc.                                                                 272,592
                                 BEVERAGES-2.1%
                      4,800      Coca-Cola Co.                                                                               250,128
                      6,000      PepsiCo, Inc.                                                                               393,720
                                    TOTAL BEVERAGES                                                                   $      643,848
                                 BIOTECHNOLOGY -- 0.7%
                      1,700    1 Amgen, Inc.                                                                                  91,358
                        900    1 Genentech Inc.                                                                               66,942
                      1,400    1 Gilead Sciences, Inc.                                                                        52,122
                                    TOTAL BIOTECHNOLOGY                                                               $      210,422
                                 BUILDING PRODUCTS - 0.4%
                      4,300      Masco Corp.                                                                                 117,003
                                 CAPITAL MARKETS -- 1.3%
                      2,700      Federated Investors, Inc.                                                                    97,227
                      1,100      Morgan Stanley                                                                               70,257
                      3,300      Northern Trust Corp.                                                                        206,118
                                    TOTAL CAPITAL MARKETS                                                             $      373,602
                                 CHEMICALS - 2.3%
                          2,400  Ashland, Inc.                                                                               146,544
                      4,800      Chemtura Corp.                                                                               50,064
                        500      Lyondell Chemical Co.                                                                        22,450
                      1,300      PPG Inds. Inc.                                                                               99,151
                      4,500      RPM, Inc.                                                                                   105,795
                      3,300      Rohm & Haas Co.                                                                             186,516
                      3,400      Valspar Corp.                                                                                93,806
                                    TOTAL CHEMICALS                                                                   $      704,326
                                 COMMERCIAL BANKS - 3.5%
                      4,400      Colonial BancGroup Inc.                                                                      95,964
                      1,800      Cullen Frost Bankers Inc.                                                                    89,406
                      2,200      First Horizon National Corp.                                                                 69,784
                          3,800  Marshall & Ilsley Corp.                                                                     156,598
                      4,200      South Financial Group Inc.                                                                   90,552
                      2,000      SunTrust Bank Inc.                                                                          156,600
                      2,600      TCF Financial Corp.                                                                          63,934
                      2,000      Wachovia Corp.                                                                               94,420
                      3,400      Wilmington Trust Corp.                                                                      132,396
                      1,200      Zions Bancorp                                                                                89,460
                                    TOTAL COMMERCIAL BANKS                                                            $    1,039,114
                                 COMMERCIAL SERVICES &  SUPPLIES - 1.2%
                      1,200      Avery Dennison Corp.                                                                         73,608
                      2,700      Donnelley (RR) & Sons Co.                                                                   114,102
                      4,500      Waste Management Inc.                                                                       171,135
                                    TOTAL COMMERCIAL SERVICES & SUPPLIES                                              $      358,845
                                 COMMUNICATIONS EQUIPMENT - 2.5%
                      1,500    1 Broadcom Corp.                                                                               49,215
                     11,000    1 Cisco Systems, Inc.                                                                         318,010
                      4,700    1 Corning, Inc.                                                                               112,048
                      1,500      Harris Corp.                                                                                 82,320
                      4,500      Qualcomm, Inc.                                                                              187,425
                                    TOTAL COMMUNICATIONS EQUIPMENT                                                    $      749,018
                                 COMPUTERS & PERIPHERALS - 2.4%
                        600    1 Apple Computer, Inc.                                                                         79,056
                      1,800    1 Dell Inc.                                                                                    50,346
                      3,800    1 EMC Corp. Mass                                                                               70,338
                        900      Hewlett Packard Co.                                                                          41,427
                      2,000      IBM Corp.                                                                                   221,300
                      3,200    1 Network Appliance, Inc.                                                                      90,688
                      7,000      Seagate Technology                                                                          164,570
                                    TOTAL COMPUTERS & PERIPHERALS                                                     $      717,725
                                 CONSTRUCTION & ENGINEERING - 0.5%
                        800    1 Foster Wheeler Ltd.                                                                          89,912
                        600    1 McDermott International, Inc.                                                                49,764
                                    TOTAL CONSTRUCTIONS & ENGINEERING                                                 $      139,676
                                 CONSUMER FINANCE - 0.4%
                      1,500      American Express Co.                                                                         87,810
                        600      Capital One Financial Corp.                                                                  42,456
                                    TOTAL CONSUMER FINANCE                                                            $      130,266
                                 CONTAINERS  & PACKAGING - 0.6%
                      2,900      Bemis Co., Inc.                                                                              85,463
                      3,700      Packaging Corp. America                                                                      94,424
                                    TOTAL CONTAINERS & PACKAGING                                                      $      179,887
                                 DIVERSIFIED CONSUMER SERVICES - 0.3%
                      4,100      Block H & R Inc.                                                                             81,795
                                 DIVERSIFIED FINANCIAL SERVICES - 1.0 %
                      3,900      Citigroup Inc.                                                                              181,623
                        600    1 InterContinentalExchange, Inc.                                                               90,678
                        800      Moody's Corp.                                                                                43,040
                                    TOTAL DIVERSIFIED FINANCIAL SERVICES                                              $      315,341
                                 ELECTRICAL EQUIPMENT - 0.3%
                      1,200      Rockwell Automation, Inc.                                                                    83,988
                                 ENERGY EQUIPMENT & SERVICES - 0.9%
                      1,000      ENSCO International, Inc.                                                                    61,070
                      1,100      Schlumberger Ltd.                                                                           104,192
                      1,800    1 Weatherford International Ltd.                                                               99,594
                                    TOTAL ENERGY EQUIPMENT & SERVICES                                                 $      264,856
                                 FOOD PRODUCTS - 1.8%
                      3,500      ConAgra Inc.                                                                                 88,725
                      4,900      Hershey Foods Corp.                                                                         225,890
                      7,299      KRAFT Foods Inc.                                                                            239,042
                                    TOTAL FOOD PRODUCTS                                                               $      553,657
                                 FOOD & STAPLES RETAILING - 1.1%
                      7,500      Wal-Mart Stores, Inc.                                                                       344,625
                                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
                      2,300    1 Cytyc Corp.                                                                                  96,830
                        300    1 Intuitive Surgical Inc.                                                                      63,783
                      1,400    1 Thermo Fisher Scientific Inc.                                                                73,094
                      1,100    1 Zimmer Holdings, Inc.                                                                        85,536
                                    TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                            $      319,243
                                 HEALTH CARE PROVIDERS & SERVICES - 1.6%
                      4,400    1 Allscripts Healthcare solution                                                              100,100
                      1,300    1 Cerner Corp.                                                                                 68,731
                      1,400    1 Express Scripts, Inc., Class A                                                               70,182
                      3,400    1 Psyschiatric Solutions Inc.                                                                 115,906
                      2,700      UnitedHealth Group, Inc.                                                                    130,761
                                    TOTAL HEALTH CARE PROVIDERS & SERVICES                                            $      485,680
                                 HOTELS, RESTAURANTS & LEISURE - 0.1%
                      1,200    1 Starbucks Corp.                                                                              32,016
                                 HOUSEHOLD DURABLES -- 0.6%
                      1,300      Black & Decker Corp.                                                                        112,541
                      2,200      KB HOME                                                                                      69,982
                                    TOTAL HOUSEHOLD DURABLES                                                          $      182,523
                                 HOUSEHOLD PRODUCTS - 2.9%
                      3,000      Clorox Co.                                                                                  181,380
                        600      Colgate-Palmolive Co.                                                                        39,600
                      1,500      Kimberly Clark Corp.                                                                        100,905
                      9,000      Procter & Gamble Co.                                                                        556,740
                                    TOTAL HOUSEHOLD PRODUCTS                                                          $      878,625
                                 INDUSTRIAL CONGLOMERATES - 2.2%
                      2,000      3M Co.                                                                                      177,840
                     12,300      General Electric Co.                                                                        476,748
                                    TOTAL INDUSTRIAL CONGLOMERATES                                                    $      654,588
                                 INSURANCE - 2.2%
                        600      Ambac Financial Group, Inc.                                                                  40,290
                      3,900      American International Group, Inc.                                                          250,302
                      3,000      MBIA Inc.                                                                                   168,300
                      2,100      Mercury General Corp                                                                        108,738
                      2,300      Protective Life Corp.                                                                        98,946
                                    TOTAL INSURANCE                                                                   $      666,576
                                 INTERNET SOFTWARE & SERVICES - 1.2%
                      1,000    1 Akamai Technologies, Inc.                                                                    33,960
                        400    1 Google Inc.                                                                                 204,000
                      2,500      Walt Disney Co.                                                                              82,500
                      1,800    1 Yahoo, Inc.                                                                                  41,850
                                 TOTAL INTERNET SOFTWARE & SERVICES                                                   $      362,310
                                 INTERNET & CATALOG RETAIL - 0.2%
                      1,700    1 eBay, Inc.                                                                                   55,080
                                 IT SERVICES - 0.8%
                      3,100      Automatic Data Processing Inc.                                                              143,902
                      2,300      Paychex, Inc.                                                                                95,174
                                    TOTAL IT SERVICES                                                                 $      239,076
                                 LEISURE, EQUIPMENT & PRODUCTS - 0.6%
                      3,400      Brunswick Corp.                                                                              95,064
                      1,700      Polaris Industries Inc.                                                                      83,912
                                    TOTAL LEISURE, EQUIPMENT & PRODUCTS                                               $      178,976
                                 MACHINERY - 1.2%
                      2,500      Graco, Inc.                                                                                 102,600
                        700      Joy Global, Inc.                                                                             34,643
                      3,400      Pentair Inc.                                                                                123,080
                      2,700      Timken Co.                                                                                   90,180
                                    TOTAL MACHINERY                                                                       $  350,503
                                 MEDIA - 0.5%
                      4,800    1 Cinemark Holdings Inc.                                                                       78,480
                      2,700    1 Comcast Corp., Class A                                                                       70,929
                                    TOTAL MEDIA                                                                       $      149,409
                                 MEDICAL APPLIANCES & EQUIPMENT - 0.2%
                      1,300    1 Sirona Dental Systems, Inc.                                                                  45,968
                                 METALS & MINING - 0.3%
                      1,700      Companhia Vale Do Rio Doce, ADR                                                              83,317
                                 MULTILINE RETAIL - 1.1%
                      1,200    1 Kohl's Corp.                                                                                 72,960
                      2,500      Macy's, Inc.                                                                                 90,175
                      1,300      Penney (J.C.) Inc.                                                                           88,452
                      1,500      Target Corp.                                                                                 90,855
                                    TOTAL MULTILINE RETAIL                                                            $      342,442
                                 MULTI - UTILITIES - 0.5%
                      3,300      NiSource Inc.                                                                                62,931
                      1,300      SCANA Corp.                                                                                  48,594
                      3,400      TECO Energy Inc.                                                                             54,876
                                    TOTAL MULTI - UTILITIES                                                                  166,401
                                 OIL, GAS & CONSUMABLE FUELS - 4.7%
                      1,200      Chevron Corp.                                                                               102,312
                      2,200      ConocoPhillips                                                                              177,848
                      1,400      Devon Energy Corp.                                                                          104,454
                      7,500      ExxonMobil Corp.                                                                            638,475
                      1,000      Marathon Oil Corp.                                                                           55,200
                      2,900      Occidental PETE Corp.                                                                       164,488
                      1,500      Peabody Energy Corp.                                                                         63,390
                        500    1 Southwestern Energy Co.                                                                      20,315
                      1,000      Sunoco Inc.                                                                                  66,720
                        450      XTO Energy, Inc.                                                                             24,539
                                    TOTAL OIL, GAS & CONSUMABLE FUELS                                                 $    1,417,741
                                 PAPER FOREST PRODUCTS - 0.5%
                      3,900      International Paper Co.                                                                     144,573
                                 PERSONAL PRODUCTS-0.2%
                      1,300      Estee Lauder Cos., Inc., Class A                                                             58,526
                                 PHARMACEUTICALS - 4.5%
                        900      Abbott Laboratories                                                                          45,621
                      5,700      Bristol Myers Squibb Co.                                                                    161,937
                      3,700      Eli Lilly & Co.                                                                             200,133
                      7,100      Johnson & Johnson                                                                           429,550
                      8,300      Pfizer, Inc.                                                                                195,133
                      1,300      Pharmaceutical Product Dev Inc.                                                              43,550
                      2,500      Sanofi Aventis                                                                              104,375
                      3,900      Wyeth                                                                                       189,228
                                    TOTAL PHARMACEUTICALS                                                             $    1,369,527
                                 REAL ESTATE INVESTMENT TRUSTS - 0.3%
                      5,800      Annaly Mortgage Management Inc.                                                              83,810
                                 ROAD & RAIL--0.3%
                      2,000      CSX Corp.                                                                                    94,820
                                 SEMICONDUCTOR EQUIPMENT & PRODUCTS-1.7%
                      2,400      Analog Devices Inc.                                                                          85,080
                      3,300    1 Advanced Micro Devices, Inc.                                                                 44,682
                      6,700      Intel Corp.                                                                                 158,254
                        800    1 MEMC Electronic Materials, Inc.                                                              49,056
                     15,782      Taiwan Semiconductor Co.                                                                    160,187
                        900      Texas Instruments, Inc.                                                                      31,671
                                    TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                              $  528,930
                                 SOFTWARE - 1.2%
                      1,800    1 Citrix System Inc.                                                                           65,106
                      6,800      Microsoft Corp.                                                                             197,132
                      5,300    1 Oracle Corp.                                                                                101,336
                                    TOTAL SOFTWARE                                                                        $  363,574
                                 SPECIALTY RETAIL - 2.7%
                      1,000      Abercrombie & Fitch Co., Class A                                                             69,900
                      7,800      Foot Locker Inc.                                                                            144,768
                      8,200      GAP Inc.                                                                                    141,040
                      7,600      Home Depot, Inc.                                                                            282,492
                      4,800      Limited Brands Inc.                                                                         115,920
                      2,200      Lowe's Cos., Inc.                                                                            61,622
                                    TOTAL SPECIALTY RETAIL                                                                $  815,742
                                 TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
                        700    1 Coach, Inc.                                                                                  31,822
                      4,100      Jones Apparel Group, Inc.                                                                   102,336
                      1,000      Nike, Inc., Class B                                                                          56,450
                                    TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                $  190,608
                                 THRIFTS &  MORTGAGE FINANCE - 1.6%
                      3,000      Astoria Financial Corp.                                                                      70,650
                      2,500      MGIC Investment Corp.                                                                        96,650
                      8,900      New York Community Bancorp. Inc                                                             144,447
                      4,500      Washington Mutual Bank, Inc.                                                                168,885
                                    TOTAL THRIIFTS &  MORTGAGE FINANCE                                                    $  480,632
                                 TOBACCO - 0.6%
                      2,800      Altria Group, Inc.                                                                          186,116
                                 WATER UTILITIES - 0.4%
                      5,100      Aqua America Inc.                                                                           111,588
                                    TOTAL COMMON STOCKS                                                                 $ 18,451,488
                                    (IDENTIFIED COST $17,082,041)
                                 COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
                                 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.7%
                    209,552      (Series 2617), Class GW, 3.50%, 6/15/2016                                                   205,780
                                 FEDERAL NATIONAL MORTGAGE ASSOCIATION- -- 1.6%
                    475,322      REMIC, Class DH, 5.000%, 9/25/2033                                                          472,067
                      6,559      REMIC, Class T-3, 9.750%, 9/25/2018                                                           7,059
                                    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           $  479,126
                                 WHOLE LOAN - 1.3%
                    288,617      Bank of America Mortgage Securities 2004-A, Class 2A1, 3.552%,                              286,511
                                 2/25/2034
                    116,572      Indymac INDA Mortgage Loan Trust 2005-AR1, Class 2A1, 5.095%,                               115,198
                                 11/25/2035
                                    TOTAL WHOLE LOAN                                                                      $  401,709
                                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                            $ 1,086,615
                                    (IDENTIFIED COST $1,099,125)
                                 CORPORATE BONDS - 13.7%
                                 AUTOMOBILES - 1.3%
                    200,000      DaimlerChrysler North America Holding Corp., (Series MTND), 5.75%,                          199,468
                                 9/8/2011
                    200,000      GMAC LLC, Floating Rate Note, 6.610%, 5/19/2009                                             193,502
                                    TOTAL AUTOMOBILES                                                                     $  392,970
                                 BANKS - 1.7%
                    170,000      BankBoston Capital Trust III, Company Guarantee, 6.110%, 6/15/2027                          170,091
                    152,000      Suntrust Capital III, Company Guarantee, (Series A), 6.004%,                                150,120
                                 3/15/2028
                    200,000      U.S Bank National Association, 5.920&, 5/25/2012                                            200,453
                                    TOTAL BANKS                                                                           $  520,664
                                 DIVERSIFIED FINANCIAL SERVICES - 1.5%
                    200,000      Goldman Sachs, (Series 2007), Class A2, 5.770%, 8/10/2047                                   202,811
                    245,700      Morgan Stanley Cap I, Inc, (Series 2004), Class 1A8, 4.750%,                                240,830
                                 11/25/2018
                                    TOTAL DIVERSIFIED FINANCIAL SERVICES                                                  $  443,641
                                 ELECTRIC UTILITIES - 0.8%
                    200,000      Progress Energy, Inc., Sr. Note, 7.75%, 3/1/2031                                            232,353
                                 FOOD & STAPLES RETAILING - 0.9%
                    300,000      Sysco Corp., Sr. Note, 5.375%, 9/21/2035                                                    266,365
                                 FOOD PRODUCTS - 0.6%
                    200,000      Archer-Daniels-Midland Co., Sr. Note, 5.935%, 10/1/2032                                     195,593
                                 IT SERVICES - 0.7%
                    250,000      Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016                                    218,125
                                 MULTI-MEDIA - 0.7%
                    200,000  2,3 Cox Enterprises Inc., Note, 7.875%, 9/30/2031                                               212,932
                                 MULTI-UTILITIES-0.7%
                    200,000      CenterPoint Energy, Inc., Sr. Note, 6.85%, 6/1/2015                                         211,431
                                 OIL, GAS & CONSUMABLE FUELS - 2.1%
                    200,000      Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                        191,500
                    150,000      Devon Financing Corp., 7.875%, 9/30/2031                                                    173,136
                    100,000      Enterprise Products Partners LP                                                              93,033
                    200,000      Pioneer Natural Res Co., Sr. Note, 6.875%, 5/1/2018                                         182,531
                                    TOTAL OIL, GAS & CONSUMABLE FUELS                                                     $  640,200
                                 UTILITIES - 0.4%
                    125,000      Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                 121,362
                                 WIRELESS TELECOMMUNICATION SERVICES - 2.3%
                    500,000      American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012                                  492,500
                    200,000      Sprint Nextel Corp., Note, 5.760%, 6/28/2010                                                199,851
                                    TOTAL WIRELESS TELECOMMUNICATION SERVICES                                             $  692,351
                                    TOTAL CORPORATE BONDS                                                                $ 4,147,987
                                    (IDENTIFIED COST $4,304,991)
                                 MORTGAGE-BACKED SECURITIES -11.2%
                                 FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.0%
                    318,378      Pool A15865, 5.50%, 11/1/2033                                                               308,770
                    441,478      Pool A19412, 5.00%, 3/1/2034                                                                415,877
                    676,545      Pool A26407, 6.00%, 9/1/2034                                                                673,557
                    408,515      Pool A46082, 5.00%, 7/1/2035                                                                384,315
                      6,052      Pool C00478, 8.50%, 9/1/2026                                                                  6,433
                     18,230      Pool E46188, 6.50%, 4/1/2008                                                                 18,285
                                    TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                         $ 1,807,237
                                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.2%
                      5,180      Pool 008245, 8.000%, 12/1/2008                                                                5,189
                     50,977      Pool 533246, 7.50%, 4/1/2030                                                                 52,894
                    617,672      Pool 797152, 5.00%, 11/1/2019                                                               600,577
                    648,414      Pool 868574, 5.50%, 4/1/2036                                                                627,226
                                    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                          $ 1,285,886
                                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.0%
                     72,806      Pool 354677, 7.50%, 10/15/2023                                                               76,469
                    123,634      Pool 354765, 7.00%, 2/15/2024                                                               129,026
                     90,216      Pool 354827, 7.00%, 5/15/2024                                                                94,150
                                    TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                        $  299,645
                                    TOTAL MORTGAGE-BACKED SECURITIES                                                     $ 3,392,768
                                    (IDENTIFIED COST $3,476,429)
                                 U.S. TREASURY - 3.1%
                                 U.S. TREASURY BOND - 1.4%
                    460,000      4.50%, 2/15/2036                                                                            431,681
                                 U.S. TREASURY NOTES - 1.7%
                     40,000      4.00%, 2/15/2014                                                                             38,538
                    200,000      4.50%, 5/15/2017                                                                            196,281
                    100,000      4.50%, 11/15/2015                                                                            98,391
                    170,000      4.875%, 6/30/2012                                                                           172,205
                                    TOTAL U.S. TREASURY NOTES                                                             $  505,415
                                    TOTAL U.S. TREASURY                                                                   $  937,096
                                    (IDENTIFIED COST $926,784)
                                 MUTUAL FUNDS -6.9%
                  1,543,316    4 MTB Prime Money Market Fund, Corporate Shares, 4.94%5                                     1,543,316
                     69,349      NorthEast Investment Trust                                                                  540,224
                        542      SSgA Money Market Fund, 4.97%5                                                                  542
                                    TOTAL MUTUAL FUNDS                                                                   $ 2,084,082
                                    (IDENTIFIED COST $2,075,066)
                                    TOTAL INVESTMENTS --- 99.6%                                                         $ 30,100,036
                                    (IDENTIFIED COST $28,964,436)6
                                    OTHER ASSETS AND LIABILITIES --- NET --- 0.4%                                         $  108,657
                                    TOTAL NET ASSETS --- 100%                                                           $ 30,208,693

  1 Non-income producing security.
  2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2006, this restricted security amounted to $212,932, which represented 0.7% of total net assets.
  3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of
    Trustees (the "Trustees"). At July 31, 2006, this liquid restricted security amounted to $212,932, which represented 0.7% of total net assets.
  4 Affiliated company.
  5 7-Day net yield.
  6 At July 31, 2006, the cost of investments for federal tax purposes was $28,964,436. The net unrealized appreciation of investments for federal tax purposes was $1,135,600.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,230,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,094,749.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.




The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 REMIC --Real Estate Mortgage Investment Conduit





MTB EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES  DESCRIPTION   VALUE

               COMMON STOCKS -- 97.7%
               AIR FREIGHT & LOGISTICS--1.6%
    10,700     United Parcel Service, Inc.                                                   $    810,204
               BEVERAGES--3.2%
    15,300     Coca-Cola Co.                                                                      797,283
    12,400     PepsiCo, Inc.                                                                      813,688
                   TOTAL BEVERAGES                                                           $  1,610,971
               BUILDING PRODUCTS--1.2%
    22,600     Masco Corp.                                                                        614,946
               CAPITAL MARKETS--3.2%
    14,700     Federated Investors, Inc.                                                          529,347
    17,700     Northern Trust Corp.                                                             1,105,542
                   TOTAL CAPITAL MARKETS                                                     $  1,634,889
               CHEMICALS--7.3%
    13,200     Ashland, Inc.                                                                      805,992
    25,650     Chemtura Corp.                                                                     267,530
     2,900     Lyondell Chemical Co.                                                              130,210
     6,800     PPG Industries, Inc.                                                               518,636
    24,100     RPM, Inc.                                                                          566,591
    17,300     Rohm & Haas Co.                                                                    977,796
    17,700     Valspar Corp.                                                                      488,343
                   TOTAL CHEMICALS                                                           $  3,755,098
               COMMERCIAL BANKS--9.2%
    25,900     Colonial BancGroup, Inc.                                                           564,879
     8,700     Cullen Frost Bankers, Inc.                                                         432,129
    12,100     First Horizon National Corp.                                                       383,812
    20,400     Marshall & Ilsley Corp.                                                            840,684
    22,156     South Financial Group, Inc.                                                        477,683
    10,300     SunTrust Banks, Inc.                                                               806,490
    17,200     TCF Financial Corp.                                                                422,948
    19,400     Wilmington Trust Corp.                                                             755,436
                   TOTAL COMMERCIAL BANKS                                                    $  4,684,061
               COMMERCIAL SERVICES & SUPPLIES--3.7%
     5,900     Avery Dennison Corp.                                                               361,906
    14,600     Donnelley (R.R.) & Sons Co.                                                        616,996
    24,600     Waste Management, Inc.                                                             935,538
                   TOTAL COMMERCIAL SERVICES & SUPPLIES                                      $  1,914,440
               COMPUTERS & PERIPHERALS--1.7%
    38,100     Seagate Technology Holdings                                                        895,731
               CONTAINERS & PACKAGING--1.9%
    15,200     Bemis Co., Inc.                                                                    447,944
    19,700     Packaging Corp. of America                                                         502,744
                   TOTAL CONTAINERS & PACKAGING                                              $    950,688
               DIVERSIFIED CONSUMER SERVICES--0.8%
    20,700     Block (H&R), Inc.                                                                  412,965
               DIVERSIFIED FINANCIAL SERVICES--1.9%
    20,800     Citigroup, Inc.                                                                    968,656
               FOOD & STAPLES RETAILING--2.0%
    21,900     Wal-Mart Stores, Inc.                                                            1,006,305
               FOOD PRODUCTS--4.6%
    18,300     ConAgra, Inc.                                                                      463,905
    19,500     Hershey Foods Corp.                                                                898,950
    29,400     Kraft Foods, Inc., Class A                                                         962,850
                   TOTAL FOOD PRODUCTS                                                       $  2,325,705
               HOUSEHOLD DURABLES--2.0%
     7,200     Black & Decker Corp.                                                               623,304
    12,000     KB HOME                                                                            381,720
                   TOTAL HOUSEHOLD DURABLES                                                  $  1,005,024
               HOUSEHOLD PRODUCTS--5.2%
    17,500     Clorox Co.                                                                       1,058,050
     7,800     Kimberly-Clark Corp.                                                               524,706
    17,400     Procter & Gamble Co.                                                             1,076,364
                   TOTAL HOUSEHOLD PRODUCTS                                                  $  2,659,120
               IT SERVICES--2.6%
    17,200     Automatic Data Processing, Inc.                                                    798,424
    12,400     Paychex, Inc.                                                                      513,112
                   TOTAL IT SERVICES                                                         $  1,311,536
               INDUSTRIAL CONGLOMERATES--3.2%
     6,000     3M Co.                                                                             533,520
    28,300     General Electric Co.                                                             1,096,908
                   TOTAL INDUSTRIAL CONGLOMERATES                                            $  1,630,428
               INSURANCE--3.9%
    16,000     MBIA Insurance Corp.                                                               897,600
    11,100     Mercury General Corp.                                                              574,758
    12,300     Protective Life Corp.                                                              529,146
                   TOTAL INSURANCE                                                           $  2,001,504
               LEISURE EQUIPMENT & PRODUCTS--1.9%
    19,100     Brunswick Corp.                                                                    534,036
     9,200     Polaris Industries, Inc., Class A                                                  454,112
                   TOTAL LEISURE EQUIPMENT & PRODUCTS                                        $    988,148
               MACHINERY--3.4%
    13,800     Graco, Inc.                                                                        566,352
    18,500     Pentair, Inc.                                                                      669,700
    15,100     Timken Co.                                                                         504,340
                   TOTAL MACHINERY                                                           $  1,740,392
               MEDIA--0.8%
    25,600   1 Cinemark Holdings, Inc.                                                            418,560
               MULTI-UTILITIES--1.7%
    16,600     NiSource, Inc.                                                                     316,562
     7,000     SCANA Corp.                                                                        261,660
    18,600     TECO Energy, Inc.                                                                  300,204
                   TOTAL MULTI-UTILITIES                                                     $    878,426
               OIL, GAS & CONSUMABLE FUELS--4.2%
     6,800     ConocoPhillips                                                                     549,712
     5,600     Marathon Oil Corp.                                                                 309,120
    15,400     Occidental Petroleum Corp.                                                         873,488
     5,800     Sunoco, Inc.                                                                       386,976
                   TOTAL OIL, GAS & CONSUMABLE FUELS                                         $  2,119,296
               PAPER & FOREST PRODUCTS--1.5%
    20,600     International Paper Co.                                                            763,642
               PHARMACEUTICALS--7.4%
    30,200     Bristol-Myers Squibb Co.                                                           857,982
     9,000     Eli Lilly & Co.                                                                    486,810
    15,900     Johnson & Johnson                                                                  961,950
    17,000     Pfizer, Inc.                                                                       399,670
    13,600     Sanofi-Aventis, ADR                                                                567,800
    10,600     Wyeth                                                                              514,312
                   TOTAL PHARMACEUTICALS                                                     $  3,788,524
               REAL ESTATE INVESTMENT TRUSTS--0.9%
    31,100     Annaly Mortgage Management, Inc.                                                   449,395
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.3%
    12,100     Analog Devices, Inc.                                                               428,945
    15,600     Intel Corp.                                                                        368,472
    87,842   1 Taiwan Semiconductor Manufacturing Co., ADR                                        891,596
                   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                            $  1,689,013
               SPECIALTY RETAIL--5.9%
    42,200     Foot Locker, Inc.                                                                  783,232
    44,200     Gap (The), Inc.                                                                    760,240
    23,700     Home Depot, Inc.                                                                   880,929
    24,200     Limited Brands, Inc.                                                               584,430
                   TOTAL SPECIALTY RETAIL                                                    $  3,008,831
               TEXTILES, APPAREL & LUXURY GOODS--1.1%
    21,900     Jones Apparel Group, Inc.                                                          546,624
               THRIFTS & MORTGAGE FINANCE--5.2%
    17,900     Astoria Financial Corp.                                                            421,545
    12,800     MGIC Investment Corp.                                                              494,848
    49,300     New York Community Bancorp, Inc.                                                   800,139
    24,300     Washington Mutual Bank                                                             911,979
                   TOTAL THRIFTS & MORTGAGE FINANCE                                          $  2,628,511
               WATER UTILITIES--1.2%
    27,400     Aqua America, Inc.                                                                 599,512
                   TOTAL COMMON STOCKS (IDENTIFIED COST $49,846,525)                         $ 49,811,145
             2 MUTUAL FUND--2.3%
 1,174,385     MTB Prime Money Market Fund, Corporate Shares, 4.94%3 (AT NET ASSET VALUE)    $  1,174,385
                   TOTAL INVESTMENTS - 100.0%                                                $ 50,985,530
                   (IDENTIFIED COST $51,020,910)4
                   OTHER ASSETS AND LIABILTIES - NET - 0.0%                                  $     21,518
                   TOTAL NET ASSETS - 100%                                                   $ 51,007,048

1    Non-income producing security.
2    Affiliated company.
3    7-Day net yield.
4    At July 31,  2007,  the cost of  investments  for federal tax  purposes was
     $51,020,910. The net unrealized depreciation of investments for federal tax purposes was $35,380.  This consists of net  unrealized  appreciation  from investments  for those  securities  having an excess of value  over cost of
     $2,600,354  and net  unrealized  depreciation  from  investments  for those securities having an excess of cost over value of $2,635,734.

Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt




MTB EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

 SHARES     DESCRIPTION                                                      VALUE
            COMMON STOCKS--99.9%
            AEROSPACE & DEFENSE--2.8%
  6,400     Boeing Co.                                               $     661,952
  3,400     General Dynamics Corp.                                         267,104
  1,085     Goodrich (B.F.) Co.                                             68,257
  6,400     Honeywell International, Inc.                                  368,064
  1,050     L-3 Communications Holdings, Inc.                              102,438
  2,900     Lockheed Martin Corp.                                          285,592
  2,900     Northrop Grumman Corp.                                         220,690
  1,150     Precision Castparts Corp.                                      157,619
  3,700     Raytheon Co.                                                   204,832
  1,400     Rockwell Collins                                                96,180
  8,000     United Technologies Corp.                                      583,760
               TOTAL AEROSPACE & DEFENSE                             $   3,016,488
            AIR FREIGHT & LOGISTICS--0.9%
  1,400     C.H. Robinson Worldwide, Inc.                                   68,110
  2,525     FedEx Corp.                                                    279,618
  8,700     United Parcel Service, Inc.                                    658,764
               TOTAL AIR FREIGHT & LOGISTICS                         $   1,006,492
            AIRLINES--0.1%
  6,659     Southwest Airlines Co.                                         104,280
            AUTO COMPONENTS--0.2%
  1,700   1 Goodyear Tire & Rubber Co.                                      48,824
  1,640     Johnson Controls, Inc.                                         185,566
               TOTAL AUTO COMPONENTS                                 $     234,390
            AUTOMOBILES--0.4%
 15,700   1 Ford Motor Co.                                                 133,607
  4,700     General Motors Corp.                                           152,280
  2,100     Harley Davidson, Inc.                                          120,372
               TOTAL AUTOMOBILES                                     $     406,259
            BEVERAGES--2.1%
  6,300     Anheuser-Busch Cos., Inc.                                      307,251
    700     Brown-Forman Corp., Class B                                     46,508
 16,300     Coca-Cola Co.                                                  849,393
  2,300     Coca-Cola Enterprises, Inc.                                     52,118
  1,700   1 Constellation Brands, Inc., Class A                             37,281
    400     Molson Coors Brewing Co., Class B                               35,576
 13,300     PepsiCo, Inc.                                                  872,746
  1,100     The Pepsi Bottling Group, Inc.                                  36,806
               TOTAL BEVERAGES                                       $   2,237,679
            BIOTECHNOLOGY--1.2%
  9,600   1 Amgen, Inc.                                                    515,904
  1,800   1 Biogen Idec, Inc.                                              101,772
  3,200   1 Celgene Corp.                                                  193,792
  2,200   1 Genzyme Corp.                                                  138,754
  7,600   1 Gilead Sciences, Inc.                                          282,948
               TOTAL BIOTECHNOLOGY                                   $   1,233,170
            BUILDING PRODUCTS--0.2%
  1,500     American Standard Cos., Inc.                                    81,075
  3,100     Masco Corp.                                                     84,351
               TOTAL BUILDING PRODUCTS                               $     165,426
            CAPITAL MARKETS--2.8%
  1,600     American Capital Strategies Ltd.                                60,752
  2,000     Ameriprise Financial, Inc.                                     120,540
  9,200     Bank of New York Mellon Co., Inc.                              391,460
    975     Bear Stearns Cos., Inc.                                        118,189
  3,600   1 E*Trade Group, Inc.                                             66,672
    800     Federated Investors, Inc.                                       28,808
  1,300     Franklin Resources, Inc.                                       165,581
  1,600     Janus Capital Group, Inc.                                       48,096
  1,100     Legg Mason, Inc.                                                99,000
  4,400     Lehman Brothers Holdings, Inc.                                 272,800
  7,100     Merrill Lynch & Co., Inc.                                      526,820
  8,600     Morgan Stanley                                                 549,282
  1,570     Northern Trust Corp.                                            98,062
  8,500     Schwab (Charles) Corp.                                         171,105
  3,100     State Street Corp.                                             207,793
  2,100     T. Rowe Price Group, Inc.                                      109,473
               TOTAL CAPITAL MARKETS                                 $   3,034,433
            CHEMICALS--1.6%
  1,800     Air Products & Chemicals, Inc.                                 155,466
    500     Ashland, Inc.                                                   30,530
  7,700     Dow Chemical Co.                                               334,796
  7,600     Du Pont (E.I.) de Nemours & Co.                                355,148
    700     Eastman Chemical Co.                                            48,174
  1,500     Ecolab, Inc.                                                    63,165
  1,000   1 Hercules, Inc.                                                  20,760
    585     International Flavors & Fragrances, Inc.                        29,314
  4,500     Monsanto Co.                                                   290,025
  1,390     PPG Industries, Inc.                                           106,015
  2,550     Praxair, Inc.                                                  195,381
  1,175     Rohm & Haas Co.                                                 66,411
  1,100     Sigma-Aldrich Corp.                                             49,852
               TOTAL CHEMICALS                                       $   1,745,037
            COMMERCIAL BANKS--3.6%
  4,500     BB&T Corp.                                                     168,390
  1,300     Comerica, Inc.                                                  68,458
  1,600     Commerce Bancorp, Inc.                                          53,520
  1,000     Compass Bancshares, Inc.                                        69,280
  4,400     Fifth Third Bancorp                                            162,316
  1,100     First Horizon National Corp.                                    34,892
  3,100     Huntington Bancshares, Inc.                                     59,520
  3,145     KeyCorp                                                        109,100
    650     M & T Bank Corp.                                                69,088
  2,200     Marshall & Ilsley Corp.                                         90,662
  4,600     National City Corp.                                            135,194
  2,800     PNC Financial Services Group                                   186,620
  5,700     Regions Financial Corp.                                        171,399
  3,000     SunTrust Banks, Inc.                                           234,900
  2,792     Synovus Financial Corp.                                         78,064
 14,300     U.S. Bancorp                                                   428,285
 15,800     Wachovia Corp.                                                 745,918
 27,500     Wells Fargo & Co.                                              928,675
    950     Zions Bancorp                                                   70,822
               TOTAL COMMERCIAL BANKS                                $   3,865,103
            COMMERCIAL SERVICES & SUPPLIES--0.5%
  2,000   1 Allied Waste Industries, Inc.                                   25,740
    800     Avery Dennison Corp.                                            49,072
  1,100     Cintas Corp.                                                    40,216
  1,900     Donnelley (R.R.) & Sons Co.                                     80,294
  1,025     Equifax, Inc.                                                   41,471
  1,100   1 Monster Worldwide, Inc.                                         42,779
  1,880     Pitney Bowes, Inc.                                              86,668
  1,450     Robert Half International, Inc.                                 49,285
  4,300     Waste Management, Inc.                                         163,529
               TOTAL COMMERCIAL SERVICES & SUPPLIES                  $     579,054
            COMMUNICATIONS EQUIPMENT--2.8%
  3,825   1 Avaya, Inc.                                                     63,265
    685   1 CIENA Corp.                                                     25,023
 50,000   1 Cisco Systems, Inc.                                          1,445,500
 13,100   1 Corning, Inc.                                                  312,304
  1,800   1 JDS Uniphase Corp.                                              25,794
  4,800   1 Juniper Networks, Inc.                                         143,808
 19,050     Motorola, Inc.                                                 323,659
 13,600     Qualcomm, Inc.                                                 566,440
  3,500   1 Tellabs, Inc.                                                   39,725
               TOTAL COMMUNICATIONS EQUIPMENT                        $   2,945,518
            COMPUTERS & PERIPHERALS--4.2%
  7,100   1 Apple Computer, Inc.                                           935,496
 18,600   1 Dell, Inc.                                                     520,242
 17,000   1 EMC Corp. Mass                                                 314,670
 21,500     Hewlett-Packard Co.                                            989,645
 11,200     IBM Corp.                                                    1,239,280
    800   1 Lexmark International Group, Class A                            31,632
  1,500   1 NCR Corp.                                                       78,330
  3,100   1 Network Appliance, Inc.                                         87,854
  1,400   1 Qlogic Corp.                                                    18,606
  1,800   1 Sandisk Corp.                                                   96,534
  2,330   1 Seagate Technology, Inc., Rights                                     0
 29,900   1 Sun Microsystems, Inc.                                         152,490
               TOTAL COMPUTERS & PERIPHERALS                         $   4,464,779
            CONSTRUCTION & ENGINEERING--0.1%
    750     Fluor Corp.                                                     86,632
            CONSTRUCTION MATERIALS--0.1%
    800     Vulcan Materials Co.                                            76,576
            CONSUMER FINANCE--1.0%
  9,600     American Express Co.                                           561,984
  3,400     Capital One Financial Corp.                                    240,584
  4,300   1 Discover Financial Services                                     99,115
  3,300     SLM Corp.                                                      162,261
               TOTAL CONSUMER FINANCE                                $   1,063,944
            CONTAINERS & PACKAGING--0.2%
    860     Ball Corp.                                                      44,092
    820     Bemis Co., Inc.                                                 24,165
  1,050   1 Pactiv Corp.                                                    33,190
  1,364     Sealed Air Corp.                                                37,169
    900     Temple-Inland, Inc.                                             52,317
               TOTAL CONTAINERS & PACKAGING                          $     190,933
            DISTRIBUTORS--0.1%
  1,360     Genuine Parts Co.                                               64,709
            DIVERSIFIED CONSUMER SERVICES--0.1%
  1,100   1 Apollo Group, Inc., Class A                                     65,021
  2,600     Block (H&R), Inc.                                               51,870
               TOTAL DIVERSIFIED CONSUMER SERVICES                   $     116,891
            DIVERSIFIED FINANCIAL SERVICES--5.5%
 36,400     Bank of America Corp.                                        1,726,088
  1,600     CIT Group, Inc.                                                 65,888
    440     Chicago Mercantile Exchange Holdings, Inc.                     243,100
 40,500     Citigroup, Inc.                                              1,886,085
  3,300     Goldman Sachs Group, Inc.                                      621,522
 27,700     J.P. Morgan Chase & Co.                                      1,219,077
  2,000     Moody's Corp.                                                  107,600
               TOTAL DIVERSIFIED FINANCIAL SERVICES                  $   5,869,360
            DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
 50,600     AT&T, Inc.                                                   1,981,496
  1,000     CenturyTel, Inc.                                                45,870
  2,600     Citizens Communications Co., Class B                            37,518
  1,200     Embarq Corp.                                                    74,148
 13,400   1 Qwest Communications International, Inc.                       114,302
 23,500     Verizon Communications                                       1,001,570
  3,853     Windstream Corp.                                                53,017
               TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES          $   3,307,921
            ELECTRIC UTILITIES--1.8%
  1,400   1 Allegheny Energy, Inc.                                          73,122
  3,402     American Electric Power Co., Inc.                              147,953
 10,508     Duke Energy Corp.                                              178,951
  2,765     Edison International                                           146,241
  1,600     Entergy Corp.                                                  159,936
  5,550     Exelon Corp.                                                   389,332
  3,300     FPL Group, Inc.                                                190,509
  2,500     FirstEnergy Corp.                                              151,875
  3,230     PPL Corp.                                                      152,262
    900     Pinnacle West Capital Corp.                                     33,732
    825   1 Progress Energy, Inc.                                              293
  2,127     Progress Energy, Inc.                                           92,865
  6,200     Southern Co.                                                   208,568
               TOTAL ELECTRIC UTILITIES                              $   1,925,639
            ELECTRICAL EQUIPMENT--0.4%
  1,500     Cooper Industries Ltd., Class A                                 79,380
  6,400     Emerson Electric Co.                                           301,248
  1,350     Rockwell Automation, Inc.                                       94,486
               TOTAL ELECTRICAL EQUIPMENT                            $     475,114
            ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
  3,400   1 Agilent Technologies, Inc.                                     129,710
  1,100     Jabil Circuit, Inc.                                             24,783
  1,150     Molex, Inc.                                                     32,591
  7,500   1 Solectron Corp.                                                 28,200
    600     Tektronix, Inc.                                                 19,710
  4,175   1 Tyco Electronics Ltd.                                          149,548
               TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS              $     384,542
            ENERGY EQUIPMENT & SERVICES--2.3%
  2,450     BJ Services Co.                                                 64,067
  2,700     Baker Hughes, Inc.                                             213,435
  1,300     ENSCO International, Inc.                                       79,391
  7,600     Halliburton Co.                                                273,752
  2,300   1 Nabors Industries Ltd.                                          67,252
  1,500   1 National-Oilwell, Inc.                                         180,165
  1,125     Noble Corp.                                                    115,267
    900     Rowan Cos., Inc.                                                37,971
  9,500     Schlumberger Ltd.                                              899,840
  1,700     Smith International, Inc.                                      104,397
  2,400   1 Transocean Sedco Forex, Inc.                                   257,880
  2,800   1 Weatherford International Ltd.                                 154,924
               TOTAL ENERGY EQUIPMENT & SERVICES                     $   2,448,341
            FOOD & STAPLES RETAILING--2.3%
 12,500     CVS Corp.                                                      439,875
  3,600     Costco Wholesale Corp.                                         215,280
  6,000     Kroger Co.                                                     155,760
  1,800     SUPERVALU, Inc.                                                 75,006
  3,900     Safeway Inc.                                                   124,293
  4,800     Sysco Corp.                                                    153,024
 19,925     Wal-Mart Stores, Inc.                                          915,554
  8,100     Walgreen Co.                                                   357,858
  1,300     Whole Foods Market, Inc.                                        48,152
               TOTAL FOOD & STAPLES RETAILING                        $   2,484,802
            FOOD PRODUCTS--1.5%
  5,300     Archer-Daniels-Midland Co.                                     178,080
  1,800     Campbell Soup Co.                                               66,294
  4,300     ConAgra, Inc.                                                  109,005
  1,200   1 Dean Foods Co.                                                  34,524
  2,900     General Mills, Inc.                                            161,298
  2,800     Heinz (H.J.) Co.                                               122,528
  1,470     Hershey Foods Corp.                                             67,767
  2,100     Kellogg Co.                                                    108,801
 13,100     Kraft Foods, Inc., Class A                                     429,025
  1,000     McCormick & Co., Inc.                                           34,160
  6,220     Sara Lee Corp.                                                  98,587
  2,300     Tyson Foods, Inc., Class A                                      48,990
  1,700     Wrigley (Wm.), Jr. Co.                                          98,056
               TOTAL FOOD PRODUCTS                                   $   1,557,115
            GAS UTILITIES--0.1%
    340     NICOR, Inc.                                                     13,399
  1,500     Questar Corp.                                                   77,235
               TOTAL GAS UTILITIES                                   $      90,634
            HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
    850     Bard (C.R.), Inc.                                               66,700
    400     Bausch & Lomb, Inc.                                             25,572
  5,400     Baxter International, Inc.                                     284,040
  2,055     Becton, Dickinson & Co.                                        156,920
    300     Biomet, Inc.                                                    13,659
 10,100   1 Boston Scientific Corp.                                        132,815
  4,175   1 Covidien Ltd.                                                  170,966
  1,300   1 Hospira, Inc.                                                   50,271
  9,525     Medtronic, Inc.                                                482,632
  2,900   1 St. Jude Medical, Inc.                                         125,106
  2,500     Stryker Corp.                                                  156,075
  1,150   1 Varian Medical Systems, Inc.                                    46,920
  2,000   1 Zimmer Holdings, Inc.                                          155,520
               TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                $   1,867,196
            HEALTH CARE PROVIDERS & SERVICES--2.2%
  4,300     Aetna, Inc.                                                    206,701
  1,600     AmerisourceBergen Corp.                                         75,376
  2,350     CIGNA Corp.                                                    121,354
  3,150     Cardinal Health, Inc.                                          207,050
  1,375   1 Coventry Health Care, Inc.                                      76,739
  2,300   1 Express Scripts, Inc., Class A                                 115,299
  1,450   1 Humana, Inc.                                                    92,931
  1,000   1 Laboratory Corp. of America Holdings                            73,850
    590     Manor Care, Inc.                                                37,377
  2,531     McKesson HBOC, Inc.                                            146,191
  2,300   1 Medco Health Solutions, Inc.                                   186,921
  1,100   1 Patterson Cos., Inc.                                            39,457
  1,300     Quest Diagnostics, Inc.                                         72,111
  4,100   1 Tenet Healthcare Corp.                                          21,238
 11,000     UnitedHealth Group, Inc.                                       532,730
  5,000   1 Wellpoint, Inc.                                                375,600
               TOTAL HEALTH CARE PROVIDERS & SERVICES                $   2,380,925
            HEALTH CARE TECHNOLOGY--0.0%
  1,750     IMS Health, Inc.                                                49,228
            HOTELS RESTAURANTS & LEISURE--1.6%
  3,700     Carnival Corp.                                                 163,947
  1,200     Darden Restaurants, Inc.                                        51,084
  1,600     Harrah's Entertainment, Inc.                                   135,504
  2,596     Hilton Hotels Corp.                                            114,769
  2,850     International Game Technology                                  100,662
  2,800     Marriott International, Inc., Class A                          116,340
  9,900     McDonald's Corp.                                               473,913
  6,200   1 Starbucks Corp.                                                165,416
  1,800     Starwood Hotels & Resorts Worldwide, Inc.                      113,328
    825     Wendy's International, Inc.                                     28,900
  1,600   1 Wyndham Worldwide Corp.                                         53,840
  4,300     Yum! Brands, Inc.                                              137,772
               TOTAL HOTELS RESTAURANTS & LEISURE                    $   1,655,475
            HOUSEHOLD DURABLES--0.6%
    575     Black & Decker Corp.                                            49,778
  1,000     Centex Corp.                                                    37,310
  2,300     D. R. Horton, Inc.                                              37,536
  1,250     Fortune Brands, Inc.                                           101,625
    550     Harman International Industries, Inc.                           63,800
    700     KB HOME                                                         22,267
  1,400     Leggett and Platt, Inc.                                         29,022
  1,100     Lennar Corp., Class A                                           33,726
  2,250     Newell Rubbermaid, Inc.                                         59,513
  1,700     Pulte Homes, Inc.                                               32,878
    480     Snap-On, Inc.                                                   25,118
    700     Stanley Works                                                   38,731
    600     Whirlpool Corp.                                                 61,266
               TOTAL HOUSEHOLD DURABLES                              $     592,570
            HOUSEHOLD PRODUCTS--2.1%
  1,300     Clorox Co.                                                      78,598
  4,200     Colgate-Palmolive Co.                                          277,200
  3,800     Kimberly-Clark Corp.                                           255,626
 25,800     Procter & Gamble Co.                                         1,595,988
               TOTAL HOUSEHOLD PRODUCTS                              $   2,207,412
            IT SERVICES--1.1%
    900   1 Affiliated Computer Services, Inc., Class A                     48,294
  4,500     Automatic Data Processing, Inc.                                208,890
  1,200   1 Cognizant Technology Solutions Corp.                            97,176
  1,500   1 Computer Sciences Corp.                                         83,520
  1,100   1 Convergys Corp.                                                 20,955
  4,225     Electronic Data Systems Corp.                                  114,033
  1,400     Fidelity National Information Services, Inc.                    69,482
  6,400     First Data Corp., Class                                        203,456
  1,450   1 Fiserv, Inc.                                                    71,659
  2,800     Paychex, Inc.                                                  115,864
  3,000   1 Unisys Corp.                                                    24,270
  6,200     Western Union Co.                                              123,690
               TOTAL IT SERVICES                                     $   1,181,289
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
  5,300   1 AES Corp.                                                      104,145
  1,900   1 Calpine Corp.                                                    5,225
  1,500     Constellation Energy Group                                     125,700
  3,700   1 Dynegy, Inc.                                                    32,967
  4,169   1 Mirant Corp.                                                         0
  3,800     TXU Corp.                                                      247,950
               TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    $     515,987
            INDUSTRIAL CONGLOMERATES--3.8%
  5,900     3M Co.                                                         524,628
 84,100     General Electric Co.                                         3,259,716
  1,025     Textron Inc.                                                   115,712
  4,175     Tyco International Ltd.                                        197,436
               TOTAL INDUSTRIAL CONGLOMERATES                        $   4,097,492
            INSURANCE--4.5%
  2,430     AON Corp.                                                       97,297
  2,600     Ace Ltd.                                                       150,072
  3,975     Aflac, Inc.                                                    207,177
  5,000     Allstate Corp.                                                 265,750
    850     Ambac Financial Group, Inc.                                     57,078
 21,100     American International Group, Inc.                           1,354,198
    900     Assurant, Inc.                                                  45,648
  3,250     Chubb Corp.                                                    163,833
  1,400     Cincinnati Financial Corp.                                      54,880
  3,500     Genworth Financial, Inc., Class A                              106,820
  2,600     Hartford Financial Services Group, Inc.                        238,862
  2,200     Lincoln National Corp.                                         132,704
  3,600     Loews Corp.                                                    170,640
  1,100     MBIA Insurance Corp.                                            61,710
  4,680     Marsh & McLennan Cos., Inc.                                    128,934
  5,900     MetLife, Inc.                                                  355,298
  2,200     Principal Financial Group                                      124,058
  6,200     Progressive Corp., OH                                          130,076
  3,900     Prudential Financial, Inc.                                     345,657
    925     SAFECO Corp.                                                    54,085
  5,400     The St. Paul Travelers Cos., Inc.                              274,212
    800     Torchmark Corp.                                                 49,232
  2,995     UNUMProvident Corp.                                             72,779
  1,550     XL Capital Ltd., Class A                                       120,683
               TOTAL INSURANCE                                       $   4,761,683
            INTERNET & CATALOG RETAIL--0.2%
  2,600   1 Amazon.com, Inc.                                               204,204
  1,900   1 IAC Interactive Corp.                                           54,606
               TOTAL INTERNET & CATALOG RETAIL                       $     258,810
            INTERNET SOFTWARE & SERVICES--1.5%
  1,300   1 Akamai Technologies, Inc.                                       44,148
  1,800   1 Google Inc.                                                    918,000
  2,100   1 Verisign, Inc.                                                  62,349
 10,000   1 Yahoo, Inc.                                                    232,500
  9,300   1 eBay, Inc.                                                     301,320
               TOTAL INTERNET SOFTWARE & SERVICES                    $   1,558,317
            LEISURE EQUIPMENT & PRODUCTS--0.2%
    800     Brunswick Corp.                                                 22,368
  2,400     Eastman Kodak Co.                                               60,600
  1,300     Hasbro, Inc.                                                    36,426
  3,300     Mattel, Inc.                                                    75,603
               TOTAL LEISURE EQUIPMENT & PRODUCTS                    $     194,997
            LIFE SCIENCES TOOLS & SERVICES--0.3%
  1,540     Applera Corp.                                                   48,079
    430   1 Millipore Corp.                                                 33,802
  1,030     PerkinElmer, Inc.                                               28,665
  3,500   1 Thermo Electron Corp.                                          182,735
    850   1 Waters Corp.                                                    49,521
               TOTAL LIFE SCIENCES TOOLS & SERVICES                  $     342,802
            MACHINERY--1.8%
  5,300     Caterpillar, Inc.                                              417,640
    900     Cummins, Inc.                                                  106,830
  2,000     Danaher Corp.                                                  149,360
  1,875     Deere & Co.                                                    225,788
  1,760     Dover Corp.                                                     89,760
  1,250     Eaton Corp.                                                    121,475
  1,500     ITT Corp.                                                       94,320
  3,500     Illinois Tool Works, Inc.                                      192,675
  2,400     Ingersoll-Rand Co., Class A                                    120,768
  2,000     PACCAR, Inc.                                                   163,640
    980     Pall Corp.                                                      40,690
  1,000     Parker-Hannifin Corp.                                           98,680
    800   1 Terex Corp.                                                     69,000
               TOTAL MACHINERY                                       $   1,890,626
            MEDIA--3.3%
  5,900     CBS Corp. (New), Class B                                       187,148
  4,036     Clear Channel Communications, Inc.                             148,928
 25,700   1 Comcast Corp., Class A                                         675,139
  6,200   1 DIRECTV Group, Inc.                                            138,942
    575     Dow Jones & Co.                                                 32,994
    700     E.W. Scripps Co., Class A                                       28,679
  1,900     Gannett Co., Inc.                                               94,810
  4,200   1 Interpublic Group Cos., Inc.                                    44,058
  2,900     McGraw-Hill Cos., Inc.                                         175,450
    360     Meredith Corp.                                                  20,336
  1,270     New York Times Co., Class A                                     29,032
 19,000     News Corp., Inc.                                               401,280
  2,700     Omnicom Group, Inc.                                            140,049
 30,700     Time Warner, Inc.                                              591,282
  1,277     Tribune Co.                                                     35,705
  5,500   1 Viacom, Inc., Class B                                          210,650
 15,900     Walt Disney Co.                                                524,700
               TOTAL MEDIA                                           $   3,479,182
            METALS & MINING-1.0%
  7,200     Alcoa, Inc.                                                    275,040
    850     Allegheny Technologies, Inc.                                    89,191
  2,900     Freeport-McMoRan Copper & Gold, Inc., Class B                  272,542
  3,700     Newmont Mining Corp.                                           154,475
  2,500     Nucor Corp.                                                    125,500
  1,000     United States Steel Corp.                                       98,290
               TOTAL METALS & MINING                                 $   1,015,038
            MULTI-UTILITIES--1.1%
  1,700     Ameren Corp.                                                    81,566
  1,700     CMS Energy Corp.                                                27,472
  2,360     CenterPoint Energy, Inc.                                        38,893
  2,300     Consolidated Edison Co.                                        100,464
  1,445     DTE Energy Co.                                                  67,019
  2,900     Dominion Resources, Inc.                                       244,238
    600     Integrys Energy Group, Inc.                                     29,694
  1,400     KeySpan Corp.                                                   58,170
  2,500     NiSource, Inc.                                                  47,675
  2,980     P G & E Corp.                                                  127,574
  2,110     Public Service Enterprises Group, Inc.                         181,777
  2,276     Sempra Energy                                                  119,991
  1,600     TECO Energy, Inc.                                               25,824
  3,500     Xcel Energy, Inc.                                               71,050
               TOTAL MULTI-UTILITIES                                 $   1,221,407
            MULTILINE RETAIL--1.1%
  1,100   1 Big Lots, Inc.                                                  28,446
    600     Dillards, Inc., Class A                                         17,934
  1,250     Family Dollar Stores, Inc.                                      37,025
  2,700   1 Kohl's Corp.                                                   164,160
  3,800     Macy's, Inc.                                                   137,066
  1,900     Nordstrom, Inc.                                                 90,402
  2,260     Penney (J.C.) Co., Inc.                                        153,770
    700   1 Sears Holdings Corp.                                            95,753
  6,900     Target Corp.                                                   417,933
               TOTAL MULTILINE RETAIL                                $   1,142,489
            OFFICE ELECTRONICS--0.1%
  7,300   1 Xerox Corp.                                                    127,458
            OIL, GAS & CONSUMABLE FUELS--8.9%
  3,775     Anadarko Petroleum Corp.                                       189,996
  2,650     Apache Corp.                                                   214,226
  1,600     CONSOL Energy, Inc.                                             66,640
  3,500     Chesapeake Energy Corp.                                        119,140
 17,700     Chevron Corp.                                                1,509,102
 13,450     ConocoPhillips                                               1,087,298
  3,700     Devon Energy Corp.                                             276,057
  2,050     EOG Resources, Inc.                                            143,705
  5,900     El Paso Corp.                                                   98,235
 46,600     Exxon Mobil Corp.                                            3,967,058
  2,250     Hess Corp.                                                     137,700
  5,600     Marathon Oil Corp.                                             309,120
  1,600     Murphy Oil Corp.                                                99,264
  6,800     Occidental Petroleum Corp.                                     385,696
  1,900     Peabody Energy Corp.                                            80,294
  5,398     Spectra Energy Corp.                                           137,487
  1,000     Sunoco, Inc.                                                    66,720
  4,500     Valero Energy Corp.                                            301,545
  4,900     Williams Cos., Inc.                                            158,025
  3,100     XTO Energy, Inc.                                               169,043
               TOTAL OIL, GAS & CONSUMABLE FUELS                     $   9,516,351
            PAPER & FOREST PRODUCTS--0.3%
  3,600     International Paper Co.                                        133,452
  1,600     MeadWestvaco Corp.                                              52,064
  1,750     Weyerhaeuser Co.                                               124,670
               TOTAL PAPER & FOREST PRODUCTS                         $     310,186
            PERSONAL PRODUCTS--0.2%
  3,700     Avon Products, Inc.                                            133,237
  1,000     Estee Lauder Cos., Inc., Class A                                45,020
               TOTAL PERSONAL PRODUCTS                               $     178,257
            PHARMACEUTICALS--6.1%
 12,500     Abbott Laboratories                                            633,625
  2,550     Allergan, Inc.                                                 148,232
    900   1 Barr Laboratories, Inc.                                         46,098
 16,200     Bristol-Myers Squibb Co.                                       460,242
  8,000     Eli Lilly & Co.                                                432,720
  2,631   1 Forest Laboratories, Inc., Class A                             105,766
 23,800     Johnson & Johnson                                            1,439,900
  2,133   1 King Pharmaceuticals, Inc.                                      36,282
 17,800     Merck & Co., Inc.                                              883,770
  2,000   1 Mylan Laboratories, Inc.                                        32,060
 57,500     Pfizer, Inc.                                                 1,351,825
 12,200     Schering Plough Corp.                                          348,188
    900   1 Watson Pharmaceuticals, Inc.                                    27,378
 10,900     Wyeth                                                          528,868
               TOTAL PHARMACEUTICALS                                 $   6,474,954
            REAL ESTATE INVESTMENT TRUSTS--1.2%
    800     Apartment Investment & Management Co., Class A                  33,800
  1,800     Archstone-Smith Trust                                          103,338
    700     Avalonbay Communities, Inc.                                     75,579
  1,025     Boston Properties, Inc.                                         96,852
  1,100     Developers Diversified Realty                                   52,800
  2,550     Equity Residential Properties Trust                            101,516
  2,200     General Growth Properties, Inc.                                105,556
  4,300     Host Marriott Corp.                                             90,816
  2,000     Kimco Realty Corp.                                              74,660
  1,550     Plum Creek Timber Co., Inc.                                     60,233
  2,100   1 Prologis                                                       119,490
  1,050     Public Storage, Inc.                                            73,595
  1,800     Simon Property Group, Inc.                                     155,754
  1,050     Vornado Realty Trust                                           112,382
               TOTAL REAL ESTATE INVESTMENT TRUSTS                   $   1,256,371
            REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
  1,500   1 CB Richard Ellis Services, Inc.                                 52,380
            ROAD & RAIL--0.8%
  2,925     Burlington Northern Santa Fe Corp.                             240,260
  3,500     CSX Corp.                                                      165,935
  3,300     Norfolk Southern Corp.                                         177,474
    470     Ryder System, Inc.                                              25,554
  2,225     Union Pacific Corp.                                            265,087
               TOTAL ROAD & RAIL                                     $     874,310
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
  4,600   1 Advanced Micro Devices, Inc.                                    62,284
  3,000     Altera Corp.                                                    69,600
  2,800     Analog Devices, Inc.                                            99,260
 11,000     Applied Materials, Inc.                                        242,440
  3,600   1 Broadcom Corp.                                                 118,116
 47,800     Intel Corp.                                                  1,129,036
  1,600     KLA-Tencor Corp.                                                90,864
  6,000   1 LSI Logic Corp.                                                 43,200
  2,200     Linear Technology Corp.                                         78,430
  1,900   1 MEMC Electronic Materials, Inc.                                116,508
  2,700     Maxim Integrated Products, Inc.                                 85,590
  6,400   1 Micron Technology, Inc.                                         75,968
  3,000   1 NVIDIA Corp.                                                   137,280
  2,470     National Semiconductor Corp.                                    64,195
  1,000   1 Novellus Systems, Inc.                                          28,520
  1,500   1 Teradyne, Inc.                                                  23,535
 11,600     Texas Instruments, Inc.                                        408,204
  2,500     Xilinx, Inc.                                                    62,500
               TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT        $   2,935,530
            SOFTWARE--3.2%
  4,800   1 Adobe Systems, Inc.                                            193,392
  2,000   1 Autodesk, Inc.                                                  84,740
  1,600   1 BMC Software, Inc.                                              45,952
  3,558     CA, Inc.                                                        89,235
  1,500   1 Citrix Systems, Inc.                                            54,255
  2,900   1 Compuware Corp.                                                 27,057
  2,600   1 Electronic Arts, Inc.                                          126,464
  2,850   1 Intuit, Inc.                                                    81,624
 68,800     Microsoft Corp.                                              1,994,512
  2,925   1 Novell, Inc.                                                    19,627
 32,100   1 Oracle Corp.                                                   613,752
  7,000   1 Symantec Corp.                                                 134,400
               TOTAL SOFTWARE                                        $   3,465,010
            SPECIALTY RETAIL--1.8%
    750     Abercrombie & Fitch Co., Class A                                52,425
  1,300   1 AutoNation, Inc.                                                25,324
    440   1 AutoZone, Inc.                                                  55,796
  2,100   1 Bed Bath & Beyond, Inc.                                         72,744
  3,425     Best Buy Co., Inc.                                             152,721
  1,250     Circuit City Stores, Inc.                                       14,875
  4,400     Gap (The), Inc.                                                 75,680
 16,400     Home Depot, Inc.                                               609,588
  2,900     Limited Brands, Inc.                                            70,035
 12,400     Lowe's Cos., Inc.                                              347,324
  2,400   1 Office Depot, Inc.                                              59,904
    625     Officemax, Inc.                                                 20,550
  1,100     RadioShack Corp.                                                27,643
    910     Sherwin-Williams Co.                                            63,418
  6,100     Staples, Inc.                                                  140,422
  3,800     TJX Cos., Inc.                                                 105,450
  1,100     Tiffany & Co.                                                   53,075
               TOTAL SPECIALTY RETAIL                                $   1,946,974
            TEXTILES, APPAREL & LUXURY GOODS--0.4%
  3,000   1 Coach, Inc.                                                    136,380
    900     Jones Apparel Group, Inc.                                       22,464
    840     Liz Claiborne, Inc.                                             29,518
  3,200     Nike, Inc., Class B                                            180,640
    500     Polo Ralph Lauren Corp., Class A                                44,675
    700     V.F. Corp.                                                      60,053
               TOTAL TEXTILES, APPAREL & LUXURY GOODS                $     473,730
            THRIFTS & MORTGAGE FINANCE--1.2%
  5,000     Countrywide Financial Corp.                                    140,850
  5,200     Federal Home Loan Mortgage Corp.                               297,804
  7,900     Federal National Mortgage Association                          472,736
  4,300     Hudson City Bancorp, Inc.                                       52,546
    800     MGIC Investment Corp.                                           30,928
  3,200     Sovereign Bancorp, Inc.                                         61,248
  7,200     Washington Mutual Bank, Inc.                                   270,216
               TOTAL THRIFTS & MORTGAGE FINANCE                      $   1,326,328
            TOBACCO--1.2%
 17,200     Altria Group, Inc.                                           1,143,284
  1,400     Reynolds American, Inc.                                         85,638
  1,400     UST, Inc.                                                       74,970
               TOTAL TOBACCO                                         $   1,303,892
            TRADING COMPANIES & DISTRIBUTORS--0.0%
    605     Grainger (W.W.), Inc.                                           52,853
            WIRELESS TELECOMMUNICATION SERVICES--0.6%
  2,400     Alltel Corp.                                                   158,280
 23,600     Sprint Nextel Corp.                                            484,508
               TOTAL WIRELESS TELECOMMUNICATION SERVICES             $     642,788
               TOTAL COMMON STOCKS                                   $ 106,531,558
               (IDENTIFIED COST $78,669,831)
            MUTUAL FUND--0.0%
     34     SSgA Money Market Fund, 4.97%2 (AT NET ASSET VALUE)      $          34
               TOTAL INVESTMENTS --- 99.9%                           $ 106,531,592
               (IDENTIFIED COST $78,669,865)3
               OTHER ASSETS AND LIABILITIES --- NET --- 0.1%         $      56,518
               TOTAL NET ASSETS --- 100%                             $ 106,588,110

1    Non-income producing security.
2    7-Day net yield.
3    At July 31,  2007,  the cost of  investments  for federal tax  purposes was
     $78,669,865. The net unrealized appreciation of investments for federal tax purposes was $27,861,727. This consists of net unrealized appreciation from investments  for those  securities  having and excess of value over cost of
     $30,493,189  and net unrealized  depreciation  from  investments  for those securities having an excess of cost over value of $2,631,462.


    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others under the direction of Fund management. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.




MTB INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL               DESCRIPTION   VALUE
  AMOUNT OR       SHARES

                  ASSET-BACKED SECURITIES--1.4%
  $ 1,727,746     L.A. Arena Funding LLC, Class A, 7.656%, 12/15/2026                                                  $   1,785,508
                  (IDENTIFIED COST $1,727,746)
                  COLLATERALIZED MORTGAGE OBLIGATIONS-19.3%
                  COMMERCIAL MORTGAGE BACKED SECURITY - 0.7%
    1,000,000 1,2 American Tower Trust (Series 2007-1A), Class AFX, 5.420%, 4/15/2037                                        988,750
                  FEDERAL HOME LOAN MORTGAGE CORPORATION-1.0%
       26,780     (Series 2631), Class LA, 4.00%, 6/15/2011                                                                   26,717
      624,310     (Series 2707), Class PW, 4.00%, 7/15/2014                                                                  619,711
      617,677     (Series 1920), Class H, 7.00%, 1/15/2012                                                                   632,554
                     TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                          1,278,982
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION-4.5%
    5,935,000     (Series 2005-30), Class BU, 5.00%, 3/25/2024                                                             5,919,853
       19,677     (Series 1998-23), Class C, 9.75%, 9/25/2018                                                                 21,177
                     TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                           5,941,030
                  INDYMAC INDA MORTGAGE LOAN TRUST - 1.8%
    2,331,439     (Series 2005-AR1), Class 2A1, 5.092%, 11/25/2035                                                         2,303,969
                  WHOLE LOAN - 11.3%
    1,500,000     Banc of America Commercial Mortgage, Inc. 2007-2, Class A2, 5.634%, 6/10/2012                            1,512,127
    1,432,776     Bank of America Mortgage Securities 2004-A, Class 2A1, 3.555%, 2/25/2034                                 1,422,321
    6,164,373     Countrywide Home Loans 2004-8, Class 2A1, 4.50%, 6/25/2019                                               5,961,555
    2,013,803     GSR Mortgage Loan Trust 2006-2F, Class 2A15, 5.75%, 2/25/2036                                            2,008,527
    1,000,000     Goldman Sachs Mortgage Securities Corp. II 2007-GG10, Class A2, 5.77%, 8/10/2047                         1,014,055
    1,081,079     Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.75%, 11/25/2018                         1,059,652
    1,893,954     Structured Asset Securities Corp., (Series 2005-001, 6A1), 6.00%, 2/25/2035                              1,897,730
                     TOTAL WHOLE LOAN                                                                                     14,875,967
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                         $  25,388,698
                     (IDENTIFIED COST $25,645,250)
                3 COMMERCIAL PAPER--4.5%
                  ASSET BACKED--1.5%
    2,000,000     CAFCO LLC, CP, 5.371%, 8/1/2007                                                                          2,000,000
                  FOOD PRODUCTS--1.5%
    2,000,000     Kraft Foods, Inc., CP, 5.501%, 8/1/2007                                                                  2,000,000
                  MEDIA--1.5%
    2,000,000     Walt Disney Co., CPABS3A3, 5.422%, 8/3/2007                                                              1,999,398
                     TOTAL COMMERCIAL PAPER                                                                            $   5,999,398
                     (AMORTIZED COST $5,999,398)
                  CORPORATE BONDS-35.5%
                  AUTOMOBILES--0.4%
      500,000     DaimlerChrysler North America Holding Corp., Note, (Series MTN), 5.75%, 9/8/2011                           498,671
                  BANKS - 3.4%
    1,500,000 1,2 Bank of New York Institutional Capital Trust, Company Guarantee, 7.78%, 12/1/2026                        1,564,259
      900,000     BankBoston Capital Trust III, Company Guarantee, 6.11%, 6/15/2027                                          900,480
    1,000,000     SouthTrust Bank, Sub. Note, 6.125%, 1/9/2028                                                             1,000,273
    1,000,000     U.S. Bank, N.A., 5.92%, 5/25/2012                                                                        1,002,265
                     TOTAL BANKS                                                                                           4,467,277
                  BUILDING MATERIALS--0.4%
      500,000 1,2 C10 Capital SPV Ltd., Deb., 6.722%, 12/1/2049                                                              497,856
                  CAPITAL MARKETS--1.7%
      250,000     Lehman Brothers Holdings, Inc., Sub. Deb., 5.75%, 1/3/2017                                                 234,246
    1,000,000     Merrill Lynch & Co., Inc., 6.05%, 5/16/2016                                                                989,593
    1,000,000     Morgan Stanley, Sr. Unsecd. Note, (Series F), 5.75%, 10/18/2016                                            973,349
                     TOTAL CAPITAL MARKETS                                                                                 2,197,188
                  COMMERCIAL BANKS--0.4%
      200,000     Bank of America Corp., Sub. Note, 7.125%, 10/15/2011                                                       211,989
      250,000     First Tennessee Bank, N.A., Sub. Note, 5.75%, 12/1/2008                                                    251,793
                     TOTAL COMMERCIAL BANKS                                                                                  463,782
                  CONSUMER FINANCE - 3.3%
      200,000     Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009                                                          192,768
    1,000,000     General Motors Acceptance Corp., Unsecd. Note, 6.00%, 12/15/2011                                           910,854
      800,000     GMAC LLC, Floating Rate Note - Sr. Note, 6.61%, 5/15/2009                                                  774,006
    1,000,000     MBNA Capital I, Company Guarantee, (Series A), 8.278%, 12/1/2026                                         1,044,701
      500,000     Residential Capital Corp., Sr. Note, 6.50%, 4/17/2013                                                      448,754
      500,000     Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010                                             470,718
      500,000     Student Loan Marketing Association, 4.50%, 7/26/2010                                                       460,788
                     TOTAL CONSUMER FINANCE                                                                                4,302,589
                  DIVERSIFIED FINANCIAL SERVICES -- 3.0%
      450,000     CIT Group, Inc., Sr. Note, 5.00%, 2/13/2014                                                                417,208
      500,000     Citigroup, Inc., Sub. Note, 5.50%, 2/15/2017                                                               480,208
    1,000,000     Citigroup, Inc., Sub. Note, 6.125%, 8/25/2036                                                              979,991
    1,150,000     International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013                                        1,155,984
    1,000,000     JPMorgan Chase Capital XVIII, Company Guarantee, (Series R), 6.95%, 8/17/2036                              978,904
                     TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                  4,012,295
                  DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
    1,000,000     AT+T Inc, Note, 6.80%, 5/15/2036                                                                         1,039,166
                  ELECTRIC UTILITIES--3.1%
      250,000     American Electric Power Co., Inc., Sr. Note, (Series C), 5.375%, 3/15/2010                                 250,964
    1,000,000 1,2 Baltimore Gas & Electric Co., Sr. Unsecd. Note, 6.35%, 10/1/2036                                         1,023,226
    1,000,000     Progress Energy, Inc., 6.85%, 4/15/2012                                                                  1,051,082
    1,500,000     Progress Energy, Inc., 7.75%, 3/1/2031                                                                   1,742,646
                     TOTAL ELECTRIC UTILITIES                                                                              4,067,918
                  ENERGY EQUIPMENT & SERVICES--2.3%
    2,000,000     National-Oilwell, Inc., Note, 5.65%, 11/15/2012                                                          1,985,146
    1,000,000 1,2 Weatherford International, Inc., Company Guarantee, 6.80%, 6/15/2037                                     1,047,875
                     TOTAL ENERGY EQUIPMENT & SERVICES                                                                     3,033,021
                  FOOD PRODUCTS -- 0.7%
    1,000,000     Archer-Daniels-Midland Co., 5.935%, 10/1/2032                                                              977,964
                  IT SERVICES--0.8%
    1,250,000     Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016                                                 1,090,625
                  INSURANCE - 1.6%
    1,000,000     American International Group, Inc., 5.05%, 10/1/2015                                                       957,207
    1,175,000 1,2 Asif Global Financing, (Series 144A), 4.90%, 1/17/2013                                                   1,152,193
                     TOTAL INSURANCE                                                                                       2,109,400
                  MEDIA - 0.9%
      200,000     Comcast Corp., Note, 6.20%, 11/15/2008                                                                     201,824
    1,000,000 1,2 Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010                                                   1,064,660
                     TOTAL MEDIA                                                                                           1,266,484
                  MULTI-UTILITIES--2.4%
    1,250,000     CenterPoint Energy, Inc., Sr. Note, (Series B), 6.85%, 6/1/2015                                          1,321,446
      500,000     Dominion Resources, Inc., Unsecd. Note, (Series A), 5.60%, 11/15/2016                                      486,842
    1,300,000     Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008                                                             1,276,747
                     TOTAL MULTI-UTILITIES                                                                                 3,085,035
                  OIL, GAS & CONSUMABLE FUELS - 5.1%
      500,000     Apache Corp., Sr. Unsecd. Note, 5.25%, 4/15/2013                                                           492,359
    1,000,000     Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                                       957,500
    1,000,000     Devon Financing Corp., 7.875%, 9/30/2031                                                                 1,154,242
    1,000,000     Enterprise Products Operating LP, Company Guarantee, 7.034%, 1/15/2068                                     930,328
    1,250,000     Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013                                                   1,257,806
    1,000,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                    912,653
    1,000,000     Valero Energy Corp., 6.625%, 6/15/2037                                                                     994,758
                     TOTAL OIL, GAS & CONSUMABLE FUELS                                                                     6,699,646
                  PHARMACEUTICALS--0.4%
      500,000     Abbott Laboratories, Note, 5.875%, 5/15/2016                                                               503,715
                  REAL ESTATE INVESTMENT TRUSTS--0.9%
      650,000     Boston Properties, Inc., Sr. Note, 5.00%, 6/1/2015                                                         615,511
      500,000     Simon Property Group, Inc., Unsub., 5.375%, 6/1/2011                                                       497,040
                     TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                   1,112,551
                  ROAD & RAIL - 1.1%
    1,000,000     Burlington Northern Santa Fe Corp., Deb., 6.200%, 8/15/2036                                                951,829
      500,000     Union Pacific Corp., Note, 3.875%, 2/15/2009                                                               490,550
                     TOTAL ROAD & RAIL                                                                                     1,442,379
                  TELECOMMUNICATION SERVICES - 0.2%
      200,000     BellSouth Telecommunications, Inc., Deb., 5.875%, 1/15/2009                                                202,187
                  UTILITIES - 0.7%
    1,000,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                                970,898
                  WIRELESS TELECOMMUNICATION SERVICES--1.9%
    1,500,000     American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012                                               1,477,500
    1,000,000     Sprint Nextel Corp., Floating Rate Note, 5.76%, 6/28/2010                                                  999,256
                     TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                             2,476,756
                     TOTAL CORPORATE BONDS                                                                             $  46,517,403
                     (IDENTIFIED COST $47,489,136)
                  GOVERNMENT AGENCIES-0.2%
                  FEDERAL HOME LOAN BANK SYSTEM - 0.2%
      250,000     Bond, 5.20%, 4/30/2014 (IDENTIFIED COST $250,000)                                                    $     245,149
                  MORTGAGE-BACKED SECURITIES--22.6%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.3%
      362,830     Pool A13990, 4.50%, 10/1/2033                                                                              331,496
    3,737,960     Pool G02296, 5.00%, 6/1/2036                                                                             3,514,189
    7,000,000     Pool G12709, 5.00%, 7/1/2022                                                                             6,788,760
      640,347     Pool B17616, 5.50%, 1/1/2020                                                                               634,031
      417,733     Pool C01272, 6.00%, 12/1/2031                                                                              417,324
      176,381     Pool C79603, 6.00%, 2/1/2033                                                                               175,602
      237,070     Pool E00560, 6.00%, 7/1/2013                                                                               239,002
       54,468     Pool C00478, 8.50%, 9/1/2026                                                                                57,892
        1,279     Pool 170027, 14.75%, 3/1/2010                                                                                1,346
                     TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                         12,159,642
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.4%
    1,034,132     Pool 254759, 4.50%, 6/1/2018                                                                               989,999
    2,028,446     Pool 695818, 5.00%, 4/1/2018                                                                             1,974,840
    3,311,273     Pool 839291, 5.00%, 9/1/2020                                                                             3,215,488
    1,882,836     Pool 878103, 5.00%, 5/1/2036                                                                             1,769,533
    2,719,857     Pool 892493, 5.50%, 8/1/2036                                                                             2,630,980
      279,536     Pool 346537, 6.00%, 5/1/2011                                                                               281,490
      444,266     Pool 535939, 6.00%, 5/1/2016                                                                               448,383
      622,906     Pool 686398, 6.00%, 3/1/2033                                                                               620,738
    1,114,345     Pool 688987, 6.00%, 5/1/2033                                                                             1,108,030
       50,982     Pool 398938, 6.50%, 10/1/2027                                                                               52,143
       19,275     Pool 402255, 6.50%, 12/1/2027                                                                               19,726
       76,601     Pool 398162, 6.50%, 1/1/2028                                                                                78,298
      172,969     Pool 254007, 6.50%, 10/1/2031                                                                              176,529
      480,294     Pool 638023, 6.50%, 4/1/2032                                                                               490,180
      448,754     Pool 642345, 6.50%, 5/1/2032                                                                               457,990
      585,270     Pool 651292, 6.50%, 7/1/2032                                                                               596,036
    1,119,543     Pool 653729, 6.50%, 8/1/2032                                                                             1,140,138
      159,678     Pool 329794, 7.00%, 2/1/2026                                                                               166,062
       20,576     Pool 487065, 7.00%, 3/1/2029                                                                                21,313
                     TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                          16,237,896
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.9%
      266,987     Pool 503405, 6.50%, 4/15/2029                                                                              273,270
      216,649     Pool 354765, 7.00%, 2/15/2024                                                                              226,097
      150,360     Pool 354827, 7.00%, 5/15/2024                                                                              156,917
      123,186     Pool 385623, 7.00%, 5/15/2024                                                                              128,558
       53,333     Pool 2077, 7.00%, 9/20/2025                                                                                 55,396
       34,443     Pool 373335, 7.50%, 5/15/2022                                                                               36,127
      115,801     Pool 354677, 7.50%, 10/15/2023                                                                             121,628
       55,065     Pool 354713, 7.50%, 12/15/2023                                                                              57,836
       38,651     Pool 360869, 7.50%, 5/15/2024                                                                               40,515
      104,522     Pool 361843, 7.50%, 10/15/2024                                                                             109,562
                     TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                        1,205,906
                     TOTAL MORTGAGE-BACKED SECURITIES                                                                  $  29,603,444
                     (IDENTIFIED COST $30,077,680)
                  MUNICIPAL--0.8%
    1,000,000     Contra Costa County CA Pub Fing. Taxable North Richmond PJ A T, 5.521%, 8/1/2017 (IDENTIFIED COST    $   1,004,500
                  $1,000,000)
                  U.S. TREASURY--9.0%
                  U.S. TREASURY NOTES--9.0%
      135,000     4.50%, 4/30/2012                                                                                           134,578
    2,289,000     4.50%, 5/15/2017                                                                                         2,246,439
      535,000     4.625%, 2/15/2017                                                                                          529,483
    5,245,000     4.750%, 5/31/2012                                                                                        5,284,338
    2,000,000     4.750%, 5/15/2014                                                                                        2,009,687
    1,615,000     4.875%, 6/30/2012                                                                                        1,635,945
                     TOTAL U.S. TREASURY                                                                               $  11,840,470
                     (IDENTIFIED COST $11,674,033)
                  MUTUAL FUND--0.0%
          128     SSgA Money Market Fund, 4.97%4                                                                                 128
                  (AT NET ASSET VALUE)
                  REPURCHASE AGREEMENT--6.2%
  $ 8,204,570     Interest in $8,204,570 repurchase agreement 5.31%, dated 7/31/2007 under which Credit Suisse             8,204,570
                  First Boston LLC will repurchase a U.S. Government Agency security maturing on 3/29/2022 for
                  $8,205,780 on 8/1/2007.  The market value of the underlying security at the end of the period was
                  $8,370,885.
                  (AT COST)
                     TOTAL INVESTMENTS - 99.5%                                                                         $ 130,589,268
                     (IDENTIFIED COST $132,067,941)5
                     OTHER ASSETS AND LIABILITIES -NET - 0.5%                                                          $     699,185
                     TOTAL NET ASSETS -- 100%                                                                          $ 131,288,453

  1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At July 31, 2007, these restricted securities amounted to $7,338,819, which represented 5.6% of total net assets.
  2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of
    Trustees (the "Trustees").  At July 31, 2007, these liquid restricted securities amounted to $7,338,819, which represented 5.6%
    of total net assets.
  3 Discount rate at time of purchase.
  4 7-Day net yield.
  5 At July 31, 2007, the cost of investments for federal tax purposes was $132,067,941.  The net unrealized depreciation of investments for federal tax purposes was $1,478,673.  This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $739,448 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,218,121.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees


Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronyms are used throughout this portfolio:

 CP  --Commercial Paper
 MTN --Medium Term Note



MTB INTERMEDIATE-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL                DESCRIPTION   VALUE
  AMOUNT OR        SHARES

                   COLLATERALIZED MORTGAGE OBLIGATIONS-11.5%
                   COMMERCIAL MORTGAGE-BACKED SECURITY - 0.5%
  $  1,000,000 1,2 American Tower Trust, (Series 2007-1A), Class AFX, 5.420%, 4/15/2037                                $     988,750
                   FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.3%
       396,201     (Series 2628C), Class QH, 4.00%, 12/15/2021                                                               393,823
     4,245,655     (Series R001), Class AE, 4.375%, 4/15/2015                                                              4,167,192
     7,000,000     (Series 2872C), Class GB, 5.00%, 5/15/2028                                                              7,000,568
       617,677     (Series 1920), Class H, 7.00%, 1/15/2012                                                                  632,554
                      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                        12,194,137
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.4%
       772,548     (Series 1993-160), Class AJ, 6.50%, 4/25/2023                                                             779,020
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.2%
       439,145     (Series 0421A), Class PJ, 3.50%, 6/20/2025                                                                435,922
                   INDYMAC INDA MORTGAGE LOAN TRUST - 1.2%
     2,331,439     (Series 2005-AR1), Class 2A1, 5.092%, 11/25/2035                                                        2,303,969
                   WHOLE LOAN - 2.9%
     1,500,000     Banc of America Commercial Mortgage, Inc. 2007-2, Class A2, 5.634%, 6/10/2012                           1,512,127
     1,500,000     Goldman Sachs Mortgage Securities Corp. II 2007-GG10, Class A2, 5.77%, 8/10/2047                        1,521,082
     2,525,271     Structured Asset Securities Corp. (2005-001, 6A1), 6.00%, 2/25/2035                                     2,530,307
                      TOTAL WHOLE LOAN                                                                                     5,563,516
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                        $  22,265,314
                      (IDENTIFIED COST $22,521,014)
                 3 COMMERCIAL PAPER--6.9%
                   ASSET-BACKED--3.8%
     3,360,000     CAFCO LLC, CP, 5.371%, 8/1/2007                                                                         3,360,000
     4,000,000     New Center Asset Trust, CPABS3A3, 5.350%, 8/1/2007                                                      4,000,000
                      TOTAL ASSET-BACKED                                                                                   7,360,000
                   FOOD PRODUCTS--1.6%
     3,000,000     Kraft Foods, Inc. CP, 5.501%, 8/1/2007                                                                  3,000,000
                   INTERNET SOFTWARE & SERVICES--1.5%
     3,000,000     Walt Disney Co., CPABS3A3, 5.422%, 8/3/2007                                                             2,999,097
                      TOTAL COMMERCIAL PAPER                                                                           $  13,359,097
                      (AMORTIZED COST $13,359,097)
                   CORPORATE BONDS-15.9%
                   AEROSPACE & DEFENSE--0.4%
       960,000     United Technologies Corp., Unsecd. Note, 4.875%, 5/1/2015                                                 909,544
                   AUTOMOBILES--0.2%
       500,000     DaimlerChrysler North America Holding Corp., Note, Series MTN, 5.75%, 9/8/2011                            498,671
                   BANKS - 2.0%
     1,000,000     BankBoston Capital Trust III, Company Guarantee, 6.11%, 6/15/2027                                       1,000,533
     1,330,000     PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009                                                         1,348,352
     1,500,000     U.S. Bank, N.A., 5.92%, 5/25/2012                                                                       1,503,397
                      TOTAL BANKS                                                                                          3,852,282
                   CAPITAL MARKETS--0.6%
       250,000     Lehman Brothers Holdings, Inc., Sub. Deb., 5.75%, 1/3/2017                                                234,246
     1,000,000     Merrill Lynch & Co., Inc., 6.05%, 5/16/2016                                                               989,593
                      TOTAL CAPITAL MARKETS                                                                                1,223,839
                   CONSUMER FINANCE -- 0.7%
     1,000,000     General Motors Acceptance Corp., 6.75%, 12/1/2014                                                         910,785
       500,000     Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010                                            470,718
                      TOTAL CONSUMER FINANCE                                                                               1,381,503
                   DIVERSIFIED FINANCIAL SERVICES--1.7%
       800,000     Bank of America Corp., Sub. Note, 7.125%, 10/15/2011                                                      847,955
     2,000,000     Capital One Bank, Note, 5.00%, 6/15/2009                                                                1,992,559
       500,000     Citigroup, Inc., Sub. Note, 5.50%, 2/15/2017                                                              480,208
                      TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                 3,320,722
                   ELECTRIC UTILITIES - 2.2%
     2,000,000     Carolina Power & Light Co., 1st Mtg. Note, 5.125%, 9/15/2013                                            1,957,087
     1,250,000     Columbus Southern Power, Note, 6.51%, 2/1/2008                                                          1,256,670
     1,000,000     Progress Energy, Inc., 6.85%, 4/15/2012                                                                 1,051,082
                      TOTAL ELECTRIC UTILITIES                                                                             4,264,839
                   ENERGY EQUIPMENT & SERVICES--1.0%
     1,000,000     National-Oilwell, Inc., Note, 5.65%, 11/15/2012                                                           992,573
     1,000,000 1,2 Weatherford International, Inc., Company Guarantee, 6.35%, 6/15/2017                                    1,035,157
                      TOTAL ENERGY EQUIPMENT & SERVICES                                                                    2,027,730
                   IT SERVICES--0.6%
     1,250,000     Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016                                                1,090,625
                   INDUSTRIAL - 0.3%
       500,000 1,2 Cemex Inc., 6.722%                                                                                        497,857
                   MEDIA - 0.5%
     1,000,000 1,2 Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010                                                  1,064,660
                   MULTI-UTILITIES--0.7%
       500,000     CenterPoint Energy, Inc., Sr. Note, Series B, 7.25%, 9/1/2010                                             524,695
       500,000     Dominion Resources, Inc., Unsecd. Note, Series A, 5.60%, 11/15/2016                                       486,842
       400,000     Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008                                                              392,845
                      TOTAL MULTI-UTILITIES                                                                                1,404,382
                   OIL, GAS & CONSUMABLE FUELS--1.7%
       500,000     Apache Corp., Sr. Unsecd. Note, 5.25%, 4/15/2013                                                          492,359
     1,000,000     Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                                      957,500
     1,000,000     Enterprise Products Operating LP, Company Guarantee, 7.034%, 1/15/2068                                    930,328
     1,000,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                   912,653
                      TOTAL OIL, GAS & CONSUMABLE FUELS                                                                    3,292,840
                   OIL EXPLORATION & PRODUCTION - 0.4%
       750,000     Pemex Project Funding Master, Company Guarantee, Series WI, 8.85%, 9/15/2007                              750,450
                   PHARMACEUTICALS--0.3%
       500,000     Abbott Laboratories, Note, 5.875%, 5/15/2016                                                              503,715
                   REAL ESTATE --0.8%
     1,000,000     iStar Financial, Inc., 6.00%, 12/15/2010                                                                1,001,080
       500,000     Simon Property Group, Inc., Unsub., 5.375%, 6/1/2011                                                      497,040
                      TOTAL REAL ESTATE                                                                                    1,498,120
                   ROAD & RAIL--0.3%
       500,000     Union Pacific Corp., Note, 3.875%, 2/15/2009                                                              490,550
                   UTILITIES - 0.5%
     1,000,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                               970,898
                   WIRELESS TELECOMMUNICATION SERVICES--1.0%
     1,000,000     American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012                                                985,000
     1,000,000     Sprint Nextel Corp., Floating Rate Note, 5.76%, 6/28/2010                                                 999,256
                      TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                            1,984,256
                      TOTAL CORPORATE BONDS                                                                            $  31,027,483
                      (IDENTIFIED COST $31,744,053)
                   GOVERNMENT AGENCIES-13.9%
                   FEDERAL HOME LOAN BANK SYSTEM--6.7%
     6,000,000     Bond, 4.625%, 2/18/2011                                                                                 5,934,315
     7,000,000     Bond, 5.00%, 12/11/2009                                                                                 7,010,604
                      TOTAL FEDERAL HOME LOAN BANK SYSTEM                                                                 12,944,919
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--7.2%
     1,500,000     Note, 3.25%, 3/14/2008                                                                                  1,482,126
     7,000,000     Note, 5.75%, 3/15/2009                                                                                  7,089,786
     1,500,000     Note, (Series MTN), 2.85%, 6/3/2008                                                                     1,472,141
     4,000,000     Note, 5.125%, 7/15/2012                                                                                 4,010,230
                      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                        14,054,283
                      TOTAL GOVERNMENT AGENCIES                                                                        $  26,999,202
                      (IDENTIFIED COST $27,071,899)
                   MORTGAGE-BACKED SECURITIES--20.4%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.2%
       913,242     Pool 2672-WA, 4.00%, 9/15/2010                                                                            897,980
       911,276     Pool G11311, 5.00%, 10/1/2017                                                                             887,763
     1,095,381     Pool E92817, 5.00%, 12/1/2017                                                                           1,067,118
    10,000,000     Pool G12709, 5.00%, 7/1/2022                                                                            9,698,229
         4,617     Pool E76204, 5.50%, 4/1/2014                                                                                4,583
       178,006     Pool E83022, 6.00%, 4/1/2016                                                                              179,600
       289,184     Pool A18401, 6.00%, 2/1/2034                                                                              287,907
        67,226     Pool G10399, 6.50%, 7/1/2009                                                                               67,479
       291,647     Pool C90504, 6.50%, 12/1/2021                                                                             297,256
       606,169     Pool C90293, 7.50%, 9/1/2019                                                                              632,828
                      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                        14,020,743
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-12.5%
       256,767     Pool 254227, 5.00%, 2/1/2009                                                                              255,554
     4,539,566     Pool 838741, 5.00%, 9/1/2020                                                                            4,408,249
       162,516     Pool 839291, 5.00%, 9/1/2020                                                                              157,815
     5,615,547     Pool 844048, 5.00%, 11/1/2035                                                                           5,281,129
       221,128     Pool 254400, 5.50%, 7/1/2009                                                                              219,813
       630,405     Pool 619054, 5.50%, 2/1/2017                                                                              625,566
     4,478,648     Pool 832365, 5.50%, 8/1/2020                                                                            4,430,269
     5,826,849     Pool 256674, 6.00%, 3/1/2037                                                                            5,777,442
       120,657     Pool 303831, 6.00%, 4/1/2011                                                                              121,501
     2,336,820     Pool 897174, 6.00%, 10/1/2036                                                                           2,317,736
        22,983     Pool 196701, 6.50%, 5/1/2008                                                                               23,062
        44,373     Pool 50905, 6.50%, 10/1/2008                                                                               44,561
        48,189     Pool 424286, 6.50%, 6/1/2013                                                                               48,993
        32,190     Pool 561915, 6.50%, 11/1/2030                                                                              32,883
       123,375     Pool 313224, 7.00%, 12/1/2011                                                                             125,261
       359,680     Pool 254240, 7.00%, 3/1/2032                                                                              372,126
        94,165     Pool 526062, 7.50%, 12/1/2029                                                                              97,705
                      TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                         24,339,665
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.7%
       456,806     Pool 780825, 6.50%, 7/15/2028                                                                             467,555
       394,875     Pool 2701, 6.50%, 1/20/2029                                                                               402,686
       212,091     Pool 2616, 7.00%, 7/20/2028                                                                               219,550
        36,726     Pool 426727, 7.00%, 2/15/2029                                                                              38,155
       188,193     Pool 781231, 7.00%, 12/15/2030                                                                            195,076
                      TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                       1,323,022
                      TOTAL MORTGAGE-BACKED SECURITIES                                                                 $  39,683,430
                      (IDENTIFIED COST $40,237,393)
                   U.S. TREASURY--27.2%
                   U.S. TREASURY BONDS - 0.8%
       122,000     4.500%, 2/15/2036                                                                                         114,489
     1,000,000     10.625%, 8/15/2015                                                                                      1,390,937
                      TOTAL U.S. TREASURY BONDS                                                                            1,505,426
                   U.S. TREASURY NOTES - 26.4%
     8,000,000     3.875%, 5/15/2009                                                                                       7,906,250
       975,000     4.125%, 5/15/2015                                                                                         937,371
       125,000     4.25%, 11/15/2014                                                                                         121,641
     1,440,000     4.25%, 8/15/2015                                                                                        1,393,875
     7,000,000     4.50%, 5/15/2010                                                                                        6,998,906
     1,135,000     4.50%, 4/30/2012                                                                                        1,131,453
        10,000     4.50%, 11/15/2015                                                                                           9,839
     1,924,000     4.50%, 5/15/2017                                                                                        1,888,226
     8,500,000     4.625%, 11/15/2016                                                                                      8,416,328
     6,245,000     4.75%, 5/31/2012                                                                                        6,291,838
     1,130,000     4.75%, 5/15/2014                                                                                        1,135,473
     5,000,000     4.875%, 6/30/2009                                                                                       5,031,250
     8,830,000     4.875%, 6/30/2012                                                                                       8,944,514
       544,420     U.S. Treasury Inflation Protected Note, 1.625%, 1/15/2015                                                 513,541
       670,671     U.S. Treasury Inflation Protected Note, 3.000%, 7/15/2012                                                 689,324
                      TOTAL U.S. TREASURY NOTES                                                                           51,409,829
                      TOTAL U.S. TREASURY                                                                              $  52,915,255
                      (IDENTIFIED COST $52,447,038)
                   MUTUAL FUND--0.0%
             1     SSgA Money Market Fund, 4.97%4                                                                      $           1
                   (AT NET ASSET VALUE)
                   REPURCHASE AGREEMENT--3.7%
     7,251,067     Interest in $7,251,067 repurchase agreement 5.270%, dated 7/31/2007 under which Credit Suisse       $   7,251,067
                   First Boston LLC will repurchase a U.S. Treasury security with a maturity of 3/29/2022 for
                   $7,252,128 on 8/1/2007.  The market value of the underlying security at the end of the period was $7,396,469.
                   (AT COST)
                      TOTAL INVESTMENTS - 99.5%                                                                        $ 193,500,849
                      (IDENTIFIED COST $194,631,562)5
                      OTHER ASSETS AND LIABLITIES - NET - 0.5%                                                         $   1,039,991
                      TOTAL NET ASSETS - 100%                                                                          $ 194,540,840

  1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At July 31, 2007, these restricted securities amounted to $3,586,424, which represented 1.8% of total net assets.
  2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of
    Trustees( the "Trustees").  At July 31, 2007, these liquid restricted securities amounted to $3,586,424 which represented 1.8%
    of total net assets.
  3 Discount rate at time of purchase.
  4 7-Day net yield.
  5 At July 31, 2007, the cost of investments for federal tax purposes amounts to $194,732,668.  The net unrealized depreciation of investments for federal tax purposes was $1,231,819.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $953,271 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,185,090.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronyms are used throughout this portfolio:

 MTN --Medium Term Note
 CP  --Commercial Paper




MTB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

 SHARES        DESCRIPTION                                                                                                  VALUE IN
                                                                                                                                U.S.
                                                                                                                             DOLLARS
               COMMON STOCKS-97.4%
               AUSTRALIA-4.9%
     2,005     AGL Energy Ltd.                                                                                         $      26,288
    45,301     AMP Ltd.                                                                                                      386,440
     7,066     APN News & Media Ltd.                                                                                          34,445
     1,701     ASX Limited                                                                                                    70,653
     4,572     Alinta Ltd.                                                                                                    57,501
    24,912     Australia & New Zealand Banking Group, Melbourne                                                              595,980
    47,806     BHP Billiton Ltd.                                                                                           1,521,977
     3,482     Bank of Queensland                                                                                             52,135
    37,369     Bluescope Steel Ltd.                                                                                          344,659
       560     CSL Ltd.                                                                                                       41,945
   132,317     Centro Properties Group                                                                                       129,864
    10,576     Coates Hire Ltd.                                                                                               48,642
       736     Cochlear Ltd.                                                                                                  38,345
    37,167     Commonwealth Bank of Australia                                                                              1,708,909
    17,799     Commonwealth Property                                                                                          24,127
     7,414     Crane Group Ltd.                                                                                              114,084
    62,700     DB RREEF Trust                                                                                                 96,481
     6,761     Fairfax (John) Holdings Ltd.                                                                                   27,745
     3,128     Flight Centre Ltd.                                                                                             48,155
    88,600     GWA International Ltd.                                                                                        332,269
   108,020     Goodman Fiedler                                                                                               231,734
    18,704     Gunns Ltd.                                                                                                     53,628
     3,629     Jubilee Gold Mines                                                                                             47,602
     6,983     Just Group                                                                                                     28,126
     6,176     Leighton Holdings Ltd.                                                                                        204,254
     4,768     MFS Ltd.                                                                                                       21,047
     5,047     MacArthur Coal Ltd.                                                                                            29,445
     9,766     Macquarie Airports                                                                                             35,982
     3,869     Macquarie Bank Ltd.                                                                                           268,862
   322,786     Macquarie DDR TST                                                                                             326,756
     9,055     Macquarie Infrastructure Group                                                                                 25,173
   171,934     Macquarie Office Units NPV                                                                                    222,135
    57,809     Minara Resources Ltd.                                                                                         303,624
     7,181     National Australia Bank Ltd., Melbourne                                                                       233,361
    86,855     OneSteel Ltd.                                                                                                 490,904
     1,067     Orica Ltd.                                                                                                     25,474
    12,123     Oxiana Ltd.                                                                                                    37,823
    16,630     PMP Ltd.                                                                                                       23,108
    41,612     Pacific Brands Ltd.                                                                                           126,293
     9,465     Perilya Ltd.                                                                                                   37,972
    10,651     QBE Insurance Group Ltd.                                                                                      270,642
   133,235     Qantas Airways Ltd.                                                                                           647,979
     8,132     Rio Tinto Ltd.                                                                                                637,635
     4,178     Santos Ltd.                                                                                                    47,004
   193,800     Smorgon Steel Group Ltd.                                                                                      447,543
     1,152     Suncorp-Metway Ltd.                                                                                            18,947
    15,852     Tattersalls Ltd.                                                                                               65,711
    40,234     Telstra Corp. Ltd.                                                                                            141,677
     1,013     UTD Group Ltd.                                                                                                 15,867
     2,519     Wesfarmers                                                                                                     82,847
     1,051     West Australia News Holdings                                                                                   12,718
     2,952     Westfield Group                                                                                                47,596
    21,636     Westpac Banking Corp.                                                                                         480,215
    26,192     Woodside Petroleum Ltd.                                                                                       953,449
    16,180     Woolsworth's Ltd.                                                                                             374,026
    19,299     Zinifex Ltd.                                                                                                  326,524
               TOTAL AUSTRALIA                                                                                         $  13,044,327
               AUSTRIA-0.5%
    10,815     Erste Bank Der Ost                                                                                            814,763
     6,800     Voestalpine AG                                                                                                563,981
               TOTAL AUSTRIA                                                                                           $   1,378,744
               BELGIUM-1.0%
     9,239     Delhaize Group                                                                                                862,788
    40,766     Fortis                                                                                                      1,619,625
     1,772     Solvay                                                                                                        269,021
               TOTAL BELGIUM                                                                                           $   2,751,434
               BRAZIL-0.2%
    17,489     Cia de Saneamento & Basico do Estado de Sao Paulo                                                             420,115
     7,400     Petrol Brasilieiros SA                                                                                        207,112
               TOTAL BRAZIL                                                                                            $     627,227
               CANADA---1.7%
     9,700     Alcan, Inc.                                                                                                   942,086
     5,200     Atco Ltd.                                                                                                     282,715
    18,100   1 Axcan Pharmaceuticals, Inc.                                                                                   330,849
    12,810     BCE, Inc.                                                                                                     483,677
    15,300     Biovail Corp.                                                                                                 290,425
     7,900     Canadian Imperial Bank of Commerce                                                                            684,993
     8,900     Empire Ltd.                                                                                                   411,713
     7,900     Laurentian Bank of Canada                                                                                     281,402
     7,300     National Bank of Canada                                                                                       416,938
     9,100     Sun Life Financial, Inc.                                                                                      429,836
               TOTAL CANADA                                                                                            $   4,554,634
               DENMARK-0.7%
    11,600     Danske Bank A/S                                                                                               488,011
     2,825     Novo Nordisk A/S                                                                                              297,411
    18,082     Vestas Wind Systems A/S                                                                                     1,197,936
               TOTAL DENMARK                                                                                           $   1,983,358
               FINLAND-1.3%
     7,984     Elisa Corp.                                                                                                   226,814
     9,100     Kemira Oyj                                                                                                    195,383
     4,850     Metso Oyj                                                                                                     309,414
    69,713     Nokia Oyj                                                                                                   1,994,085
    11,900     Rautaruukki Oyj                                                                                               784,011
               TOTAL FINLAND                                                                                           $   3,509,707
               FRANCE-7.1%
    16,373     AXA                                                                                                           637,012
     9,539     Air France KLM                                                                                                431,119
    20,842     Arcelor                                                                                                     1,275,730
        60   1 Arkema                                                                                                          3,870
    17,914     Bouygues                                                                                                    1,430,194
     7,827     Cap Gemini SA                                                                                                 512,597
     2,467     Casino Guichard Perrachon SA                                                                                  241,760
     5,739     Christian Dior SA                                                                                             706,661
    15,175     Cie De Saint-Gobain                                                                                         1,691,061
    13,000     Credit Agricole SA                                                                                            496,125
     7,753     Electricite de France                                                                                         789,084
    17,135     Eutelsat Commprom                                                                                             385,838
    11,995     Iliad SA                                                                                                    1,104,871
     6,372     LVMH Moet Hennessy Louis Vuitton                                                                              712,047
     4,400     Michelin                                                                                                      575,590
    15,301     Peugeot SA                                                                                                  1,282,280
     7,000     Rallye SA                                                                                                     459,951
     3,974     Sanofi-Aventis                                                                                                332,201
     5,742     Societe Generale                                                                                              983,187
    13,089     Thales                                                                                                        748,806
    31,458     Total SA, Class B                                                                                           2,488,056
     1,409     Unibail                                                                                                       332,394
     7,400     Valeo SA                                                                                                      382,783
     3,656     Vinci SA                                                                                                      261,337
    10,400     Vivendi Universal SA                                                                                          441,329
               TOTAL FRANCE                                                                                            $  18,705,883
               GERMANY, FEDERAL REPUBLIC OF-7.8%
    15,817     Adidas Salomon AG                                                                                             963,066
    11,186     Allianz AG                                                                                                  2,353,758
    19,388     BASF AG                                                                                                     2,492,859
    11,329     BNP Paribas                                                                                                 1,244,815
     4,800     Bayerische Motoren Werke AG                                                                                   296,598
    11,700     DaimlerChrysler AG                                                                                          1,051,377
    19,670     Deutsche Bank AG                                                                                            2,667,364
    11,791     Deutsche Lufthansa                                                                                            329,753
     5,089     E.On AG                                                                                                       802,752
     6,976     Epcos                                                                                                         140,188
     4,074     Fresenius Medical Care AG                                                                                     323,681
     4,668     MAN AG                                                                                                        674,023
     6,191     Muenchener Ruckvers AG                                                                                      1,062,499
    12,679     RWE AG                                                                                                      1,338,938
     4,078     Salzgitter AG                                                                                                 825,542
    31,835     Thyssenkrupp AG                                                                                             1,756,817
     7,231     Volkswagen AG                                                                                               1,301,653
     3,239     Wacker Chemie AG                                                                                              788,023
     3,907     Wincor Nixdorf AG                                                                                             348,914
               TOTAL GERMANY, FEDERAL REPUBLIC OF                                                                      $  20,762,620
               GREECE-0.5%
    12,300     Alum Company of Greece                                                                                        253,297
    16,724     National Bank of Greece SA                                                                                    987,294
               TOTAL GREECE                                                                                            $   1,240,591
               HONG KONG-2.4%
     1,000     ASM Pacific Technology                                                                                          9,155
    17,500     BOC Hong Kong Holdings Ltd.                                                                                    44,968
    12,000     CLP Holdings Ltd.                                                                                              80,803
   360,000     China Petroleum & Chemical Corp.                                                                              377,210
   118,000     Citic Pacific Ltd.                                                                                            609,452
   113,400     Esprit Holdings Ltd.                                                                                        1,535,988
   338,000   1 FoxConn International Holdings Ltd.                                                                           971,655
    60,800     HKR International Ltd.                                                                                         46,529
       800     HSBC Holdings PLC                                                                                              14,640
    49,000     Hang Lung Group Ltd.                                                                                          244,708
     7,900     Hang Seng Bank Ltd.                                                                                           124,450
     2,000     Henderson Land Development Co., Ltd.                                                                           14,362
    25,300     Hong Kong & China Gas                                                                                          58,568
    35,500     Hong Kong Electric                                                                                            176,112
    12,000     Hutchison Whampoa Ltd.                                                                                        127,849
     6,000     Link Real Estate Investment Trust                                                                              12,522
     6,000     Melco International Development                                                                                 8,671
    28,000     New World Development Co., Ltd.                                                                                68,521
    27,000     PCCW Ltd.                                                                                                      16,465
   246,000     Pacific Basin Ship                                                                                            360,370
   224,000     PetroChina Co., Ltd.                                                                                          331,671
    10,000     Shangri-La Asia Ltd.                                                                                           23,627
     6,000     Sun Hung Kai Properties Ltd.                                                                                   76,052
    17,000     Swire Pacific Ltd.                                                                                            191,959
    11,000     Television Broadcast                                                                                           74,990
    20,000     Texwinca Holdings                                                                                              17,364
    68,000     Vtech Holdings Ltd.                                                                                           604,668
    20,000     Wharf Holdings Ltd.                                                                                            82,574
     2,100     Wing Lung Bank                                                                                                 22,008
     7,500     Yue Yuen Industrial Holdings                                                                                   23,332
               TOTAL HONG KONG                                                                                         $   6,351,243
               HUNGARY-0.2%
     7,000     OTP Bank                                                                                                $     394,185
               IRELAND-1.3%
    76,350     Anglo Irish Bank Corp. PLC                                                                                  1,408,906
    77,644     Bank of Ireland                                                                                             1,482,434
    25,700     Irish Life & Permanent PLC                                                                                    621,301
               TOTAL IRELAND                                                                                           $   3,512,641
               ISRAEL---0.1%
    41,800     Bank Hapoalim BM                                                                                        $     196,728
               ITALY-3.1%
    31,859     Autogrill SpA                                                                                                 662,747
    12,600   1 Banco Popolare di Verona e Novara                                                                             311,158
    68,948     ENI SpA                                                                                                     2,409,624
   102,449     Enel SpA                                                                                                    1,056,921
    24,028     Fiat SpA                                                                                                      709,907
    59,808     Intesa San Paolo                                                                                              450,014
    19,800     Milano Assicurazioni SpA                                                                                      152,476
    35,481     Saipem SpA                                                                                                  1,270,688
   157,476     UniCredito Italian SpA                                                                                      1,328,673
               TOTAL ITALY                                                                                             $   8,352,208
               JAPAN-18.4%
     5,500     Acom Co., Ltd.                                                                                                196,723
     5,900     Adeka Corp.                                                                                                    59,961
    12,000     Aioi Insurance Co., Ltd.                                                                                       70,956
    17,800     Alpine Electronics, Inc.                                                                                      274,925
    27,600     Alps Electric Co., Ltd.                                                                                       273,928
    19,000     Amada Co., Ltd.                                                                                               222,435
     1,700     Aoyama Trading Co.                                                                                             48,977
    18,000     Aozora Bank Ltd.                                                                                               66,093
    23,600     Asahi Breweries Ltd.                                                                                          335,450
    49,000     Asahi Kasei Corp.                                                                                             350,082
     2,500     Astellas Pharma, Inc.                                                                                         102,575
     1,500     Autobacs Seven Co., Ltd.                                                                                       45,239
    25,000     Bank of Yokohama Ltd.                                                                                         174,280
    14,000     Brother Industries Ltd.                                                                                       201,348
     5,300     CKD Corp.                                                                                                      57,217
     1,600     CSK Holdings Corp.                                                                                             51,690
    14,800     Canon, Inc.                                                                                                   786,353
     4,500     Capcom Co., Ltd.                                                                                               91,096
    71,000     Central Glass Co., Ltd.                                                                                       397,079
        21     Central Japan Railway Co.                                                                                     218,165
    12,000     Chiba Bank Ltd.                                                                                               101,439
     5,200     Chubu Electric Power Co., Ltd.                                                                                131,614
     2,100     Circle K                                                                                                       35,786
     7,000     Comsys Holdings                                                                                                77,539
    89,000     Cosmo Oil Company Ltd.                                                                                        510,597
    10,000     Dai Nippon Printing Co., Ltd.                                                                                 148,013
    10,000     Daikyo, Inc.                                                                                                   43,952
     7,000     Daiwa House Industries                                                                                         91,941
    55,000     Daiwa Securities Group, Inc.                                                                                  582,876
    33,000     Denki Kagaku Kogyo                                                                                            164,784
     5,100     Denso Corp.                                                                                                   191,981
        48     East Japan Railway Co.                                                                                        356,453
     2,700     Eisai Co., Ltd.                                                                                               113,891
    10,200     Eizo Nanao Corp.                                                                                              331,013
     2,200     Fanuc Ltd.                                                                                                    238,930
    24,000     Fuji Electric Holdings Co., Ltd.                                                                               99,760
    76,000     Fuji Heavy Industries Ltd.                                                                                    356,938
    13,000     Fujikura                                                                                                       80,318
    35,000     Fujitsu Ltd.                                                                                                  232,015
     2,700     Futaba Industrial                                                                                              67,210
     2,400     Giagas K S Denki                                                                                               65,090
    14,000     Hankyu Department Stores                                                                                      135,783
     2,700     Hisamitsu Pharmaceutical Co.                                                                                   77,665
    14,900     Hitachi Capital Corp.                                                                                         209,481
    18,000     Hitachi Ltd.                                                                                                  128,728
    24,900     Honda Motor Co., Ltd.                                                                                         900,082
     1,800     Izumi Co.                                                                                                      28,701
     7,600     JFE Holdings, Inc.                                                                                            521,787
    24,000     Joyo Bank Ltd.                                                                                                139,713
        40     KDDI Corp.                                                                                                    266,118
    10,000     Kamigumi Co., Ltd.                                                                                             86,461
    18,500     Kansai Electric Power Co., Inc.                                                                               410,510
    12,000     Kawasaki Kisen Kaisha Ltd.                                                                                    163,979
     9,000     Kikkoman Corp.                                                                                                122,182
     6,000     Koa Corporation                                                                                                90,257
    15,100     Komatsu Ltd.                                                                                                  479,427
    27,000     Kubota Corp.                                                                                                  225,357
    83,000     Kureha Corp.                                                                                                  422,283
     1,500     Kyocera Corp.                                                                                                 145,029
    13,000     Kyowa Hakko Kogyo Co.,  Ltd.                                                                                  148,663
     7,700     Kyushu Electric Power Co., Inc.                                                                               182,984
     2,100     Lawson                                                                                                         72,391
     5,000     Leopalace21 Corp.                                                                                             160,006
     8,000     Maeda Road Construction Co., Ltd.                                                                              72,315
     6,000     Makino Milling                                                                                                 80,301
     4,500     Makita Corp.                                                                                                  206,466
   109,000     Marubeni Corp.                                                                                              1,049,890
    16,000     Matsushita Electric Industrial Co., Ltd.                                                                      291,955
    28,000     Mazda Motor Corp.                                                                                             159,667
     5,700     Millea Holdings, Inc.                                                                                         225,788
    13,000     Ministop Co., Ltd.                                                                                            245,412
    27,000     Mitsubishi Chemicals Holdings Corp.                                                                           245,582
    25,500     Mitsubishi Corp.                                                                                              753,321
    29,000     Mitsubishi Electric Corp.                                                                                     310,800
     9,000     Mitsubishi Estate Co., Ltd.                                                                                   228,713
    14,000     Mitsubishi Gas Chemical Co., Inc.                                                                             122,210
    22,000     Mitsubishi Materials Corp.                                                                                    142,111
        80     Mitsubishi UFJ Financial Group, Inc.                                                                          854,035
    23,000     Mitsui & Co., Ltd.                                                                                            545,991
     2,000     Mitsui Fudosan Co., Ltd.                                                                                       52,365
   115,100     Mitsui Mining & Smelting Co., Ltd.                                                                            554,424
     8,000     Mitsui OSK Lines Ltd.                                                                                         125,076
     7,000     Mitsui Sumitomo Insurance Co., Ltd.                                                                            80,856
       107     Mizuho Financial Group, Inc.                                                                                  756,088
    50,000     NGK Industries                                                                                              1,528,217
    22,000     NSK Ltd.                                                                                                      211,028
        18     NTT Data Corp.                                                                                                 75,371
       520     NTT DoCoMo, Inc.                                                                                              721,922
     9,000     Ngk Spark Plug Co., Ltd.                                                                                      163,669
    16,000     Nifco, Inc.                                                                                                   377,623
     8,000     Nikon Corp.                                                                                                   256,631
       800     Nintendo Co.                                                                                                  391,756
     3,000     Nippon Kayaku Co., Ltd.                                                                                        26,184
    24,500     Nippon Mining Holdings, Inc.                                                                                  246,690
    50,000     Nippon Oil Corp.                                                                                              450,340
     9,000     Nippon Paint Co., Ltd.                                                                                         45,533
    24,000     Nippon Sheet Glass Co., Ltd.                                                                                  126,585
     7,000     Nippon Shokubai Co., Ltd.                                                                                      62,239
   130,000     Nippon Steel Corp.                                                                                            982,021
       201     Nippon Telephone & Telegraph Corp.                                                                            877,257
    26,000     Nippon Yusen KK                                                                                               261,602
    91,900     Nissan Motor Co., Ltd.                                                                                        977,431
     9,000     Nisshin Oillio Group Ltd.                                                                                      48,576
    11,500     Nisshin Seifun Group                                                                                          107,267
    21,400     Nitto Denko Corp.                                                                                           1,124,075
    48,900     Nomura Holdings, Inc.                                                                                         932,785
     2,400     Nomura Real Estate, Inc.                                                                                       72,969
    55,000     OJI Paper Co., Ltd.                                                                                           265,634
     4,710     ORIX Corp.                                                                                                  1,135,724
     2,000     Obayashi Corp.                                                                                                 10,631
     7,900     Omron Corp.                                                                                                   210,150
    28,000     Osaka Gas Co., Ltd.                                                                                            96,338
     5,000     Pacific Metals Co.                                                                                             86,834
    24,000     Rengo Co., Ltd.                                                                                               133,538
        46     Resona Holdings, Inc.                                                                                          99,166
    13,000     Ricoh Co., Ltd.                                                                                               282,557
     7,700     SMC Corp.                                                                                                   1,023,808
     2,600     Santen Pharmaceutical Co., Ltd.                                                                                61,275
    10,000     Sanwa Shutter Corp.                                                                                            59,702
    11,000     Sekisui Chemical                                                                                               86,323
     1,800     Seven & I Holdings Co., Ltd.                                                                                   50,620
    44,000     Sharp Corp.                                                                                                   761,119
     2,600     Shimachu Co., Ltd.                                                                                             73,896
     4,500     Shin-Etsu Chemical Co., Ltd.                                                                                  333,166
    24,000     Shinmaywa Industries Ltd.                                                                                     116,919
    33,200     Showa Shell Sekiyu KK                                                                                         411,388
     5,700     Sony Corp.                                                                                                    301,563
    26,000     Sumitomo Bakelite Co., Ltd.                                                                                   186,196
    25,000     Sumitomo Chemical Co., Ltd.                                                                                   187,053
    52,100     Sumitomo Corp.                                                                                              1,008,156
    11,000     Sumitomo Metal Industries Ltd.                                                                                 63,941
    12,000     Sumitomo Metal Mining Co., Ltd.                                                                               291,097
       156     Sumitomo Mitsui Financial Group, Inc.                                                                       1,416,381
     6,000     Sumitomo Realty & Development Co., Ltd.                                                                       178,298
     6,000     Sumitomo Rubber                                                                                                71,638
    15,000     Sumitomo Trust & Banking Co., Ltd.                                                                            127,223
     2,300     TDK Corp.                                                                                                     196,235
    30,000     Taiheiyo Cement Corp.                                                                                         128,077
     9,000     Takeda Pharmaceutical Co., Ltd.                                                                               587,622
    13,000     Tanabe Seiyaku Co., Ltd.                                                                                      152,856
    36,000     Teijin Ltd.                                                                                                   195,725
    10,000     Toagosei Co., Ltd.                                                                                             38,373
    14,000     Tobu Railway Co.                                                                                               61,328
     2,600     Tohoku Electric Power Co., Inc.                                                                                57,755
    13,700     Tokyo Electric Power Co., Inc.                                                                                364,939
     4,800     Tokyo Electron Ltd.                                                                                           346,186
    20,000     Tokyu Corp.                                                                                                   124,337
   150,000     Toshiba Corp.                                                                                               1,420,394
    23,000     Tosoh Corp.                                                                                                   137,053
     7,000     Toyo Suisan Kaisha Ltd.                                                                                       115,646
    69,000     Toyo Tire & Rubber Co., Ltd.                                                                                  329,818
    22,000     Toyobo Co.                                                                                                     59,341
    48,800     Toyota Motor Corp.                                                                                          2,952,800
    17,000     UNY Co., Ltd.                                                                                                 180,760
       820     USS Co., Ltd.                                                                                                  55,009
        20     West Japan Railway Co.                                                                                         90,534
     7,800     Yamada Denki Co., Ltd.                                                                                        780,736
     7,300     Yamaha Corp.                                                                                                  158,737
     5,400     Yamaha Motor Co., Ltd.                                                                                        152,125
     6,000     Yamazaki Baking                                                                                                48,061
    70,000     Yokohama Rubber Co., Ltd.                                                                                     498,758
               TOTAL JAPAN                                                                                             $  48,698,975
               MALAYSIA-0.1%
   254,812     AmInvestment Group Bhd                                                                                  $     260,877
               MEXICO-0.2%
   268,300     Telefonos de Mexico SA de CV                                                                            $     458,601
               NETHERLANDS-2.2%
    16,220     ABN AMRO Holdings                                                                                             778,136
     6,391   1 ASM Lithography Holding NV                                                                                    187,509
    31,400     Aegon NV                                                                                                      569,800
    12,610     Heineken NV                                                                                                   799,689
    46,669     ING Groep NV                                                                                                1,974,013
    11,416     Koninklijke DSM NV                                                                                            590,525
    29,600     Koninklijke KPN NV                                                                                            456,955
     5,667     USG People NV                                                                                                 220,853
    10,977     Unilever NV                                                                                                   331,214
               TOTAL NETHERLANDS                                                                                       $   5,908,694
               NEW ZEALAND-0.2%
    55,900     Fisher & Paykel Appliances Holdings Ltd.                                                                      150,337
    18,907     Fletcher Building                                                                                             177,782
    59,866     Telecom Corp. of New Zealand Ltd.                                                                             206,860
    23,446     Vector NPV                                                                                                     46,761
               TOTAL NEW ZEALAND                                                                                       $     581,740
               NORWAY-1.7%
               Aker Kvaerner
    14,000     Norsk Hydro ASA                                                                                               537,646
    59,300     Orkla ASA                                                                                                   1,125,833
    28,610   1 Petroleum Geo-Services ASA                                                                                    679,995
    25,774   1 Renewable Energy                                                                                            1,004,474
    22,150     Statoil ASA                                                                                                   650,275
     9,600     Tandberg ASA                                                                                                  216,709
    11,200     Yara International                                                                                            300,920
               TOTAL NORWAY                                                                                            $   4,515,852
               PORTUGAL-0.1%
    66,500     Banco Commercial Portugues SA                                                                           $     338,616
               SINGAPORE-1.1%
     4,000   1 Chartered Semi Conductors                                                                                       2,935
    21,000     Comfortdelgro Co.                                                                                              28,252
     2,000     DBS Group Holdings Ltd.                                                                                        30,039
     5,000     Fraser & Neave Ltd.                                                                                            17,026
    11,000     Jardine Cycle & Carriage Ltd.                                                                                 116,209
   106,200     Keppel Corp., Ltd.                                                                                            927,072
   126,900     MobileOne Ltd.                                                                                                177,915
     3,000     Neptune Orient Lines Ltd.                                                                                      10,890
    26,000     Overseas Chinese Banking Corp.                                                                                154,212
    28,000     SMRT Corp. Ltd.                                                                                                32,763
     5,000     Sia Engineering Co.                                                                                            15,803
    67,000     Singapore Airlines Ltd.                                                                                       845,994
    11,000     Singapore Exchange Ltd.                                                                                        70,165
     2,000     Singapore Land                                                                                                 13,640
    73,000     Singapore Petrol                                                                                              311,295
     8,000     Singapore Post                                                                                                  6,540
    17,000     Singapore Press Holdings Ltd.                                                                                  50,071
     6,000     Singapore Technologies Engineering Ltd.                                                                        14,445
       600     Singapore Telecommunications Ltd.                                                                               1,368
    12,000     Suntec Real Estate Investment Trust                                                                            14,925
    11,000     UOL Group Ltd.                                                                                                 38,633
    41,000   1 UTD Test & Assen                                                                                               31,390
     2,000     United Overseas Bank Ltd.                                                                                      29,285
    23,000     Wing Tai Holdings                                                                                              55,982
               TOTAL SINGAPORE                                                                                         $   2,996,849
               SOUTH AFRICA-0.4%
    14,000     Astral Foods                                                                                                  251,438
    17,600     Remgro Ltd.                                                                                                   440,645
    12,300     Telkom SA Ltd.                                                                                                289,460
               TOTAL SOUTH AFRICA                                                                                      $     981,543
               SOUTH KOREA-0.3%
     9,034     Hyundai Motor Co.                                                                                       $     794,445
               SPAIN-3.7%
     5,221     ACS Actividades Co.                                                                                           309,804
   159,410     Banco Bilbao Vizcaya Argentaria SA                                                                          3,895,044
    11,000     Banco Popular Esp                                                                                             196,451
   123,217     Banco Santander Central Hispano SA                                                                          2,309,961
    18,685     Gestevision Telecinco SA                                                                                      507,637
    22,200     Repsol YPF SA                                                                                                 836,343
    69,966     Telefonica SA                                                                                               1,633,416
               TOTAL SPAIN                                                                                             $   9,688,656
               SWEDEN-1.7%
    17,800     Electrolux AB                                                                                                 449,717
    12,050     Hennes & Mauritz                                                                                              697,123
     2,340     Husqvarna AB                                                                                                   32,252
    57,500     Nordea Bank AB                                                                                                924,041
    45,000     Sandvik AB                                                                                                    905,690
    12,000     Scania AB                                                                                                     284,084
    66,300     Volvo AB                                                                                                    1,206,249
               TOTAL SWEDEN                                                                                            $   4,499,156
               SWITZERLAND-7.2%
    81,866     ABB Ltd.                                                                                                    1,967,541
     8,785   1 Actelion                                                                                                      467,815
     4,910     Adecco SA                                                                                                     340,171
     3,500     Baloise Holdings AG                                                                                           327,300
    21,466     Credit Suisse Group                                                                                         1,401,151
     1,000     Helvetia  Holding AG                                                                                          384,460
     8,149     Holcim Ltd.                                                                                                   864,580
     5,604     Kudelski SA                                                                                                   189,402
     5,182     Nestle SA                                                                                                   1,979,722
    36,172     Novartis AG                                                                                                 1,953,998
    10,405     Roche Holding AG                                                                                            1,842,629
    22,567     Swiss Reinsurance                                                                                           1,928,164
     1,300     Swisscom AG                                                                                                   441,559
     6,049     Syngenta AG                                                                                                 1,141,926
     5,873     Synthes, Inc.                                                                                                 683,271
    25,561     UBS AG                                                                                                      1,418,026
     6,064     Zurich Financial Services AG                                                                                1,763,943
               TOTAL SWITZERLAND                                                                                       $  19,095,658
               TURKEY---0.1%
    10,800     Tupras (Turkiye Petrol Rafine)                                                                          $     266,601
               UNITED KINGDOM-19.1%
   352,249     ARM Holdings PLC                                                                                            1,045,731
    16,300     Alliance & Leicester PLC                                                                                      337,703
    48,283     AstraZeneca PLC                                                                                             2,501,314
    75,298   1 Autonomy Corp.                                                                                              1,256,393
    40,222     BHP Billiton PLC                                                                                            1,185,544
   131,147     BP PLC                                                                                                      1,522,588
   400,378     BT Group PLC                                                                                                2,548,663
   279,898     Barclays PLC                                                                                                3,926,969
     1,267     Barratt Development                                                                                            23,879
     6,123   1 Blinkx PLC                                                                                                      5,172
    28,100     Bradford & Bingley PLC                                                                                        234,952
    39,074     British Energy                                                                                                394,242
    54,500     British Insurance Holdings PLC                                                                                372,791
    58,158     British Sky Broadcasting PLC                                                                                  780,984
    17,629     Carnival PLC                                                                                                  768,946
    16,504   1 Charter PLC                                                                                                   385,071
    88,600     Computacente                                                                                                  371,265
    34,105     Cookson Group PLC                                                                                             474,274
   114,200     DSG International PLC                                                                                         359,231
    52,763     Daily Mail & Gen TST                                                                                          762,892
    13,900     Dairy Crest Group PLC                                                                                         205,806
    42,104     First Group                                                                                                   535,109
    80,800     GKN PLC                                                                                                       624,197
    75,849     GlaxoSmithKline PLC                                                                                         1,934,592
   114,962     HBOS PLC                                                                                                    2,252,084
    10,516     HSBC Holdings PLC                                                                                             195,260
    71,324     Icap                                                                                                          685,499
    36,708     Imperial Tobacco Group PLC                                                                                  1,611,585
    14,949     Investec                                                                                                      184,635
    30,562     Kesa Elecctrica PLC                                                                                           198,337
    21,200     Lloyds TSB Group PLC                                                                                          237,778
    32,832     Marks & Spencer Group PLC                                                                                     416,917
   150,780     Michael Page International PLC                                                                              1,649,692
    93,716     National Grid PLC                                                                                           1,326,784
    41,568     Northern Rock                                                                                                 675,668
    45,300     Old Mutual PLC                                                                                                148,182
    67,000     Premier Foods                                                                                                 342,756
    85,737     Prudential PLC                                                                                              1,171,790
    29,123     Reckitt Benckiser PLC                                                                                       1,559,213
     2,255     Rightmove                                                                                                      26,166
    16,111     Rio Tinto PLC                                                                                               1,162,741
   295,161     Royal Bank of Scotland Group PLC, Edinburgh                                                                 3,531,555
    29,818     Royal Dutch Shell PLC                                                                                       1,160,426
   104,586     Royal Dutch Shell PLC, B Shares                                                                             4,134,782
     8,760     Savills                                                                                                        91,044
    79,349     Smith & Nephew PLC                                                                                            940,801
    24,696     Stagecoach Group                                                                                              103,989
    20,200     Taylor Woodrow PLC                                                                                            133,484
    86,905     Tesco PLC                                                                                                     713,560
    41,600     Tomkins PLC                                                                                                   198,258
    36,304     Unilever PLC                                                                                                1,129,980
    11,062     Venture Productions                                                                                           172,667
   658,982     Vodafone Group PLC                                                                                          1,999,414
               TOTAL UNITED KINGDOM                                                                                    $  50,713,355
               UNITED STATES----8.1%
    16,377     Au Optronics Corp., ADR                                                                                       277,099
    15,696     Banco Itau SA                                                                                                 717,935
    27,619     Cameo Corp.                                                                                                 1,126,303
    34,100     Chunghwa Telecom Co. Ltd.                                                                                     565,378
    10,541     Companhia De Bebidas Das Amers                                                                                722,059
    15,066     Companhia Vale Do Rio Doce                                                                                    738,385
    14,967   1 Focus Media Holdings Ltd.                                                                                     618,287
    10,786     HDFC Bank Ltd.                                                                                                934,175
    20,356     Infosys Technologies Ltd.                                                                                   1,009,658
     4,000     JSC MMC Norilsk Nickel                                                                                        950,000
     2,400     Jardine Matheson                                                                                               57,734
    20,823     Koninkljike Philips Electronics NV                                                                            841,249
    25,600     Korea Electric Power Corp.                                                                                    607,488
    31,137     Manulife Financial Corp.                                                                                    1,137,746
    15,521   1 Millicom International Cellular                                                                             1,246,336
    11,500     POSCO                                                                                                       1,638,175
       500     PetroChina Co. Ltd.                                                                                            73,630
    12,565     Petroleo Brasileiro SA                                                                                        815,469
    12,600     Petroleo Brasileiro SA Petro                                                                                  703,710
     2,633     Samsung Electronics Co., Ltd.                                                                                 874,156
    20,525     SAP AG                                                                                                      1,106,708
     8,800     State Bank of India Ltd.                                                                                      847,262
     8,291     Suncor Energy, Inc.                                                                                           750,087
    73,793     Taiwan Semiconductor Manufacturing Co., Ltd.                                                                  748,999
    20,795     Teva Pharmaceutical Industries Ltd.                                                                           873,806
     8,799     Total SA                                                                                                      691,689
    20,209     Wal-Mart de Mexico SA de CV                                                                                   734,597
     4,000     Want Want Holdings                                                                                              9,229
               TOTAL UNITED STATES                                                                                     $  21,417,349
               TOTAL COMMON STOCKS                                                                                     $ 258,582,497
               (IDENTIFIED COST $203,739,076)
             2 MUTUAL FUND-0.9%
 2,356,712     MTB Prime Money Market Fund, Corporate Shares, 4.94%3 (AT NET ASSET VALUE)                              $   2,356,712
               TOTAL INVESTMENTS-98.3%                                                                                 $ 260,939,209
               (IDENTIFIED COST $206,095,788)4
               OTHER ASSETS AND LIABILITIES---NET-1.7%                                                                 $   4,376,487
               TOTAL NET ASSETS-100%                                                                                   $ 265,315,696

  1 Non-income producing security.
  2 Affiliated company.
  3 7-Day net yield.
  4 At July 31, 2007, the cost of investments for federal tax purposes was $206,095,788. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contracts and futures contracts was $54,843,421. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,411,326 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,567,905.


At July 31, 2007, the Fund had the following outstanding futures contracts:

DESCRIPTION             NUMBER OF                         NOTIONAL                     EXPIRATION                        UNREALIZED
                        CONTRACTS                         VALUE                        DATE
                                                                                                                       DEPRECIATION
1MSCI Pan Euro Index    116                               $2,939,440                   September 2007                     $(94,585)
Long Futures
1TOPIX Index Long       2                                 $34,130,000                  September 2007                     $(12,341)
Futures
   NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS                                                                      $(106,926)

At July 31, 2007, the Fund had the following outstanding foreign exchange contracts:

                                                                                 UNREALIZED
                CONTRACTS                                  CONTRACTS  AT VALUE APPRECIATION
SETTLEMENT DATE TO DELIVER/RECEIVE         IN EXCHANGE FOR
CONTRACTS SOLD:
8/1/2007        1,606,309 Hong Kong Dollar $205,279        $205,248                     $31


Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others under the direction of Fund management. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt




MTB LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES  DESCRIPTION   VALUE

             COMMON STOCKS--98.5%
             AEROSPACE & DEFENSE--1.4%
   3,900     Boeing Co.                                               $    403,377
   8,500     United Technologies Corp.                                     620,245
                TOTAL AEROSPACE & DEFENSE                             $  1,023,622
             AIR FREIGHT & LOGISTICS--1.2%
  11,800     United Parcel Service, Inc.                                   893,496
             BEVERAGES--3.7%
  14,300     Coca-Cola Co.                                                 745,173
  29,200     PepsiCo, Inc.                                               1,916,104
                TOTAL BEVERAGES                                       $  2,661,277
             BIOTECHNOLOGY--2.2%
  13,600   1 Amgen, Inc.                                                   730,864
   6,300   1 Genentech, Inc.                                               468,594
  11,000   1 Gilead Sciences, Inc.                                         409,530
                TOTAL BIOTECHNOLOGY                                   $  1,608,988
             CAPITAL MARKETS--0.7%
   8,500     Morgan Stanley                                                542,895
             COMMERCIAL BANKS--2.0%
  15,500     Wachovia Corp.                                                731,755
   9,400     Zions Bancorp                                                 700,770
                TOTAL COMMERCIAL BANKS                                $  1,432,525
             COMMUNICATIONS EQUIPMENT--7.4%
  85,000   1 Cisco Systems, Inc.                                         2,457,350
  34,800   1 Corning, Inc.                                                 829,632
  11,200     Harris Corp.                                                  614,656
  34,800     Qualcomm, Inc.                                              1,449,420
                TOTAL COMMUNICATIONS EQUIPMENT                        $  5,351,058
             COMPUTERS & PERIPHERALS--5.9%
   4,600   1 Apple, Inc.                                                   606,096
  12,800   1 Dell, Inc.                                                    358,016
  29,500   1 EMC Corp. Mass                                                546,045
   6,800     Hewlett-Packard Co.                                           313,004
  16,100     IBM Corp.                                                   1,781,465
  25,000   1 Network Appliance, Inc.                                       708,500
                TOTAL COMPUTERS & PERIPHERALS                         $  4,313,126
             CONSTRUCTION & ENGINEERING--0.9%
   6,100   1 Foster Wheeler Ltd.                                           685,579
             CONSUMER FINANCE--1.4%
  11,400     American Express Co.                                          667,356
   4,700     Capital One Financial Corp.                                   332,572
                TOTAL CONSUMER FINANCE                                $    999,928
             DIVERSIFIED FINANCIAL SERVICES--1.5%
   4,800   1 InterContinentalExchange, Inc.                                725,424
   6,300     Moody's Corp.                                                 338,940
                TOTAL DIVERSIFIED FINANCIAL SERVICES                  $  1,064,364
             ELECTRICAL EQUIPMENT -- 0.9%
   9,900     Rockwell Automation, Inc.                                     692,901
             ENERGY EQUIPMENT & SERVICES--2.8%
   7,000     ENSCO International, Inc.                                     427,490
   8,600     Schlumberger Ltd.                                             814,592
  14,000   1 Weatherford International Ltd.                                774,620
                TOTAL ENERGY EQUIPMENT & SERVICES                     $  2,016,702
             FOOD & STAPLES RETAILING--1.7%
  26,800     Wal-Mart Stores, Inc.                                       1,231,460
             FOOD PRODUCTS--1.2%
  10,100     Hershey Foods Corp.                                           465,610
  12,380     Kraft Foods, Inc., Class A                                    405,445
                TOTAL FOOD PRODUCTS                                   $    871,055
             HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
  17,300   1 Cytyc Corp.                                                   728,330
   2,100   1 Intuitive Surgical, Inc.                                      446,481
  10,000   1 Sirona Dental Systems, Inc.                                   353,600
  10,900   1 Zimmer Holdings, Inc.                                         847,584
                TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                $  2,375,995
             HEALTH CARE PROVIDERS & SERVICES--3.4%
  11,000   1 Express Scripts, Inc., Class A                                551,430
  26,300   1 Psychiatric Solutions, Inc.                                   896,567
  21,000     UnitedHealth Group, Inc.                                    1,017,030
                TOTAL HEALTH CARE PROVIDERS & SERVICES                $  2,465,027
             HEALTH CARE TECHNOLOGY--1.8%
  34,500   1 Allscripts Healthcare Solutions, Inc.                         784,875
  10,000   1 Cerner Corp.                                                  528,700
                TOTAL HEALTH CARE TECHNOLOGY                          $  1,313,575
             HOTELS, RESTAURANTS & LEISURE--0.3%
   8,600   1 Starbucks Corp.                                               229,448
             HOUSEHOLD PRODUCTS--4.3%
   5,000     Colgate-Palmolive Co.                                         330,000
  45,500     Procter & Gamble Co.                                        2,814,630
                TOTAL HOUSEHOLD PRODUCTS                              $  3,144,630
             INDUSTRIAL CONGLOMERATES--4.4%
   6,500     3M Co.                                                        577,980
  56,200     General Electric Co.                                        2,178,312
   5,000   1 McDermott International, Inc.                                 414,700
                TOTAL INDUSTRIAL CONGLOMERATES                        $  3,170,992
             INSURANCE--3.1%
   4,300     Ambac Financial Group, Inc.                                   288,745
  30,300     American International Group, Inc.                          1,944,654
                TOTAL INSURANCE                                       $  2,233,399
             INTERNET SOFTWARE & SERVICES -- 4.6%
   7,600   1 Akamai Technologies, Inc.                                     258,096
   3,300   1 Google, Inc.                                                1,683,000
  13,500   1 Yahoo, Inc.                                                   313,875
  12,400   1 eBay, Inc.                                                    401,760
  19,900     Walt Disney Co.                                               656,700
                TOTAL INTERNET SOFTWARE & SERVICES                    $  3,313,431
             LIFE SCIENCES TOOLS & SERVICES--1.3%
  10,000     Pharmaceutical Product Development, Inc.                      335,000
  11,200   1 Thermo Electron Corp.                                         584,752
                TOTAL LIFE SCIENCES TOOLS & SERVICES                  $    919,752
             MACHINERY--0.4%
   5,200     Joy Global, Inc.                                              257,348
             MEDIA -- 0.8%
  21,300   1 Comcast Corp., Class A                                        559,551
             METALS & MINING--0.9%
  13,000     Companhia Vale Do Rio Doce, ADR                               637,130
             MULTILINE RETAIL -- 3.7%
  10,000   1 Kohl's Corp.                                                  608,000
  20,000     Macy's, Inc.                                                  721,400
  10,000     Penney (J.C.) Co., Inc.                                       680,400
  11,800     Target Corp.                                                  714,726
                TOTAL MULTILINE RETAIL                                $  2,724,526
             OIL, GAS & CONSUMABLE FUELS--10.9%
   9,600     Chevron Corp.                                                 818,496
   7,000     ConocoPhillips                                                565,880
  10,300     Devon Energy Corp.                                            768,483
  58,400     Exxon Mobil Corp.                                           4,971,592
  11,000     Peabody Energy Corp.                                          464,860
   3,800   1 Southwestern Energy Co.                                       154,394
   3,100     XTO Energy, Inc.                                              169,043
                TOTAL OIL, GAS & CONSUMABLE FUELS                     $  7,912,748
             PERSONAL PRODUCTS--0.6%
   9,200     Estee Lauder Cos., Inc., Class A                              414,184
             PHARMACEUTICALS--6.7%
   6,800     Abbott Laboratories                                           344,692
  15,800     Eli Lilly & Co.                                               854,622
  33,100     Johnson & Johnson                                           2,002,550
  40,100     Pfizer, Inc.                                                  942,751
  15,000     Wyeth                                                         727,800
                TOTAL PHARMACEUTICALS                                 $  4,872,415
             ROAD & RAIL--1.0%
  15,700     CSX Corp.                                                     744,337
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.7%
  23,600   1 Advanced Micro Devices, Inc.                                  319,544
  10,700   1 Broadcom Corp., Class A                                       351,067
  29,100     Intel Corp.                                                   687,342
   6,500   1 MEMC Electronic Materials, Inc.                               398,580
   6,800     Texas Instruments, Inc.                                       239,292
                TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT        $  1,995,825
             SOFTWARE--3.7%
  13,200   1 Citrix Systems, Inc.                                          477,444
  51,000     Microsoft Corp.                                             1,478,490
  40,000   1 Oracle Corp.                                                  764,800
                TOTAL SOFTWARE                                        $  2,720,734
             SPECIALTY RETAIL--2.7%
   8,000     Abercrombie & Fitch Co., Class A                              559,200
  25,000     Home Depot, Inc.                                              929,250
  17,000     Lowe's Cos., Inc.                                             476,170
                TOTAL SPECIALTY RETAIL                                $  1,964,620
             TEXTILES, APPAREL & LUXURY GOODS--0.9%
   5,200   1 Coach, Inc.                                                   236,392
   7,400     Nike, Inc., Class B                                           417,730
                TOTAL TEXTILES, APPAREL & LUXURY GOODS                $    654,122
             TOBACCO--2.1%
  22,500     Altria Group, Inc.                                          1,495,575
                TOTAL COMMON STOCKS                                   $ 71,508,340
                (IDENTIFIED COST $65,216,858)
           2 MUTUAL FUNDS--1.9%
 468,686     MTB Money Market Fund, A2 Shares, 4.85%3                      468,686
 881,306     MTB Prime Money Market Fund, Corporate Shares, 4.94%3         881,306
       1     SSgA Money Market Fund, 4.84%3                                      1
                TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)               $  1,349,993
                TOTAL INVESTMENTS - 100.4%                            $ 72,858,333
                (IDENTIFIED COST $66,566,851)4
                OTHER ASSETS AND LIABILTIES - NET - (0.4)%            $  (282,570)
                TOTAL NET ASSETS - 100%                               $ 72,575,763

  1 Non-income producing security.
  2 Affiliated company.
  3 7-Day net yield.
  4 At July 31, 2007, the cost of investments for federal tax purposes was $66,566,851. The net unrealized appreciation of investments for federal tax purposes was $6,291,482. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,386,846 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,095,364.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt





MTB LARGE CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES  DESCRIPTION   VALUE

               COMMON STOCKS--99.1%
               AEROSPACE & DEFENSE--2.7%
    26,100     Lockheed Martin Corp.                                     $   2,570,328
    16,100     Precision Castparts Corp.                                     2,206,666
                   TOTAL AEROSPACE & DEFENSE                             $   4,776,994
               AIR FREIGHT & LOGISTICS--0.7%
    14,900     United Parcel Service, Inc.                                   1,128,228
               BEVERAGES--4.4%
    78,700     Coca-Cola Co.                                                 4,101,057
    55,174     PepsiCo, Inc.                                                 3,620,518
                   TOTAL BEVERAGES                                       $   7,721,575
               BIOTECHNOLOGY--1.4%
    20,500   1 Amgen, Inc.                                                   1,101,670
    34,000   1 Gilead Sciences, Inc.                                         1,265,820
                   TOTAL BIOTECHNOLOGY                                   $   2,367,490
               CAPITAL MARKETS--3.1%
    42,100     Lehman Brothers Holdings, Inc.                                2,610,200
    43,200     Morgan Stanley                                                2,759,184
                   TOTAL CAPITAL MARKETS                                 $   5,369,384
               COMMERCIAL BANKS--0.7%
    26,800     Wachovia Corp.                                                1,265,228
               COMMERCIAL SERVICES & SUPPLIES--0.5%
    23,800     Waste Management, Inc.                                          905,114
               COMMUNICATIONS EQUIPMENT--5.2%
   153,700   1 Cisco Systems, Inc.                                           4,443,467
    59,300   1 Corning, Inc.                                                 1,413,712
    31,100     Harris Corp.                                                  1,706,768
    38,300     Qualcomm, Inc.                                                1,595,195
                   TOTAL COMMUNICATIONS EQUIPMENT                        $   9,159,142
               COMPUTERS & PERIPHERALS--5.6%
    15,500   1 Apple, Inc.                                                   2,042,280
    49,800   1 EMC Corp. Mass                                                  921,798
    72,500     Hewlett-Packard Co.                                           3,337,175
    31,400     IBM Corp.                                                     3,474,410
                   TOTAL COMPUTERS & PERIPHERALS                         $   9,775,663
               CONSTRUCTION & ENGINEERING--1.1%
    17,100   1 Foster Wheeler Ltd.                                           1,921,869
               CONSUMER FINANCE--1.2%
    29,000     Capital One Financial Corp.                                   2,052,040
               DIVERSIFIED FINANCIAL SERVICES--8.1%
    95,500     Bank of America Corp.                                         4,528,610
    34,500     CIT Group, Inc.                                               1,420,710
    95,300     Citigroup, Inc.                                               4,438,121
     6,800     Goldman Sachs Group, Inc.                                     1,280,712
    55,989     J.P. Morgan Chase & Co.                                       2,464,076
                   TOTAL DIVERSIFIED FINANCIAL SERVICES                  $  14,132,229
               DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
    71,073     AT&T, Inc.                                                    2,783,219
    49,511     Verizon Communications                                        2,110,159
                   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES          $   4,893,378
               ELECTRICAL EQUIPMENT--1.7%
    19,000     Emerson Electric Co.                                            894,330
    28,400     Rockwell Automation, Inc.                                     1,987,716
                   TOTAL ELECTRICAL EQUIPMENT                            $   2,882,046
               ENERGY EQUIPMENT & SERVICES--3.3%
    34,700     ENSCO International, Inc.                                     2,119,129
    38,406     Schlumberger Ltd.                                             3,637,816
                   TOTAL ENERGY EQUIPMENT & SERVICES                     $   5,756,945
               FOOD & STAPLES RETAILING--1.2%
    46,700     Wal-Mart Stores, Inc.                                         2,145,865
               FOOD PRODUCTS--0.6%
    32,000     Kraft Foods, Inc., Class A                                    1,048,000
               HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
    38,700   1 Cytyc Corp.                                                   1,629,270
    21,700   1 Zimmer Holdings, Inc.                                         1,687,392
                   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                $   3,316,662
               HEALTH CARE PROVIDERS & SERVICES--1.9%
    40,000   1 Express Scripts, Inc., Class A                                2,005,200
    37,000   1 Psychiatric Solutions, Inc.                                   1,261,330
                   TOTAL HEALTH CARE PROVIDERS & SERVICES                $   3,266,530
               HEALTH CARE TECHNOLOGY--1.5%
    41,500   1 Allscripts Healthcare Solutions, Inc.                           944,125
    31,000   1 Cerner Corp.                                                  1,638,970
                   TOTAL HEALTH CARE TECHNOLOGY                          $   2,583,095
               HOTELS, RESTAURANTS & LEISURE--1.0%
    40,700     Carnival Corp.                                                1,803,417
               HOUSEHOLD PRODUCTS--2.6%
    74,500     Procter & Gamble Co.                                          4,608,570
               INDUSTRIAL CONGLOMERATES--5.7%
    26,514     3M Co.                                                        2,357,625
   186,500     General Electric Co.                                          7,228,740
     5,000   1 McDermott International, Inc.                                   414,700
                   TOTAL INDUSTRIAL CONGLOMERATES                        $  10,001,065
               INSURANCE--3.2%
    64,100     American International Group, Inc.                            4,113,938
    23,600     Lincoln National Corp.                                        1,423,552
                   TOTAL INSURANCE                                       $   5,537,490
               INTERNET SOFTWARE & SERVICES--2.0%
     7,000   1 Google Inc.                                                   3,570,000
               MACHINERY--2.1%
    23,300     Caterpillar, Inc.                                             1,836,040
    35,600     Harsco Corp.                                                  1,874,696
                   TOTAL MACHINERY                                       $   3,710,736
               MEDIA--2.2%
    83,300   1 Comcast Corp., Class A                                        2,188,291
    80,513     News Corp., Inc.                                              1,700,434
                   TOTAL MEDIA                                           $   3,888,725
               METALS & MINING--0.4%
    10,300     Cleveland Cliffs, Inc.                                          713,481
               MULTILINE RETAIL--1.3%
    13,000     Macy's, Inc.                                                    468,910
    25,100     Penney (J.C.) Co., Inc.                                       1,707,804
                   TOTAL MULTILINE RETAIL                                $   2,176,714
               OIL, GAS & CONSUMABLE FUELS--11.8%
    59,800     Chevron Corp.                                                 5,098,548
    58,500     ConocoPhillips                                                4,729,140
    29,151     EOG Resources, Inc.                                           2,043,485
   101,500     Exxon Mobil Corp.                                             8,640,695
                   TOTAL OIL, GAS & CONSUMABLE FUELS                     $  20,511,868
               PERSONAL PRODUCTS--0.8%
    31,700     Estee Lauder Cos., Inc., Class A                              1,427,134
               PHARMACEUTICALS--6.7%
    26,500     Abbott Laboratories                                           1,343,285
    41,645     Eli Lilly & Co.                                               2,252,578
    65,500     Johnson & Johnson                                             3,962,750
    94,857     Pfizer, Inc.                                                  2,230,088
    39,794     Wyeth                                                         1,930,805
                    TOTAL PHARMACEUTICALS                                $  11,719,506
               ROAD & RAIL--1.0%
    20,600     Burlington Northern Santa Fe Corp.                            1,692,084
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.2%
   110,127     Intel Corp.                                                   2,601,200
    33,500     Texas Instruments, Inc.                                       1,178,865
                    TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT       $   3,780,065
               SOFTWARE--3.6%
    22,800   1 Autodesk, Inc.                                                  966,036
   184,000     Microsoft Corp.                                               5,334,160
                   TOTAL SOFTWARE                                        $   6,300,196
               SPECIALTY RETAIL--1.0%
    49,000     Home Depot, Inc.                                              1,821,330
               TOBACCO--1.9%
    49,800     Altria Group, Inc.                                            3,310,206
                   TOTAL COMMON STOCKS (IDENTIFIED COST $121,728,101)    $ 173,040,064
               MUTUAL FUNDS--0.8%
 1,404,798   2 MTB Prime Money Market Fund, Corporate Shares, 4.94%3         1,404,798
         1     SSgA Money Market Fund, 4.97%3                                        1
                   TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)               $   1,404,799
                   TOTAL INVESTMENTS - 99.9%                             $ 174,444,863
                   (IDENTIFIED COST $123,132,900)3
                   OTHER ASSETS AND LIABILITIES - NET - 0.1%             $     189,234
                   TOTAL NET ASSETS - 100%                               $ 174,634,097

  1 Non-income producing security.
  2 Affiliated company.
  3 7-Day net yield.
  4 At July 31, 2007, the cost of investments for federal tax purposes was $123,132,900. The net unrealized appreciation of investments for federal tax purposes was $51,311,963. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $52,896,572 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,584,609.


Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

 Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle} in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle} for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others under the direction of Fund management. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.






MTB LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

 SHARES        DESCRIPTION                                                                           VALUE
               COMMON STOCKS--96.4%
               AEROSPACE & DEFENSE--4.2%
    37,405     Lockheed Martin Corp.                                                         $   3,683,644
    62,000     Raytheon Co.                                                                      3,432,320
                  TOTAL AEROSPACE & DEFENSE                                                  $   7,115,964
               BIOTECHNOLOGY--1.6%
    50,000   1 Amgen, Inc.                                                                   $   2,687,000
               COMMERCIAL BANKS--4.1%
    57,100     Wachovia Corp.                                                                    2,695,691
   127,200     Wells Fargo & Co.                                                                 4,295,544
                  TOTAL COMMERCIAL BANKS                                                     $   6,991,235
               COMMERCIAL SERVICES & SUPPLIES--2.4%
    89,700     Pitney Bowes, Inc.                                                            $   4,135,170
               COMMUNICATIONS EQUIPMENT--3.0%
   300,900     Motorola, Inc.                                                                $   5,112,291
               DIVERSIFIED FINANCIAL SERVICES--6.2%
   140,200     Citigroup, Inc.                                                                   6,529,114
    87,900     J.P. Morgan Chase & Co.                                                           3,868,479
                  TOTAL DIVERSIFIED FINANCIAL SERVICES                                       $  10,397,593
               DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
   105,100     AT&T, Inc.                                                                        4,115,716
    45,100     Verizon Communications                                                            1,922,162
                  TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                               $   6,037,878
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
    52,440   1 Agilent Technologies, Inc.                                                    $   2,000,586
               FOOD PRODUCTS--1.4%
    47,403     Kraft Foods, Inc., Class A                                                        1,552,448
    42,300     Tyson Foods, Inc., Class A                                                          900,990
                  TOTAL FOOD PRODUCTS                                                        $   2,453,438
               HEALTH CARE PROVIDERS & SERVICES--1.0%
    34,900     Aetna, Inc.                                                                   $   1,677,643
               HOUSEHOLD PRODUCTS--2.1%
    53,400     Kimberly-Clark Corp.                                                          $   3,592,218
               INSURANCE--11.5%
    86,100     AON Corp.                                                                         3,447,444
   124,300     Genworth Financial, Inc., Class A                                                 3,793,636
    79,900     Hartford Financial Services Group, Inc.                                           7,340,413
   103,500     Loews Corp.                                                                       4,905,900
                  TOTAL INSURANCE                                                            $  19,487,393
               MACHINERY--3.5%
    37,000     Illinois Tool Works, Inc.                                                         2,036,850
    76,400     Ingersoll-Rand Co., Class A                                                       3,844,448
                  TOTAL MACHINERY                                                            $   5,881,298
               MEDIA-10.0%
    86,000     CBS Corp. (New), Class B                                                          2,727,920
    85,000     Clear Channel Communications, Inc.                                                3,136,500
   116,250   1 Comcast Corp., Class A                                                            3,042,263
    71,700   1 Liberty Media Holding Corp. - Interactive                                         1,502,115
   168,900   1 Viacom, Inc., Class B                                                             6,468,870
                  TOTAL MEDIA                                                                $  16,877,668
               METALS & MINING--5.7%
   175,500     Barrick Gold Corp.                                                                5,773,950
    15,300     POSCO, ADR                                                                        2,179,485
    17,100     United States Steel Corp.                                                         1,680,759
                  TOTAL METALS & MINING                                                      $   9,634,194
               OIL, GAS & CONSUMABLE FUELS--11.1%
    74,000     Apache Corp.                                                                      5,982,160
    34,260     ConocoPhillips                                                                    2,769,579
    32,000     Hess Corp.                                                                        1,958,400
   131,500     Noble Energy, Inc.                                                                8,039,910
                  TOTAL OIL, GAS & CONSUMABLE FUELS                                          $  18,750,049
               PAPER & FOREST PRODUCTS--1.5%
    67,500     International Paper Co.                                                       $   2,502,225
               ROAD & RAIL--2.5%
    35,300     Union Pacific Corp.                                                           $   4,205,642
               SOFTWARE--6.4%
   286,900     CA, Inc.                                                                          7,195,452
   123,700     Microsoft Corp.                                                                   3,586,063
                  TOTAL SOFTWARE                                                             $  10,781,515
               THRIFTS & MORTGAGE FINANCE--9.1%
   171,800     Countrywide Financial Corp.                                                       4,839,606
   128,800     Fannie Mae                                                                        7,707,392
    29,400     MGIC Investment Corp.                                                             1,136,604
    51,700     Radian Group, Inc.                                                                1,742,807
                  TOTAL THRIFTS & MORTGAGE FINANCE                                           $  15,426,409
               TOBACCO--2.7%
    68,500     Altria Group, Inc.                                                            $   4,553,195
               WIRELESS TELECOMMUNICATION SERVICES--1.6%
   131,000     Sprint Nextel Corp.                                                           $   2,689,430
                  TOTAL COMMON STOCKS (IDENTIFIED COST $139,654,347)                         $ 162,990,034
             2 MUTUAL FUND--3.5%
 5,969,608     MTB Prime Money Market Fund, Corporate Shares, 4.94%3 (AT NET ASSET VALUE)    $   5,969,608
                  TOTAL INVESTMENTS-99.9%                                                    $ 168,959,642
                   (IDENTIFIED COST $145,623,955)4
                  OTHER ASSETS AND LIABILITIES---NET-0.1%                                    $     223,631
                  TOTAL NET ASSETS---100%                                                    $ 169,183,273

  1 Non-income producing security.
  2 Affiliated company.
  3 7-Day net yield.
  4 At July 31, 2007, the cost of investments for federal tax purposes was $145,623,955. The net unrealized appreciation of investments for federal tax purposes was $23,335,687. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,599,131 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,263,444.



Note:        The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION

 Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle} in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle} for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt




MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    SHARES      DESCRIPTION                                                            VALUE
              1 MUTUAL FUNDS-100.4%
                EQUITY FUNDS-97.4%
  $ 747,220     MTB International Equity, Institutional I Shares                $ 10,393,837
    845,406     MTB Large Cap Growth Fund, Institutional I Shares                  7,862,274
    667,826     MTB Large Cap Stock Fund, Institutional I Shares                   6,230,815
    349,521     MTB Large Cap Value Fund, Institutional I Shares                   4,592,705
     21,792     MTB Mid Cap Growth Fund, Institutional I Shares                      328,616
     63,396     MTB Mid Cap Stock Fund, Institutional I Shares                       984,536
     32,974     MTB Small Cap Growth Fund, Institutional I Shares                    658,163
    130,302     MTB Small Cap Stock Fund, Institutional I Shares                     983,780
                   TOTAL EQUITY FUNDS                                           $ 32,034,726
                FIXED INCOME FUNDS-2.0%
     33,566     MTB Short - Term Corporate Bond Fund, Institutional I Shares         328,945
     35,906     MTB U.S. Government Bond Fund, Institutional I Shares                329,258
                   TOTAL FIXED INCOME FUNDS                                     $    658,203
                MONEY MARKET FUND--1.0%
    322,512     MTB Prime Money Market Fund, Corporate Shares, 4.94%2           $    322,512
                   TOTAL INVESTMENTS-100.4%                                     $ 33,015,441
                   (IDENTIFIED COST $29,707,000)3
                   OTHER ASSETS AND LIABILITIES---NET-(0.4)%                    $  (113,812)
                   TOTAL NET ASSETS---100%                                      $ 32,901,629

  1 Affiliated company.
  2 7-Day net yield.
  3 At July 31, 2007, the cost of investments for federal tax purposes was $29,707,000. The net unrealized appreciation of investments for federal tax purposes was $3,308,441. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,475,885 and net unrealized depreciation from investments for those securities having an excess of cost over value of $167,444.



Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

 Market values of the Fund's portfolio securities are determined as follows:

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle} in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.






MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES  DESCRIPTION   VALUE

           1 MUTUAL FUNDS--100.0%
             EQUITY FUNDS -- 41.7%
 148,899     MTB International Equity Fund, Institutional I Shares              $  2,071,186
 151,561     MTB Large Cap Growth Fund, Institutional I Shares                     1,409,521
  81,997     MTB Large Cap Stock Fund, Institutional I Shares                        765,030
  57,570     MTB Large Cap Value Fund, Institutional I Shares                        756,464
   8,425     MTB Mid Cap Growth Fund, Institutional I Shares                         127,043
   8,082     MTB Mid Cap Stock Fund, Institutional I Shares                          125,509
   6,285     MTB Small Cap Growth Fund, Institutional I Shares                       125,456
  16,499     MTB Small Cap Stock Fund, Institutional I Shares                        124,571
                 TOTAL EQUITY FUNDS                                             $  5,504,780
             FIXED INCOME FUNDS - 56.6%
 140,329     MTB Intermediate-Term Bond Fund, Institutional I Shares               1,359,785
 254,439     MTB Short Duration Government Bond Fund, Institutional I Shares       2,440,072
 138,179     MTB Short -Term Corporate Bond Fund, Institutional I Shares           1,354,150
 252,715     MTB U.S. Government Bond Fund, Institutional I Shares                 2,317,397
                 TOTAL FIXED INCOME FUNDS                                       $  7,471,404
             MONEY MARKET FUND -- 1.7%
 220,401     MTB Prime Money Market Fund, Corporate Shares, 4.94%2                   220,401
                 TOTAL INVESTMENTS - 100.0%                                     $ 13,196,585
                 (IDENTIFIED COST $13,002,634)3
                 OTHER ASSETS AND LIABILITIES  -- NET - (0.0)%                  $    (6,583)
                 TOTAL NET ASSETS - 100%                                        $ 13,190,002

  1 Affiliated company.
  2 7-Day net yield.
  3 At July 31, 2007, the cost of investments for federal tax purposes was $13,002,634. The net unrealized appreciation of investments for federal tax purposes was $193,951. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $308,829 and net unrealized depreciation from investments for those securities having an excess of cost over value of $114,878.


Note:The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

 Market values of the Fund's portfolio securities are determined as follows:

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.





MTB MANAGED ALLOCATION FUND - MODERATE GROWTH
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

 SHARES        DESCRIPTION                                                               VALUE
             1 MUTUAL FUNDS--100.2%
               EQUITY FUNDS-64.2%
 1,030,955     MTB International Equity Fund, Institutional I Shares              $ 14,340,583
   868,836     MTB Large Cap Growth Fund, Institutional I Shares                     8,080,178
 1,062,753     MTB Large Cap Stock Fund, Institutional I Shares                      9,915,487
   323,099     MTB Large Cap Value Fund, Institutional I Shares                      4,245,517
    40,223     MTB Mid Cap Growth Fund, Institutional I Shares                         606,557
    77,049     MTB Mid Cap Stock Fund, Institutional I Shares                        1,196,573
    30,301     MTB Small Cap Growth Fund, Institutional I Shares                       604,803
   157,185     MTB Small Cap Stock Fund, Institutional I Shares                      1,186,746
                  TOTAL EQUITY FUNDS                                                40,176,444
               FIXED INCOME FUNDS-33.3%
   539,077     MTB Intermediate -Term Bond Fund, Institutional I Shares              5,223,651
   678,088     MTB Short Duration Government Bond Fund, Institutional I Shares       6,502,862
   463,493     MTB Short - Term Corporate Bond Fund, Institutional I Shares          4,542,229
   500,885     MTB U.S. Government Bond Fund, Institutional I Shares                 4,593,116
                  TOTAL FIXED INCOME FUNDS                                          20,861,858
             2 MONEY MARKET FUND-2.7%
 1,707,226     MTB Prime Money Market Fund, Corporate Shares, 4.94%                  1,707,226
                  TOTAL INVESTMENTS --- 100.2%                                      62,745,528
                  (IDENTIFIED COST $59,011,720)3
                  OTHER ASSETS AND LIABILITIES --- NET --- (0.2) %                   (120,047)
                  TOTAL NET ASSETS --- 100%                                       $ 62,625,481

 1 Affiliated company.
  2 7-Day net yield.
  3 At July 31, 2007, the cost of investments for federal tax purposes was $59,011,720.  The net unrealized appreciation of investments for federal tax purposes was $3,733,808.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,277,503 and net unrealized depreciation from investments for those securities having an excess of cost over value of $543,695.


    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.





MTB MARYLAND MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT
                1 MUNICIPAL BONDS --99.6%
                  DISTRICT OF COLUMBIA--1.1%
                  TRANSPORTATION-1.1%
  $   500,000     Washington, DC Metro Area Transit Authority, 6.00%, (FGIC INS) 7/1/2010                              $     531,145
    1,000,000     Washington, DC Metro Area Transit Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp.        1,048,960
                  INS) 1/1/2012
                  TOTAL TRANSPORTATION                                                                                 $   1,580,105
                  TOTAL DISTRICT OF COLUMBIA                                                                           $   1,580,105
                  MARYLAND-92.3%
                  DEVELOPMENT-2.8%
      275,000     Maryland State Community Development Administration, Revenue Bonds (Series A), 5.00% (MBIA                 284,204
                  Insurance Corp. INS)/(Original Issue Yield: 5.04%), 6/1/2021
      565,000     Maryland State Economic Development Corp., Revenue Bonds, 5.25% (Lutheran World Relief), 4/1/2029          574,599
      735,000     Maryland State Economic Development Corp., 7.125%, 4/1/2019                                                794,439
    1,000,000     Maryland State Economic Development Corp., 8.25%, 11/1/2026                                                380,000
      750,000     Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation,           796,778
                  5.375%, 6/1/2019
    1,000,000     Maryland State IDFA, 5.10% (National Aquarium in Baltimore, Inc.)/(Original Issue Yield: 5.21%),         1,034,560
                  11/1/2022
                  TOTAL DEVELOPMENT                                                                                    $   3,864,580
                  EDUCATION-4.6%
    1,500,000     Maryland State Health & Higher Educational Facilities Authority, 6.00%, (Maclean School)/                1,540,365
                  (Original Issue Yield: 6.146%), 7/1/2031
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2006),            1,001,770
                  5.50% (Washington Christian Academy), 7/1/2038
    1,585,000     Maryland State Health & Higher Educational Facilities Authority, 5.25% (FSA INS)/(Bullis School)         1,660,177
                  (Original Issue Yield: 5.35%), 7/1/2020
    1,000,000     Maryland State IDFA, EDRB (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035         1,061,200
    1,135,000     New Baltimore, MD Board School Commerce, Revenue Bonds, 5.00% (Original Issue Yield: 5.05%),             1,174,169
                  11/1/2013
                  TOTAL EDUCATION                                                                                      $   6,437,681
                  FACILITIES-5.4%
    2,910,000     Baltimore County, MD Convention Center, Refunding Revenue Bonds, 5.375% (MBIA Insurance Corp.            3,014,294
                  INS), 9/1/2011
    2,500,000     Baltimore County, MD Convention Center, Revenue Bonds (Series A), 5.25% (Baltimore Hotel                 2,635,575
                  Corp.)/(XLCA Insurance), 9/1/2039
      500,000     Maryland State Stadium Authority, (Ocean City Convention Center), 5.375% (Original Issue Yield:            500,635
                  5.55%), 12/15/2015
    1,330,000     Montgomery County, MD Revenue Authority Lease, Revenue Bonds, 5.00%, 4/1/2013                            1,404,706
                  TOTAL FACILITIES                                                                                     $   7,555,210
                  GENERAL-2.6%
    2,200,000     Anne Arundel County, MD, Refunding Revenue Bonds National Business Park Project, 5.125%, 7/1/2028        2,309,802
    1,000,000     Baltimore, MD, Refunding Revenue Bonds, 5.25% (FGIC INS), 7/1/2017                                       1,092,050
      250,000     Montgomery County, MD Special Obligation, Special Tax, 5.375% (Radian Group, Inc. INS)/(Original           259,952
                  Issue Yield: 5.48%), 7/1/2020
                  TOTAL GENERAL                                                                                        $   3,661,804
                  GENERAL OBLIGATION-18.6%
    1,000,000     Anne Arundel County, MD, GO UT, 5.00% (Original Issue Yield: 3.86%), 3/1/2016                            1,052,530
      500,000     Anne Arundel County, MD, LT GO, 5.50% (Original Issue Yield: 5.55%), 9/1/2015                              505,570
    2,000,000     Baltimore County, MD, Public Improvement GO UT Bonds, 4.20%, 9/1/2023                                    1,947,200
    2,080,000     Frederick County, MD, Refunding GO UT Bonds (Series A), 5.25%, 7/1/2013                                  2,198,539
    1,500,000     Frederick County, MD, GO UT Bonds, 5.25%, 11/1/2019                                                      1,660,905
    1,000,000     Harford County, MD, GO UT, 5.50%, 12/1/2008                                                              1,023,150
    1,480,000     Howard County, MD, GO UT, 5.25%, 8/15/2016, PRF  2/15/2012                                               1,571,523
    1,800,000     Howard County, MD, 5.25%, 8/15/2015                                                                      1,903,158
    2,000,000     Maryland State, 5.50%, 3/1/2013                                                                          2,172,160
    2,000,000     Montgomery County, MD, GO UT, 5.60% (Original Issue Yield: 5.70%), 1/1/2016, PRF 1/1/2010                2,105,560
    2,045,000     Prince Georges County, MD, Consolidated Public Improvement GO UT Bonds, 5.50% (FSA INS),                 2,139,520
                  10/1/2010, PRF 10/1/2009
    1,000,000     Queen Annes County, MD, 5.00% (MBIA Insurance Corp. INS), 11/15/2016                                     1,071,210
    1,000,000     Queen Annes County, MD, Public Facility, 6.00% (FGIC INS)/(Original Issue Yield: 5.25%),                 1,016,350
                  11/15/2008, PRF 11/15/2007
    1,000,000     St. Mary's County, MD, GO UT, 5.00% (Original Issue Yield: 5.00%), 10/1/2021                             1,048,620
    2,255,000     St. Mary's County, MD, GO UT Refunding Bonds, 5.00%, 10/1/2018                                           2,364,097
    1,000,000     Washington Suburban Sanitation District, MD, GO UT, 5.00% (Original Issue Yield: 5.04%),                 1,023,290
                  6/1/2023, PRF 6/1/2009 @ 100
    1,000,000     Washington Suburban Sanitation District, MD, GO UT Bonds, 6.00%, 6/1/2018                                1,168,140
                  TOTAL GENERAL OBLIGATION                                                                             $  25,971,522
                  HEALTH CARE-35.7%
    2,000,000     Carroll County, MD, Revenue Bonds, 5.375% (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset             2,053,280
                  Assurance INS), 1/1/2016
    1,000,000     Frederick County, MD, Revenue Bonds, 5.90% (Original Issue Yield: 5.95%), 1/1/2017                       1,000,810
      175,000     Maryland State Economic Development Corp., 4.65% (GNMA Collateralized Home Mortgage Program COL),          176,171
                  12/20/2008
    1,175,000     Maryland State Health & Higher Educational Facilities Authority, (Series A) Revenue Bonds, 5.25%         1,207,747
                  (Medlantic/Helix Parent, Inc.)/(FSA INS), 8/15/2012
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, (Series A), 4.75% (Original             1,026,480
                  Issue Yield: 4.90%)/(Western MD Health Systems), 11/1/2014, PRF 5/1/2009
    1,740,000     Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC                1,833,160
                  INS)/(University of MD Hospital Systems), 7/1/2015
      500,000     Maryland State Health & Higher Educational Facilities Authority, (Suburban Hospital), (Series A),          532,165
                  5.50%, 7/1/2016
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, 4.80%, (Peninsula United                1,000,210
                  Methodist), 10/1/2028
    3,630,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (AMBAC INS)/                      3,889,799
                  (Helix Health System)/(Original Issue Yield: 5.27%), 7/1/2027
    3,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (Frederick Memorial               3,031,770
                  Hospital)/(Original Issue Yield: 5.20%), 7/1/2022
    1,465,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (Johns Hopkins Hospital),         1,519,337
                  5/15/2013
    1,500,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (MBIA Insurance Corp.             1,524,735
                  INS)/(Howard County General Hospital)/(Original Issue Yield: 5.17%), 7/1/2019
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (Mercy Ridge, Inc.),              2,015,620
                  4/1/2008
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (University of Maryland           1,030,290
                  Medical System), 7/1/2012
      900,000     Maryland State Health & Higher Educational Facilities Authority, 5.00%, (John Hopkins Hospital),           917,181
                  5/15/2026
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.25% (Medlantic/Helix Parents,         2,061,180
                  Inc.)/(FSA INS), 8/15/2011
      670,000     Maryland State Health & Higher Educational Facilities Authority, 5.50% (Howard County General              684,438
                  Hospital, MD)/(Original Issue Yield: 5.68%), 7/1/2013
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.625% (Mercy Medical                   2,058,900
                  Center)/(Original Issue Yield: 5.80%), 7/1/2031
    2,135,000     Maryland State Health & Higher Educational Facilities Authority, 5.80% (Hebrew Home of Greater           2,222,407
                  Washington)/(Original Issue Yield: 5.93%), 1/1/2032
    2,250,000     Maryland State Health & Higher Educational Facilities Authority, 6.00% (Carroll County, MD               2,377,485
                  General Hospital), 7/1/2037
    1,370,000     Maryland State Health & Higher Educational Facilities Authority, 6.00% (Catholic Health                  1,446,788
                  Initiatives), 12/1/2013
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds (Series         1,037,870
                  A), 5.00%, (Lifebridge Health) 7/1/2012
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, 5.00%          1,031,290
                  (MedStar Health)/(Original Issue Yield: 4.05%), 8/15/2011
    1,500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A),           1,499,025
                  5.25% (King Farm Presbyterian Retirement Community), 1/1/2027
    1,500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A),           1,492,620
                  5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), 4.00%         1,941,320
                  (Western Maryland Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 4.10%),
                  1/1/2018
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), 5.00%         1,018,360
                  (Doctors Community Hospital), 7/1/2020
    1,750,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), 5.00%         1,757,402
                  (Doctors Community Hospital), 7/1/2027
    1,745,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Peninsula         1,811,031
                  Regional Medical Center), 7/1/2017
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00%, (Peninsula        1,013,600
                  Regional Medical Center), 7/1/2026
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.25% (Frederick           523,660
                  Memorial Hospital)/(FGIC LOC)/(Original Issue Yield: 5.40%), 7/1/2013
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.25% (MedStar           1,013,760
                  Health, Inc.)/(Original Issue Yield: 4.60%), 5/15/2046
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.50% (Kennedy             510,975
                  Krieger Children's Hospital)/(Obligated Group)/(Original Issue Yield: 5.55%), 7/1/2033
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.70% (Good                512,060
                  Samaritan Hospital of Maryland)(Escrowed to Maturity)/(Original Issue Yield: 5.80%), 7/1/2009
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, Sheppard Pratt             507,205
                  (Series A), 5.25%, 7/1/2035
      600,000     Montgomery County, MD EDA, (Trinity Health Care Group), 5.125% (Original Issue Yield: 5.20%),              616,122
                  12/1/2022
                  TOTAL HEALTH CARE                                                                                    $  49,896,253
                  HIGHER EDUCATION-10.1%
    1,000,000     Frederick County, MD, Revenue Bonds, 5.75% (Mount St. Mary University)/(Original Issue Yield:            1,056,280
                  5.88%), 9/1/2025. PRF 3/1/2010 @ 101
      765,000     Maryland State Economic Development Corp., 5.60%, (Collegiate Housing) 6/1/2010                            775,978
    1,000,000     Maryland State Economic Development Corp., 6.00%, (Collegiate Housing)/(Original Issue Yield:            1,036,660
                  6.054%), 6/1/2019
      500,000     Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series           514,630
                  A), 6.00% (Original Issue Yield: 6.09%), 7/1/2022
      350,000     Maryland State Economic Development Corp., Revenue Bonds University of Maryland/Baltimore (Series          345,538
                  A), 5.75% (Original Issue Yield: 5.88%), 10/1/2033
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.125% (Johns Hopkins                   2,058,920
                  University)/(Original Issue Yield: 5.54%), 7/1/2020
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.25% (Johns Hopkins                    2,064,640
                  University)/(Original Issue Yield: 5.52%), 7/1/2017
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 6.00% (Johns             1,051,560
                  Hopkins University)/(United States Treasury PRF 7/1/2009 @ 101)/(Original Issue Yield: 6.18%),
                  7/1/2039
    2,250,000     St. Mary's College, MD, Refunding Revenue Bonds Academic and Auxiliary Fee (Series A), 4.50%             2,219,693
                  (AMBAC INS)/(Original Issue Yield: 4.65%), 9/1/2030
    1,000,000     St. Mary's College, MD, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. INS)/(Original Issue        1,011,200
                  Yield: 5.30%), 9/1/2027, PRF 9/1/2007
    1,000,000     University of Maryland, Auxiliary Facility & Tuition Refunding Revenue Bonds (Series A), 5.00%,          1,021,020
                  4/1/2009
    1,000,000     University of Maryland, Revenue Bonds, 5.25%, 10/1/2011                                                  1,035,180
                  TOTAL HIGHER EDUCATION                                                                               $  14,191,299
                  MULTIFAMILY HOUSING-1.8%
      500,000     Howard County, MD Multifamily Revenue, Revenue Bonds (Chase Glen Project), 4.90% (Avalon                   503,420
                  Properties, Inc.), 7/1/2024, Mandatory Tender, 7/14/2014
    2,000,000     Maryland State Community Development Administration, 5.20%, 12/1/2029                                    2,046,780
                  TOTAL MULTIFAMILY HOUSING                                                                            $   2,550,200
                  POLLUTION-0.9%
    1,250,000     Prince Georges County, MD Potomac Electric Project, 5.75% (Original Issue Yield: 5.851%),                1,310,137
                  3/15/2010
                  SINGLE FAMILY HOUSING-0.4%
      465,000     Maryland State Community Development Administration, Refunding Revenue Bonds, 5.00% (Original              474,714
                  Issue Yield: 4.999%), 4/1/2017
       15,000     Prince Georges County, MD Housing Authority SFM, (Series A), 5.55%, 12/1/2033                               14,931
                  TOTAL SINGLE FAMILY HOUSING                                                                          $     489,645
                  TRANSPORTATION-2.9%
      400,000     Baltimore County, MD Port Facility, 6.50% (Du Pont (E.I.) de Nemours & Co.), 12/1/2010                     413,612
    1,000,000     Baltimore County, MD Port Facility, Refunding Revenue Bonds, 6.50%, 10/1/2011                            1,017,020
    1,000,000     Maryland State Department of Transportation, 5.50% (Original Issue Yield: 4.59%), 2/1/2016               1,109,700
    1,375,000     Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00% (Original Issue              1,462,079
                  Yield: 3.95%), 5/1/2015
                  TOTAL TRANSPORTATION                                                                                 $   4,002,411
                  WATER-6.5%
    3,000,000     Baltimore, MD, Refunding Revenue Bonds, (Series A), 5.75% (FSA INS)/(Original Issue Yield:               3,165,480
                  5.80%), 7/1/2030, PRF 7/1/2010
      500,000     Baltimore, MD Wastewater, Revenue Bond (Series A), 5.125% (FGIC INS)/(Original Issue Yield:                518,310
                  5.36%), 7/1/2042
    1,000,000     Baltimore, MD Wastewater, Revenue Bonds (Series A), 6.00% (FGIC INS), 7/1/2015                           1,096,210
      775,000     Baltimore, MD Water Projects, Revenue Bonds (Series A), 5.375% (FGIC INS), 7/1/2015                        838,473
    2,000,000     Baltimore, MD, Waste Water Project Revenue Bonds (Series A), 5.00%, 7/1/2033                             2,124,400
    1,290,000     Baltimore, MD, Wastewater Project Revenue Bonds (Series B), 5.00%, 7/1/2022                              1,383,538
                  TOTAL WATER                                                                                          $   9,126,411
                  TOTAL MARYLAND                                                                                       $ 129,057,153
                  PUERTO RICO--4.6%
                  FACILITIES-1.9%
    2,400,000     Puerto Rico Commonwealth Infrastructure Financing Authority, (Series C) Special Tax Refunding            2,709,792
                  Bonds, 5.50% (FGIC LOC), 7/1/2020
                  GENERAL--1.2%
    1,500,000     Puerto Rico Public Finance Corp., (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 4.94%),          1,668,120
                  6/1/2019
                  HOUSING--1.5%
    2,000,000     Puerto Rico HFA, Capital Funding Program, 5.00% (Original Issue Yield: 4.22%), 12/1/2018                 2,089,860
                  TOTAL PUERTO RICO                                                                                        6,467,772
                  WISCONSIN--1.6%
                  SPECIAL PURPOSE--1.6%
    2,000,000     Badger, WI Tobacco Asset Securitization Corp., Revenue Bonds, 7.00%, 6/1/2028                            2,181,780
                  TOTAL INVESTMENTS --- 99.6%                                                                          $ 139,286,810
                  (IDENTIFIED COST $137,257,728)2
                  OTHER ASSETS AND LIABILITIES --- NET---0.4%                                                          $     589,255
                  TOTAL NET ASSETS --- 100%                                                                            $ 139,876,065

  1 At July 31, 2007, 0.4% of the total investments at market value were subject to the federal alternative minimum tax.
  2 At July 31, 2007, the cost of investments for federal tax purposes was $137,182,773. The net unrealized appreciation of investments for federal tax purposes was $2,104,037.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,362,878 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,258,841.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

 Market values of the Funds' portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle} in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle} for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 EDA   --Economic Development Authority
 EDRB  --Economic Development Authority Bonds
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 HFA   --Housing Finance Agency
 IDFA  --Industrial Development Finance Authority
 INS   --Insured
 LOC   --Letter of Credit
 LT    --Limited Tax
 PRF   --Prerefunded
 SFM   --Single Family  Mortgage
 UT    --Unlimited Tax



MTB MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES  DESCRIPTION   VALUE

             COMMON STOCKS--99.1%
             AEROSPACE & DEFENSE--2.0%
   8,610     Precision Castparts Corp.                                $  1,180,087
             AIR FREIGHT & LOGISTICS--3.1%
  12,342     C.H. Robinson Worldwide, Inc.                                 600,438
  26,988     Expeditors International Washington, Inc.                   1,205,824
                TOTAL AIR FREIGHT & LOGISTICS                         $  1,806,262
             BIOTECHNOLOGY--2.2%
   5,493   1 Cephalon, Inc.                                                412,744
  13,972   1 Martek Biosciences Corp.                                      357,963
  21,308   1 PDL BioPharma, Inc.                                           500,525
                TOTAL BIOTECHNOLOGY                                   $  1,271,232
             CAPITAL MARKETS--2.2%
   7,538   1 Affiliated Managers Group                                     851,794
   9,100   1 Piper Jaffray Cos., Inc.                                      436,072
                TOTAL CAPITAL MARKETS                                 $  1,287,866
             COMMERCIAL BANKS--1.0%
   9,300   1 Dime Bancorp, Inc., Warrants                                    2,427
   8,091     Zions Bancorp                                                 603,184
                TOTAL COMMERCIAL BANKS                                $    605,611
             COMMERCIAL SERVICES & SUPPLIES--1.0%
  18,697   1 Waste Connections, Inc.                                       579,607
             COMMUNICATIONS EQUIPMENT--3.4%
  17,400     Adtran, Inc.                                                  453,966
   3,008   1 F5 Networks, Inc.                                             260,764
  23,161     Harris Corp.                                                1,271,076
                TOTAL COMMUNICATIONS EQUIPMENT                        $  1,985,806
             COMPUTERS & PERIPHERALS--2.8%
  23,395   1 Electronics for Imaging, Inc.                                 614,353
  19,300   1 Network Appliance, Inc.                                       546,962
  19,999     Seagate Technology Holdings                                   470,177
                TOTAL COMPUTERS & PERIPHERALS                         $  1,631,492
             CONSTRUCTION & ENGINEERING--2.8%
  10,025   1 Foster Wheeler Ltd.                                         1,126,710
  17,200   1 Quanta Services, Inc.                                         488,996
                TOTAL CONSTRUCTION & ENGINEERING                      $  1,615,706
             DIVERSIFIED FINANCIAL SERVICES--3.0%
  17,787     CIT Group, Inc.                                               732,469
   4,642   1 InterContinentalExchange, Inc.                                701,545
   6,500     Moody's Corp.                                                 349,700
                TOTAL DIVERSIFIED FINANCIAL SERVICES                  $  1,783,714
             ELECTRICAL EQUIPMENT--1.2%
  10,414     Rockwell Automation, Inc.                                     728,876
             ENERGY EQUIPMENT & SERVICES--4.4%
  10,091     ENSCO International, Inc.                                     616,257
  20,457   1 Grant Prideco, Inc.                                         1,147,638
  14,610   1 Weatherford International Ltd.                                808,371
                TOTAL ENERGY EQUIPMENT & SERVICES                     $  2,572,266
             HEALTH CARE EQUIPMENT & SUPPLIES--6.9%
  28,700   1 Cytyc Corp.                                                 1,208,270
  20,514     Dentsply International, Inc.                                  748,556
   4,204   1 Intuitive Surgical, Inc.                                      893,812
  20,900   1 Sirona Dental Systems, Inc.                                   739,024
  10,550   1 Varian Medical Systems, Inc.                                  430,440
                TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                $  4,020,102
             HEALTH CARE PROVIDERS & SERVICES - 6.4%
  13,763   1 Cerner Corp.                                                  727,650
  12,126   1 Express Scripts, Inc., Class A                                607,876
  11,600   1 Health Net, Inc.                                              574,664
  10,531     IMS Health, Inc.                                              296,237
  12,100   1 Pediatrix Medical Group                                       652,916
  26,006   1 Psychiatric Solutions, Inc.                                   886,545
                TOTAL HEALTH CARE PROVIDERS & SERVICES                $  3,745,888
             HEALTH CARE TECHNOLOGY - 1.3%
  32,500   1 Allscripts Healthcare Solutions, Inc.                         739,375
             HOTELS, RESTAURANTS & LEISURE--1.4%
  20,291     Brinker International, Inc.                                   546,640
  19,072   1 Shuffle Master, Inc.                                          277,116
                TOTAL HOTELS, RESTAURANTS & LEISURE                   $    823,756
             HOUSEHOLD DURABLES--0.4%
   9,644   1 Toll Brothers, Inc.                                           211,493
             IT SERVICES--3.2%
  22,200     Broadridge Financial Solutions                                390,498
  13,544   1 Checkfree Corp.                                               498,961
   7,638   1 Cognizant Technology Solutions Corp.                          618,525
   6,933     Fidelity National Information Services, Inc.                  344,085
                TOTAL IT SERVICES                                     $  1,852,069
             INDUSTRIAL CONGLOMERATES--1.4%
   9,597   1 McDermott International, Inc.                                 795,975
             INSURANCE--3.9%
   6,400     Ambac Financial Group, Inc.                                   429,760
  32,816     HCC Insurance Holdings, Inc.                                  960,853
   5,338     Lincoln National Corp.                                        321,988
  11,100   1 ProAssurance Corp.                                            548,118
                TOTAL INSURANCE                                       $  2,260,719
             INTERNET SOFTWARE & SERVICES--0.2%
   5,400   1 ValueClick, Inc.                                              115,452
             LIFE SCIENCES TOOLS & SERVICES--2.3%
   9,308   1 Invitrogen Corp.                                              668,314
  20,500     Pharmaceutical Product Development, Inc.                      686,750
                TOTAL LIFE SCIENCES TOOLS & SERVICES                  $  1,355,064
             MACHINERY--5.5%
  24,161     Graco, Inc.                                                   991,567
  17,294     Harsco Corp.                                                  910,702
  16,350     Joy Global, Inc.                                              809,162
  11,717     Wabtec Corp.                                                  478,522
                TOTAL MACHINERY                                       $  3,189,953
             METALS & MINING--1.8%
   6,500     Cleveland Cliffs, Inc.                                        450,255
   6,900   1 Haynes International, Inc.                                    619,689
                TOTAL METALS & MINING                                 $  1,069,944
             MULTILINE RETAIL--1.8%
   8,585     Nordstrom, Inc.                                               408,474
   9,800     Penney (J.C.) Co., Inc.                                       666,792
                TOTAL MULTILINE RETAIL                                $  1,075,266
             OIL, GAS & CONSUMABLE FUELS--7.9%
  19,867   1 Denbury Resources, Inc.                                       794,680
  12,601   1 Newfield Exploration Co.                                      605,478
  21,435     Noble Energy, Inc.                                          1,310,536
  12,200     Peabody Energy Corp.                                          515,572
   6,606     Pioneer Natural Resources, Inc.                               300,573
  15,027   1 Southwestern Energy Co.                                       610,547
   8,428     XTO Energy, Inc.                                              459,579
                TOTAL OIL, GAS & CONSUMABLE FUELS                     $  4,596,965
             PHARMACEUTICALS--1.5%
  33,324     Perrigo Co.                                                   621,493
   8,563   1 Sepracor, Inc.                                                240,877
                TOTAL PHARMACEUTICALS                                 $    862,370
             REAL ESTATE INVESTMENT TRUSTS--1.4%
  25,977     CapitalSource Inc.                                            493,563
   5,300   1 Prologis                                                      301,570
                TOTAL REAL ESTATE INVESTMENT TRUSTS                   $    795,133
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.9%
   9,363   1 MEMC Electronic Materials, Inc.                               574,139
   9,900     Microchip Technology, Inc.                                    359,469
  77,400   1 PMC-Sierra, Inc.                                              589,788
  35,016   1 RF Micro Devices, Inc.                                        243,011
  34,782   1 Trident Microsystems, Inc.                                    529,034
                TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT        $  2,295,441
             SOFTWARE--6.0%
  48,310   1 Activision, Inc.                                              826,584
  29,732   1 Ansys, Inc.                                                   774,221
  14,157   1 Autodesk, Inc.                                                599,832
  14,000   1 Citrix Systems, Inc.                                          506,380
  18,100   1 Intuit, Inc.                                                  518,384
   9,900   1 THQ, Inc.                                                     284,724
                TOTAL SOFTWARE                                        $  3,510,125
             SPECIALTY RETAIL--10.7%
  13,500     Abercrombie & Fitch Co., Class A                              943,650
  32,099     American Eagle Outfitters, Inc.                               778,722
  39,300   1 Cache, Inc.                                                   670,065
  23,037   1 Chicos Fas, Inc.                                              445,996
  13,600   1 Children's Place Retail Stores, Inc.                          463,896
  27,244   1 GameStop Corp.                                              1,099,295
  30,300     Reitmans Ltd.                                                 689,050
  13,600     Ross Stores, Inc.                                             393,448
  15,300   1 Urban Outfitters, Inc.                                        306,918
  14,852     Williams-Sonoma, Inc.                                         457,293
                TOTAL SPECIALTY RETAIL                                $  6,248,333
             TEXTILES, APPAREL & LUXURY GOODS--1.1%
  14,300   1 Coach, Inc.                                                   650,078
             TRADING COMPANIES & DISTRIBUTORS--1.0%
  13,606     Fastenal Co.                                                  613,222
                TOTAL COMMON STOCKS                                   $ 57,875,248
                (IDENTIFIED COST $48,519,886)
           2 MUTUAL FUNDS--1.1%
       2     MTB Money Market Fund, A2 Shares, 4.85%3                            2
 635,683     MTB Prime Money Market Fund, Corporate Shares, 4.94%3         635,683
                TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)               $    635,685
                TOTAL INVESTMENTS - 100.2%                            $ 58,510,933
                (IDENTIFIED COST $49,155,571)4
                OTHER ASSETS AND LIABILITIES - NET - (0.2)%           $  (111,495)
                TOTAL NET ASSETS - 100%                               $ 58,399,438

  1 Non-income producing security.
  2 Affiliated company.
  3 7-Day net yield.
  4 At July 31, 2007, the cost of investments for federal tax purposes was $49,155,571. The net unrealized appreciation of investments for federal tax purposes was $9,355,362. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,921,048, and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,565,686.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

 Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle} in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle} for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.






MTB MID CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    SHARES        DESCRIPTION                                                                           VALUE

                  COMMON STOCKS-98.1%
                  AEROSPACE & DEFENSE - 1.2%
        4,800     Goodrich (B.F.) Co.                                                           $     301,968
        8,600     Precision Castparts Corp.                                                         1,178,716
                  TOTAL AEROSPACE & DEFENSE                                                     $   1,480,684
                  AIR FREIGHT & LOGISTICS - 1.9%
       12,400     C.H. Robinson Worldwide, Inc.                                                       603,260
       27,100     Expeditors International Washington, Inc.                                         1,210,828
       18,500     YRC Worldwide, Inc.                                                                 594,220
                  TOTAL AIR FREIGHT & LOGISTICS                                                 $   2,408,308
                  AIRLINES - 0.3%
        9,300   1 Alaska Air Group, Inc.                                                              216,969
       35,700   1 ExpressJet Holdings, Inc.                                                           186,711
                  TOTAL AIRLINES                                                                $     403,680
                  AUTO COMPONENTS - 1.2%
       20,500     Autoliv, Inc.                                                                     1,146,565
       10,400   1 Goodyear Tire and Rubber Co.                                                        298,688
        2,470   1 TravelCenters America LLC                                                            90,204
                  TOTAL AUTO COMPONENTS                                                         $   1,535,457
                  BEVERAGES - 1.6%
       45,700     PepsiAmericas, Inc.                                                               1,264,519
       21,800     Pepsi Bottling Group, Inc.                                                          729,428
                  TOTAL BEVERAGES                                                               $   1,993,947
                  BIOTECHNOLOGY - 1.0%
        5,500   1 Cephalon, Inc.                                                                      413,270
       13,800   1 Martek Biosciences Corp.                                                            353,556
       21,700   1 PDL Biopharma, Inc.                                                                 509,733
                  TOTAL BIOTECHNOLOGY                                                           $   1,276,559
                  BUILDING PRODUCTS - 1.2%
       31,200     Masco Corp.                                                                         848,952
       37,600     Steelcase, Inc.                                                                     654,616
                  TOTAL BUILDING PRODUCTS                                                       $   1,503,568
                  CAPITAL MARKETS - 1.7%
        7,600   1 Affiliated Managers Group, Inc.                                                     858,800
        7,300     Bear Stearns & Co., Inc.                                                            884,906
        9,200   1 Piper Jaffray Co.                                                                   440,864
                  TOTAL CAPITAL MARKETS                                                         $   2,184,570
                  CHEMICALS - 3.3%
       46,000     Chemtura Corp.                                                                      479,780
       18,100     Eastman Chemical Co.                                                              1,245,642
       15,600     PPG Industries, Inc.                                                              1,189,812
       28,700     RPM International, Inc.                                                             674,737
       16,800     Spartech Corp.                                                                      370,440
       10,400     Valspar Corp.                                                                       286,936
                  TOTAL CHEMICALS                                                               $   4,247,347
                  COMMERCIAL BANKS - 3.3%
       25,000     Comerica, Inc.                                                                    1,316,500
       43,300     Huntington Bancshares, Inc.                                                         831,360
       36,100     KeyCorp                                                                           1,252,309
       16,500     Popular, Inc.                                                                       217,635
        8,100     Zions Bancorp                                                                       603,855
                  TOTAL COMMERCIAL BANKS                                                        $   4,221,659
                  COMMERCIAL SERVICES & SUPPLIES - 0.5%
       19,000     Waste Connections, Inc.                                                             589,000
                  COMMUNICATIONS EQUIPMENT -2.0%
       17,700     Adtran, Inc.                                                                        461,793
       36,300   1 Andrew Corp.                                                                        510,378
        3,000     F5 Networks, Inc.                                                                   260,070
       23,300     Harris Corp.                                                                      1,278,704
                  TOTAL COMMUNICATIONS EQUIPMENT                                                $   2,510,945
                  COMPUTERS & PERIPHERALS - 2.6%
       23,500   1 Electronics for Imaging, Inc.                                                       617,110
        9,200   1 Lexmark International, Inc.                                                         363,768
       19,400     Network Appliance, Inc.                                                             549,796
       53,800     Seagate Technology                                                                1,264,838
       22,600   1 Western Digital Corp.                                                               482,510
                  TOTAL COMPUTERS & PERIPHERALS                                                 $   3,278,022
                  CONSTRUCTION & ENGINEERING - 1.9%
       10,100   1 Foster Wheeler Ltd.                                                               1,135,139
        9,800     McDermott International, Inc.                                                       812,812
       17,300     Quanta Services, Inc.                                                               491,839
                  TOTAL CONSTRUCTION & ENGINEERING                                              $   2,439,790
                  CONSUMER FINANCE - 0.3%
       17,200   1 Americredit Corp.                                                                   349,848
                  DIVERSIFIED FINANCIAL SERVICES - 3.5%
       41,900     CIT Group, Inc.                                                                   1,725,442
       26,113     CapitalSource, Inc.                                                                 496,147
        4,700   1 Intercontinental Exchange, Inc.                                                     710,311
        9,900     Loews Corp.                                                                         469,260
        6,400     Moody's Corp.                                                                       344,320
       12,600     Principal Financial Group                                                           710,514
                  TOTAL DIVERSIFIED FINANCIAL SERVICES                                          $   4,455,994
                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
       27,800     CenturyTel, Inc.                                                                  1,275,186
                  ELECTRIC UTILITIES - 4.6%
       33,600     American Electric Power Co., Inc.                                                 1,461,264
        8,700     Edison International                                                                460,143
       34,200     PNM Resources, Inc.                                                                 883,386
       21,800     Pinnacle West Capital Corp.                                                         817,064
       40,300     Puget Energy, Inc.                                                                  932,945
       66,000     Xcel Energy, Inc.                                                                 1,339,800
                  TOTAL ELECTRIC UTILITIES                                                      $   5,894,602
                  ELECTRICAL EQUIPMENT - 1.3%
       10,500     Rockwell Automation, Inc.                                                           734,895
       13,500     Technitrol, Inc.                                                                    351,000
       37,900   1 Vishay Inter-technology, Inc.                                                       587,829
                  TOTAL ELECTRICAL EQUIPMENT                                                    $   1,673,724
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
       21,700   1 Ingram Micro, Inc., Class A                                                         435,085
      101,700   1 Sanmina SCI Corp.                                                                   279,675
                  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                      $     714,760
                  ENERGY EQUIPMENT & SERVICES - 2.7%
       10,100     Ensco International, Inc.                                                           616,807
       20,600   1 Grant Prideco, Inc.                                                               1,155,660
       39,000     Patterson-UTI Energy, Inc.                                                          893,100
       14,800   1 Weatherford International Ltd.                                                      818,884
                  TOTAL ENERGY EQUIPMENT & SERVICES                                             $   3,484,451
                  FOOD & STAPLES RETAILING - 0.9%
       28,642     SUPERVALU, Inc.                                                                   1,193,512
                  FOOD PRODUCTS - 0.6%
       66,600     Del Monte Foods Co.                                                                 772,560
                  GAS UTILITIES - 0.4%
       14,900     WGL Holdings, Inc.                                                                  446,106
                  HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
       29,100   1 Cytyc Corp.                                                                       1,225,110
       20,700     Dentsply International, Inc.                                                        755,343
        4,200   1 Intuitive Surgical, Inc.                                                            892,962
       14,100     Invacare Corp.                                                                      289,755
       10,650   1 Varian Medical Systems, Inc.                                                        434,520
                  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                        $   3,597,690
                  HEALTH CARE PROVIDERS & SERVICES - 4.1%
       32,600   1 Allscripts Healthcare Solutions                                                     741,650
        8,100     CIGNA Corp.                                                                         418,284
       13,800   1 Cerner Corp.                                                                        729,606
       12,400     Express Scripts, Inc., Class A                                                      621,612
       11,800   1 Health Net, Inc.                                                                    584,572
       10,500     IMS Health, Inc.                                                                    295,365
       12,200   1 Pediatrix Medical Group                                                             658,312
       26,300   1 Psychiatric Solutions, Inc.                                                         896,567
        5,000     Universal Health Services, Inc., Class B                                            262,200
                  TOTAL HEALTH CARE PROVIDERS & SERVICES                                        $   5,208,168
                  HOTELS, RESTAURANTS & LEISURE - 1.0%
       20,500     Brinker International, Inc.                                                         552,270
        8,700     Darden Restaurants, Inc.                                                            370,359
       19,300   1 Shuffle Master, Inc.                                                                280,429
                  TOTAL HOTELS, RESTAURANTS & LEISURE                                           $   1,203,058
                  HOUSEHOLD DURABLES - 1.3%
        7,800     Beazer Homes USA, Inc.                                                              109,122
        6,700     Black & Decker Corp.                                                                580,019
       12,700     Blyth Industries, Inc.                                                              283,464
        9,650     Toll Brothers, Inc.                                                                 211,625
        4,400     Whirlpool Corp.                                                                     449,284
                  TOTAL HOUSEHOLD DURABLES                                                      $   1,633,514
                  IT SERVICES - 2.6%
       22,400     Broadridge Financial Solutions, Inc.                                                394,016
       13,700   1 Checkfree Corp.                                                                     504,708
        7,700   1 Cognizant Technology Solutions                                                      623,546
       24,608   1 Computer Sciences Corp.                                                           1,370,173
       33,000   1 Unisys Corp.                                                                        266,970
        5,400     Valueclick, Inc.                                                                    115,452
                  TOTAL IT SERVICES                                                             $   3,274,865
                  INDUSTRIAL CONGLOMERATES - 0.4%
       28,500     Tredegar Industries, Inc.                                                           523,260
                  INSURANCE - 7.6%
        6,400     Ambac Financial Group, Inc.                                                         429,760
        9,300     Assurant, Inc.                                                                      471,696
       24,465     Cincinnati Financial Corp.                                                          959,028
        4,900     Everest Reinsurance Group Ltd.                                                      481,425
        7,044     Fidelity National Financial, Inc.                                                   349,594
       33,300     HCC Insurance Holdings, Inc.                                                        975,024
       18,700     Lincoln National Corp.                                                            1,127,984
        7,700     MBIA, Inc.                                                                          431,970
       24,000     Nationwide Financial Services, Inc., Class A                                      1,365,840
       11,200   1 ProAssurance Corp.                                                                  553,056
        7,100     Radian Group, Inc.                                                                  239,341
       21,000     Safeco Corp.                                                                      1,227,870
       13,200     Unitrin, Inc.                                                                       559,416
        5,500     XL Capital Ltd., Class A                                                            428,230
                  TOTAL INSURANCE                                                               $   9,600,234
                  LEISURE EQUIPMENT & PRODUCTS - 1.7%
       13,900     Brunswick Corp.                                                                     388,644
       20,700     Eastman Kodak Co.                                                                   522,675
       45,500     Hasbro, Inc.                                                                      1,274,910
                  TOTAL LEISURE EQUIPMENT & PRODUCTS                                            $   2,186,229
                  LIFE SCIENCES TOOLS & SERVICES - 1.1%
        9,400   1 Invitrogen Corp.                                                                    674,920
       20,600     Pharmaceutical Product Development, Inc.                                            690,100
                  TOTAL LIFE SCIENCES TOOLS & SERVICES                                          $   1,365,020
                  MACHINERY - 5.5%
       17,500     Crane Co.                                                                           802,550
        8,300     Cummins, Inc.                                                                       985,210
       11,700   1 EnPro Industries, Inc.                                                              460,746
       24,400     Graco, Inc.                                                                       1,001,376
       17,600     Harsco Corp.                                                                        926,816
       16,350     Joy Global, Inc.                                                                    809,162
        6,000     NACCO Industries, Inc., Class A                                                     789,120
        9,500     Parker Hannifin Corp.                                                               937,460
       14,400     Tecumseh Products Co., Class A                                                      331,632
                  TOTAL MACHINERY                                                               $   7,044,072
                  MEDIA - 1.1%
        7,500     Gannett Co., Inc.                                                                   374,250
       10,741     Tribune Co.                                                                         300,318
       11,900     Wabtec Corp.                                                                        485,996
       38,800     Westwood One                                                                        204,088
                  TOTAL MEDIA                                                                   $   1,364,652
                  MEDICAL APPLIANCES & EQUIPMENT - 0.6%
       21,000     Sirona Dental Systems, Inc.                                                         742,560
                  METALS & MINING - 2.6%
        6,500     Cleveland Cliffs, Inc.                                                              450,255
       12,451     Freeport McMoran Copper & Gold, Inc.                                              1,170,145
        6,900     Haynes International, Inc.                                                          619,689
        9,200     Nucor Corp.                                                                         461,840
        5,500     United States Steel Corp.                                                           540,595
                  TOTAL METALS & MINING                                                         $   3,242,524
                  MULTILINE RETAIL - 1.3%
        8,700     Bon-Ton Stores, Inc.                                                                222,024
        8,500     Nordstrom, Inc.                                                                     404,430
       15,300     Penney (J.C.) Co., Inc.                                                           1,041,012
                  TOTAL MULTILINE RETAIL                                                        $   1,667,466
                  MULTILINE UTILITIES - 1.2%
       31,500     Alliant Energy Corp.                                                              1,163,925
       23,700     Teco Energy, Inc.                                                                   382,518
                  TOTAL MULTILINE UTILITIES                                                     $   1,546,443
                  OIL & GAS - 3.6%
       25,800     Hess Corp.                                                                        1,578,960
       21,400     Marathon Oil Corp.                                                                1,181,280
       20,200     Sunoco, Inc.                                                                      1,347,744
        8,566     XTO Energy, Inc.                                                                    467,104
                  TOTAL OIL & GAS                                                               $   4,575,088
                  OIL, GAS & CONSUMABLE FUELS -3.3%
       20,200   1 Denbury Resources, Inc.                                                             808,000
       12,700   1 Newfield Exploration Co.                                                            610,235
       21,500     Noble Energy, Inc.                                                                1,314,510
       12,300     Peabody Energy Corp.                                                                519,798
        6,700     Pioneer Natural Resources Co.                                                       304,850
       15,100     Southwestern Energy Co.                                                             613,513
                  TOTAL OIL, GAS & CONSUMABLE FUELS                                             $   4,170,906
                  PAPER & FOREST PRODUCTS - 1.1%
       26,900     International Paper Co.                                                             997,183
        2,500     MeadWestvaco Corp.                                                                   81,350
        8,300     Potlatch Corp.                                                                      362,627
                  TOTAL PAPER & FOREST PRODUCTS                                                 $   1,441,160
                  PHARMACEUTICALS - 0.9%
       19,200     Mylan Laboratories, Inc.                                                            307,776
       33,900     Perrigo Co.                                                                         632,235
        8,581   1 Sepracor, Inc.                                                                      241,384
                  TOTAL PHARMACEUTICAL                                                          $   1,181,395
                  REAL ESTATE - 1.6%
       19,400     American Home Mortgage Investment Corp.                                              20,176
       35,300     Felcor Lodging Trust, Inc.                                                          775,188
        8,900     First Industrial Realty Trust, Inc.                                                 344,519
       24,700     Hospitality Property Trust                                                          947,492
                  TOTAL REAL ESTATE                                                             $   2,087,375
                  REAL ESTATE INVESTMENT TRUSTS - 0.3%
        2,000     Plum Creek Timber Co., Inc.                                                          77,720
        5,300     Prologis                                                                            301,570
                  TOTAL REAL ESTATE INVESTMENT TRUSTS                                           $     379,290
                  ROAD & RAIL - 0.4%
       10,000     CSX Corp.                                                                           474,100
                  SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.1%
        9,400     MEMC Electronic Materials, Inc.                                                     576,408
       10,000     Microchip Technology, Inc.                                                          363,100
       16,400   1 MKS Instruments, Inc.                                                               372,280
       78,200   1 PMC-Sierra, Inc.                                                                    595,884
       35,400   1 RF Micro Devices, Inc.                                                              245,676
       35,200   1 Trident Microsystems, Inc.                                                          535,392
                  TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                      $   2,688,740
                  SOFTWARE - 2.8%
       48,700   1 Activision, Inc.                                                                    833,257
       29,900     Ansys, Inc.                                                                         778,596
       14,400   1 Autodesk, Inc.                                                                      610,128
       14,200     Citrix Systems, Inc.                                                                513,614
       18,400     Intuit                                                                              526,976
       10,000     THQ, Inc.                                                                           287,600
                  TOTAL SOFTWARE                                                                $   3,550,171
                  SPECIALTY RETAIL - 5.5%
       13,800     Abercrombie & Fitch Co.                                                             964,620
       32,250     American Eagle Outfitters, Inc.                                                     782,385
       39,700   1 Cache, Inc.                                                                         676,885
       23,300   1 Chicos Fas, Inc.                                                                    451,088
       13,700   1 Children's Place Retail Stores, Inc.                                                467,307
       27,400     GameStop Corp.                                                                    1,105,590
       30,600     Reitmans CDA, Ltd.                                                                  695,872
       13,750     Ross Stores, Inc.                                                                   397,788
        9,700     Sherwin-Williams Co.                                                                675,993
       15,600     Urban Outfitters, Inc.                                                              312,936
       15,100     Williams-Sonoma, Inc.                                                               464,929
                  TOTAL SPECIALTY RETAIL                                                        $   6,995,393
                  TEXTILES, APPAREL & LUXURY GOODS - 1.0%
       14,400     Coach, Inc.                                                                         654,624
       17,200     Jones Apparel Group, Inc.                                                           429,312
        2,300     V.F. Corp.                                                                          197,317
                  TOTAL TEXTILES, APPAREL & LUXURY GOODS                                        $   1,281,253
                  TOBACCO - 0.5%
        9,400     Reynolds American, Inc.                                                             574,998
                  TRADING COMPANIES & DISTRIBUTORS - 0.5%
       13,900     Fastenal Co.                                                                        626,473
                  TOTAL COMMON STOCKS                                                           $ 124,560,376
                  (IDENTIFIED COST $109,167,082)
                2 MUTUAL FUND - 1.9%
    2,387,165     MTB Prime Money Market Fund, Corporate Shares, 4.94%3 (AT NET ASSET VALUE)    $   2,387,165
                  TOTAL INVESTMENTS - 100.0%                                                    $ 126,947,541
                  (IDENTIFIED COST $111,554,247)4
                  OTHER ASSETS AND LIABILITIES - NET - 0.0%                                     $       9,050
                  TOTAL NET ASSETS - 100%                                                       $ 126,956,591

  1 Non-income producing security.
  2 Affiliated company.
  3 7-Day net yield.
  4 At July 31, 2007, the cost of investments for federal tax purposes was $111,554,247. The net unrealized appreciation of investments for federal tax purposes was $15,393,294. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,740,028 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,346,734.


   Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

 Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle} in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle} for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others under the direction of Fund management. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.





MTB MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL  DESCRIPTION   VALUE
  AMOUNT

                    CERTIFICATE OF DEPOSIT--4.5%
                    COMMERCIAL BANKS--4.5%
  $  95,000,000     Wells Fargo & Co., 5.270%, 8/24/2007                                                             $    95,000,000
                  1 COMMERCIAL PAPER--67.0%
                    ASSET-BACKED - 21.3%
     48,000,000     Apreco, Inc., 5.260%, 8/13/2007                                                                       47,915,840
     93,000,000     CAFCO LLC, 5.260%, 9/13/2007                                                                          92,415,702
     44,000,000 2,3 CRC Funding LLC, 5.255%, 9/5/2007                                                                     43,775,203
     88,000,000     Falcon Asset Securitization Company LLC, 5.270%, 8/22/2007                                            87,729,473
     96,000,000     FCAR Auto Loan Trust, Series I, Yrs. 3&4, 5.250%, 10/24/2007                                          94,824,000
     86,500,000     Sigma Finance, Inc., 5.175%, 12/12/2007                                                               84,846,228
                       TOTAL ASSET-BACKED                                                                                451,506,446
                    AUTOMOBILES - 2.1%
     45,000,000     American Honda Finance Corp., 5.240%, 8/9/2007                                                        44,947,600
                    COMMERCIAL BANKS -- 4.3%
     92,000,000     Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.170%, 11/5/2007             90,731,627
                    CONSUMER FINANCE -- 8.8%
    100,000,000     American General Finance Corp., 5.200% - 5.250%, 8/21/2007 - 9/17/2007                                99,514,722
     87,000,000     HSBC Finance Corp., 5.210%, 10/1/2007                                                                 86,231,959
                       TOTAL CONSUMER FINANCE                                                                            185,746,681
                    DIVERSIFIED FINANCIAL SERVICES - 4.7%
    100,000,000     Citigroup Funding, Inc., 5.240%, 9/7/2007                                                             99,461,445
                    FINANCIAL SERVICES - 4.3%
     92,000,000     Dexia Delaware LLC, 5.210%, 8/8/2007                                                                  91,906,799
                    FOOD & BEVERAGES - 4.0%
     87,000,000     Nestle Capital Corp., 5.200%, 10/19/2007                                                              86,007,233
                    INSURANCE - 8.6%
     84,000,000     AIG Funding, Inc., 5.100%, 8/15/2007                                                                  83,833,400
    100,000,000     Prudential Funding LLC, 5.240%, 8/28/2007                                                             99,607,000
                       TOTAL INSURANCE                                                                                   183,440,400
                    OIL & GAS PRODUCTS -- 4.5%
     95,000,000     Chevron Corp., 5.220%, 8/1/2007                                                                       95,000,000
                    PERSONAL CREDIT CARD - 4.4%
     95,000,000     American Express Credit Corp., 5.180%, 12/12/2007                                                     93,181,964
                       TOTAL COMMERCIAL PAPER                                                                          1,421,930,195
                    GOVERNMENT AGENCIES--7.0%
                    DIVERSIFIED FINANCIAL SERVICES--7.0%
    150,000,000     Federal Home Loan Bank System, 5.090%, 8/1/2007                                                      150,000,000
                  4 NOTES - VARIABLE --20.3%
                    AUTOMOBILES--4.7%
    100,000,000     Toyota Motor Credit Corp., 5.300%, 10/25/2007                                                        100,000,000
                    CAPITAL MARKETS--4.0%
     85,000,000     Morgan Stanley, 5.330%, 8/1/2007                                                                      85,000,000
                    COMMERCIAL BANKS--4.4%
     93,250,000     Bank of America N.A., 5.320%, 8/28/2007                                                               93,272,459
                    DIVERSIFIED FINANCIAL SERVICES--7.2%
     78,000,000     CIT Group, Inc., 5.430%, 8/24/2007                                                                    78,004,568
        436,000     Capital One Funding Corp., Series 1996-H, (J.P. Morgan Chase Bank, N.A. LOC), 5.360%,                    436,000
                    8/2/2007
     75,000,000     General Electric Capital Corp., 5.265%, 8/6/2007                                                      75,000,000
                       TOTAL DIVERSIFIED FINANCIAL SERVICES                                                              153,440,568
                       TOTAL NOTES - VARIABLE                                                                            431,713,027
                    REPURCHASE AGREEMENT--1.4%
     30,314,000     Repurchase agreement 4.67%, dated 7/31/2007 under which State Street Corp. will repurchase a          30,314,000
                    U.S. Treasury security maturing on 11/15/2013 for $30,317,932 on 8/1/2007.  The market value of the underlying security at the end of the period was $30,924,890.
                       TOTAL INVESTMENTS - 100.2%                                                                      2,128,957,222
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILTIES - NET - (0.2)%                                                        (3,484,982)
                       TOTAL NET ASSETS - 100%                                                                       $ 2,125,472,240

  1 Discount rate at time of purchase.
  2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, this restricted security amounted to $43,775,203, which represented 2.1% of total net assets.
  3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of
    Trustees. At July 31, 2007, this liquid restricted security amounted to $43,775,203, which represented 2.1% of total net assets.
  4 Floating rate note with current rate and next reset date shown.
  5 Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 GTD --Guaranteed
 LOC --Letter of Credit








MTB MULTI CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

 SHARES       DESCRIPTION                                                     VALUE

              COMMON STOCKS - 99.0%
              AEROSPACE & DEFENSE - 1.7%
   1,100    1 BE Aerospace, Inc.                                       $     44,616
   1,100      Boeing Co.                                                    113,773
     800    1 Ladish Co., Inc.                                               38,792
   1,200    1 Limco-Piedmont, Inc.                                           14,580
   1,300      Precision Castparts Corp.                                     178,178
   2,700      United Technologies Corp.                                     197,019
              TOTAL AEROSPACE & DEFENSE                                $    586,958
              AIR FREIGHT & LOGISTICS - 1.7%
   1,800      C.H. Robinson Worldwide, Inc.                                  87,570
   3,900      Expeditors International WA, Inc.                             174,252
   1,100    1 Hub Group, Inc.                                                37,422
   3,600      United Parcel Service, Inc., Class B                          272,592
              TOTAL AIR FREIGHT & LOGISTICS                            $    571,836
              AIRLINES - 0.1%
   1,500    1 Delta Airlines, Inc. DE                                        26,730
              BEVERAGES - 2.3%
   4,400      Coca-Cola Co.                                                 229,284
   8,500      PepsiCo, Inc.                                                 557,770
              TOTAL BEVERAGES                                          $    787,054
              BIOTECHNOLOGY - 2.2%
     900    1 Alkermes, Inc.                                                 12,816
   4,000    1 Amgen, Inc.                                                   214,960
     800    1 Biomarin Pharmaceutical, Inc.                                  14,448
 488,542    1 Calypte Biomedical Corp.                                        8,295
   1,100    1 Cepheid, Inc.                                                  16,225
     600    1 Cubist Pharmaceuticals, Inc.                                   13,836
     375    1 Digene Corp.                                                   22,969
   1,900    1 Genentech, Inc.                                               141,322
   3,300    1 Gilead Sciences, Inc.                                         122,859
     900    1 LifeCell Corp.                                                 27,621
   2,000    1 Martek Biosciences Corp.                                       51,240
   1,700    1 Medarex, Inc.                                                  24,072
     300    1 Myriad Genetics, Inc.                                          11,214
   2,900    1 PDL BioPharma, Inc.                                            68,121
     200    1 United Therapeutics Corp.                                      13,872
              TOTAL BIOTECHNOLOGY                                      $    763,870
              CAPITAL MARKETS - 1.3%
   1,200    1 Affiliated Managers Group, Inc.                               135,600
     600    1 Investment Technology Group, Inc.                              23,976
   2,500      Morgan Stanley                                                159,675
     600      Oppenheimer Holdings, Inc.                                     32,736
   1,200    1 Piper Jaffray Cos., Inc.                                       57,504
     765    1 Stifel Financial Corp.                                         42,281
              TOTAL CAPITAL MARKETS                                    $    451,772
              CHEMICALS - 0.2%
     900      Agrium, Inc.                                                   37,728
   1,300      KMG Chemical, Inc.                                             26,975
              TOTAL CHEMICALS                                          $     64,703
              COMMERCIAL BANKS - 1.5%
   4,500      Wachovia Corp.                                                212,445
   3,860      Zions Bancorp                                                 287,763
              TOTAL COMMERCIAL BANKS                                   $    500,208
              COMMERCIAL SERVICES & SUPPLIES - 0.4%
   3,406    1 CECO Environmental Corp.                                       39,101
   2,700    1 Waste Connections, Inc.                                        83,700
              TOTAL COMMERCIAL SERVICES & SUPPLIES                     $    122,801
              COMMUNICATIONS EQUIPMENT - 5.7%
   4,000      Adtran, Inc.                                                  104,360
   2,300    1 China Grentech Corp. Ltd., ADR                                 20,930
  17,800    1 Cisco Systems, Inc.                                           514,598
     500    1 CommScope, Inc.                                                27,215
  10,700      Corning, Inc.                                                 255,088
     900    1 Dycome Industries, Inc.                                        25,155
     600    1 F5 Networks, Inc.                                              52,014
   2,000    1 Foundry Networks, Inc.                                         35,180
   6,600      Harris Corp.                                                  362,208
   1,700    1 JDS Uniphase Corp.                                             24,361
   2,800    1 KVH Industries, Inc.                                           24,696
     900    1 Netgear, Inc.                                                  24,894
  10,800      Qualcomm, Inc.                                                449,820
   3,600    1 Sonus Networks, Inc.                                           24,624
              TOTAL COMMUNICATIONS EQUIPMENT                           $  1,945,143
              COMPUTERS & PERIPHERALS - 4.8%
   1,400    1 Apple Computer, Inc.                                          184,464
   3,000    1 Dell, Inc.                                                     83,910
  10,700    1 EMC Corp. Mass                                                198,057
   4,200    1 Electronics for Imaging, Inc.                                 110,292
   2,000      Hewlett Packard Co.                                            92,060
   4,700      IBM Corp.                                                     520,055
   1,300    1 Logitech International SA                                      34,710
  12,600    1 Network Appliance, Inc.                                       357,084
     900    1 On Track Innovations Ltd.                                       5,193
   2,900      Seagate Technology Holdings                                    68,179
              TOTAL COMPUTERS & PERIPHERALS                            $  1,654,004
              CONSTRUCTION & ENGINEERING - 2.7%
   1,000    1 Aecom Technology Corp.                                         25,950
     900      Chicago Bridge & Iron Co. NV                                   36,540
     900    1 EMCOR Group, Inc.                                              32,310
   3,300    1 Foster Wheeler Ltd.                                           370,887
   1,100    1 Integrated Electrical Services, Inc.                           29,304
   1,400    1 KBR, Inc.                                                      44,926
   3,300    1 McDermott International, Inc.                                 273,702
   4,200    1 Quanta Services, Inc.                                         119,406
              TOTAL CONSTRUCTION & ENGINEERING                         $    933,025
              CONSUMER FINANCE - 0.9%
   3,500      American Express Co.                                          204,890
   1,400      Capital One Financial Corp.                                    99,064
              TOTAL CONSUMER FINANCE                                   $    303,954
              DIVERSIFIED CONSUMER SERVICES - 0.3%
   1,000    1 Capella Education Co.                                          44,710
   1,100      Sothebys Holdings, Inc., Class A                               47,025
              TOTAL DIVERSIFIED CONSUMER SERVICES                      $     91,735
              DIVERSIFIED FINANCIAL SERVICES - 3.0%
   2,600      CIT Group, Inc.                                               107,068
   3,844      CapitalSource, Inc.                                            73,036
   1,000    1 Interactive Brokers Group, Inc.                                24,280
   2,100    1 InterContinentalExchange, Inc.                                317,373
   2,900      iShares Russell 2000 Growth Index                             237,713
   1,100      iShares Russell 2000 Index                                     84,810
   2,700      Moody's Corp.                                                 145,260
     800    1 NASDAQ Stock Market, Inc.                                      24,616
              TOTAL DIVERSIFIED FINANCIAL SERVICES                     $  1,014,156
              DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
   4,200    1 Gilat Satellite Networks Ltd.                                  37,128
              ELECTRICAL EQUIPMENT - 1.4%
     800      Belden, Inc.                                                   43,824
     300    1 First Solar, Inc.                                              33,771
     800      Hubbell Inc., Class B                                          46,120
     500    1 Powell Industries, Inc.                                        16,805
     300      Regal Beloit, Corp.                                            15,216
   4,600      Rockwell Automation, Inc.                                     321,954
              TOTAL ELECTRICAL EQUIPMENT                               $    477,690
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
   1,400      AU Optronics Corp., ADR                                        23,688
   1,300    1 Universal Display Corp.                                        19,526
   2,800    1 Zygo Corp.                                                     33,656
              TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 $     76,870
              ENERGY EQUIPMENT &  SERVICES - 3.5%
   2,200    1 Cal Dive International, Inc.                                   33,484
   4,200    1 Dynegy, Inc., Class A                                          37,422
   2,200    1 ENGlobal Corp.                                                 23,188
   3,800      ENSCO International, Inc.                                     232,066
   2,900    1 Grant Prideco, Inc.                                           162,690
   1,000    1 Matrix Services Co.                                            23,090
   2,600      Schlumberger Ltd.                                             246,272
     600    1 Superior Energy Services, Inc.                                 24,192
     300      Tidewater, Inc.                                                20,526
   6,400    1 Weatherford International Ltd.                                354,112
   1,300    1 Willbros. Group, Inc.                                          40,976
              TOTAL ENERGY EQUIPMENT & SERVICES                        $  1,198,018
              FOOD & STAPLES RETAILING - 1.1%
   8,300      Wal-Mart Stores, Inc.                                         381,385
              FOOD PRODUCTS - 0.9%
   3,600    1 Darling International, Inc.                                    30,204
   3,100      Hershey Co.                                                   142,910
   4,000      Kraft Foods, Inc.                                             131,000
              TOTAL FOOD PRODUCTS                                      $    304,114
              HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
   1,500    1 AngioDynamics, Inc.                                            28,155
     400    1 Arthrocare Corp.                                               20,248
   1,300    1 Cantel Med, Corp.                                              18,824
  11,300    1 Cytyc Corp.                                                   475,730
     360    1 DJ Orthopedics, Inc.                                           17,093
   3,000      Dentsply International, Inc.                                  109,470
     400    1 Immucorp, Inc.                                                 12,464
   1,200    1 Intuitive Surgical, Inc.                                      255,132
     500    1 Kyphone, Inc.                                                  32,810
     400    1 ResMed, Inc.                                                   17,192
   7,200    1 Sirona Dental System, Inc.                                    254,592
   1,460    1 Varian Medical Systems, Inc.                                   59,568
     300      West Pharmaceutical Services, Inc.                             13,884
   3,000    1 Zimmer Holdings, Inc.                                         233,280
              TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   $  1,548,442
              HEALTH CARE PROVIDERS & SERVICES - 6.1%
  18,600    1 Allscripts Healthcare Solutions                               423,150
   2,000    1 Arqule, Inc.                                                   11,360
   5,700    1 Cerner Corp.                                                  301,359
   1,500    1 Cross Country Healthcare, Inc.                                 24,555
   4,900    1 Express Scripts, Inc.                                         245,637
   1,700    1 Health Net, Inc.                                               84,218
   2,750      IMS Health, Inc.                                               77,357
     500    1 Inventiv Health, Inc.                                          17,740
     300    1 Inverness Medical Innovations, Inc.                            14,523
   1,700    1 Pediatrix Medical Group                                        91,732
  14,000    1 Psychiatric Solutions, Inc.                                   477,260
   6,300      UnitedHealth Group, Inc.                                      305,109
              TOTAL HEALTH CARE PROVIDERS & SERVICES                   $  2,074,000
              HEALTH CARE TECHNOLOGY - 0.1%
   1,200    1 Vital Images, Inc.                                             23,388
              HOTELS, RESTAURANTS & LEISURE - 0.9%
   3,100      Brinker International, Inc.                                    83,514
   2,900    1 Great Wolf Resorts, Inc.                                       38,454
   1,500    1 Monarch Casino & Resort, Inc.                                  42,435
   2,700    1 Shuffle Master, Inc.                                           39,231
   2,600    1 Starbucks Corp.                                                69,368
     800      Tim Horton's, Inc.                                             24,696
              TOTAL HOTELS, RESTAURANTS & LEISURE                      $    297,698
              HOUSEHOLD DURABLES - 0.1%
     600    1 Jarden Corp.                                                   21,678
   1,350    1 Toll Brothers, Inc.                                            29,605
              TOTAL HOUSEHOLD DURABLES                                 $     51,283
              HOUSEHOLD PRODUCTS - 2.8%
   1,400      Colgate-Palmolive Co.                                          92,400
  14,000      Procter & Gamble Co.                                          866,040
              TOTAL HOUSEHOLD PRODUCTS                                 $    958,440
              IT SERVICES - 0.8%
   4,500      Broadridge Financial Solutions, Inc.                           79,155
   1,900    1 Checkfree Corp.                                                69,996
   1,000    1 Cognizant Technology Solutions Corp., Class A                  80,980
   1,700    1 Websense, Inc.                                                 33,932
              TOTAL IT SERVICES                                        $    264,063
              INDUSTRIAL CONGLOMERATES - 2.3%
   1,800      3M Co.                                                        160,056
  16,000      General Electric Co.                                          620,160
              TOTAL INDUSTRIAL CONGLOMERATES                           $    780,216
              INSURANCE - 3.4%
   2,300      AMBAC Financial Group, Inc.                                   154,445
   9,400      American International Group, Inc.                            603,292
     897      Fidelity National Title Group, Inc.                            44,518
   5,500      HCC Insurance Holdings, Inc.                                  161,040
     500      Hanover Insurance Group, Inc.                                  21,945
     800      Lincoln National Corp.                                         48,256
     800      Platinum Underwriters Holdings Ltd.                            26,560
   2,200    1 Proassurance Corp.                                            108,636
              TOTAL INSURANCE                                          $  1,168,692
              INTERNET & CATALOG RETAIL - 0.6%
   3,700    1 eBay, Inc.                                                    119,880
   1,200    1 Insight Enterprises, Inc.                                      27,072
     800    1 Priceline.com, Inc.                                            51,040
              TOTAL INTERNET & CATALOG RETAIL                          $    197,992
              INTERNET SOFTWARE & SERVICES - 2.0%
   2,700    1 Akamai Technologies, Inc.                                      91,692
     900    1 Google, Inc., Class A                                         459,000
   1,600    1 ValueClick, Inc.                                               34,208
   4,000    1 Yahoo, Inc.                                                    93,000
              TOTAL INTERNET SOFTWARE & SERVICES                       $    677,900
              LEISURE EQUIPMENT & PRODUCTS - 0.0%
     400    1 Illumina, Inc.                                                 18,228
              LIFE SCIENCES TOOLS & SERVICES - 0.9%
   1,300    1 Invitrogen Corp.                                               93,340
   1,300    1 Luminex Corp.                                                  15,522
     300    1 Parexel International Corp.                                    12,129
   3,300    1 Thermo Fisher Scientific, Inc.                                172,293
              TOTAL LIFE SCIENCES TOOLS & SERVICES                     $    293,284
              MACHINERY - 1.9%
     600    1 AGCO Corp.                                                     23,058
   3,400      Graco, Inc.                                                   139,536
   2,900      Harsco Corp.                                                  152,714
   3,700      Joy Global, Inc.                                              183,113
   1,242    1 MFRI, Inc.                                                     34,410
   2,600      Wabtec Corp.                                                  106,184
              TOTAL MACHINERY                                          $    639,015
              MARINE - 0.2%
     500      Genco Shipping & Trading Ltd.                                  28,165
   1,000      Horizon Lines Inc., Class A                                    28,860
              TOTAL MARINE                                             $     57,025
              MEDIA - 1.2%
   1,800      Belo Corp.                                                     32,220
   6,100    1 Comcast Corp., Class A                                        160,247
   2,800    1 Mediacom Communications Corp.                                  25,368
   6,000      Walt Disney Co.                                               198,000
              TOTAL MEDIA                                              $    415,835
              METALS & MINING - 2.0%
     950      Cleveland Cliffs, Inc.                                         65,807
   4,000      Companhia Vale do Rio Doce                                    196,040
   1,300    1 Haynes International, Inc.                                    116,753
   5,100      Peabody Energy Corp.                                          215,526
   1,800    1 Silver Wheaton, Corp.                                          24,678
     400    1 Titanium Metals Corp.                                          13,368
   4,300    1 US Gold Corp.                                                  25,069
   1,100      Yamaha Gold, Inc.                                              12,177
              TOTAL METALS & MINING                                    $    669,418
              MULTILINE RETAIL - 2.7%
   3,300      JC Penney, Inc.                                               224,532
   3,100    1 Kohl's Corp.                                                  188,480
   6,100      Macy's, Inc.                                                  220,027
   1,100      Nordstrom, Inc.                                                52,338
   3,800      Target Corp.                                                  230,166
              TOTAL MULTILINE RETAIL                                   $    915,543
              OIL & GAS - 4.7%
  17,800      ExxonMobil Corp.                                            1,515,314
   1,900      XTO Energy, Inc.                                              103,607
              TOTAL OIL & GAS                                          $  1,618,921
              OIL, GAS & CONSUMABLE FUELS - 3.8%
     700    1 Alpha Natural Resources, Inc.                                  12,495
   2,900      Chevron Corp.                                                 247,254
   2,200      ConocoPhillips                                                177,848
   2,900    1 Denbury Resources, Inc.                                       116,000
   3,200      Devon Energy Corp.                                            238,752
     600      Frontier Oil Corp.                                             23,238
     600    1 Interoil Corp.                                                 12,918
   1,700    1 Newfield Exploration Co.                                       81,685
   3,000      Noble Energy, Inc.                                            183,420
   1,000      Pioneer National Resources Co.                                 45,500
   3,600    1 Southwestern Energy Co.                                       146,268
     300    1 Ultra Petroleum Corp.                                          16,587
     700    1 USEC, Inc.                                                     11,753
              TOTAL OIL, GAS & CONSUMABLE FUELS                        $  1,313,718
              PERSONAL PRODUCTS - 0.4%
   2,800      Estee Lauder Cos., Inc., Class A                              126,056
     700      Herbalife Ltd.                                                 28,686
              TOTAL PERSONAL PRODUCTS                                  $    154,742
              PHARMACEUTICALS - 5.8%
   2,100      Abbott Laboratories                                           106,449
     750    1 Bradley Pharmaceuticals, Inc.                                  12,030
     900    1 Cephalon, Inc.                                                 67,626
  10,000      Johnson & Johnson                                             605,000
   4,700      Lilly (Eli) & Co.                                             254,223
     700      Medicis Pharmaceutical Corp., Class A                          19,971
     500    1 MGI Phama, Inc.                                                12,515
     500    1 OSI Pharmaceuticals, Inc.                                      16,120
   6,200      Perrigo Co.                                                   115,630
  12,500      Pfizer, Inc.                                                  293,875
   6,400      Pharmaceutical Prod Dev, Inc.                                 214,400
   1,208    1 Sepracor, Inc.                                                 33,981
     800      Valeant Pharmaceuticals International                          12,552
   4,300      Wyeth                                                         208,636
              TOTAL PHARMACEUTICALS                                    $  1,973,008
              ROAD & RAIL - 0.7%
   4,700      CSX Corp.                                                     222,827
     600    1 Kansas City Southern Industries, Inc.                          20,706
              TOTAL ROAD & RAIL                                        $    243,533
              SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.3%
   7,600    1 Advanced Micro Devices, Inc.                                  102,904
   3,100    1 Broadcom Corp.                                                101,711
   8,700      Intel Corp.                                                   205,494
   1,300      Maxim Integrated Products, Inc.                                41,210
   3,500    1 MEMC Electric Material, Inc.                                  214,620
   1,400      Microchip Technology, Inc.                                     50,834
   2,800    1 ON Semiconductor Corp.                                         33,096
  11,100    1 PMC Sierra, Inc.                                               84,582
   4,900    1 RF Micro Devices, Inc.                                         34,006
   1,700    1 Silicon Motion Technology Corp.                                31,110
     900    1 Tessera Technologies, Inc.                                     37,017
   2,200      Texas Instruments, Inc.                                        77,418
   5,500    1 Trident Microsystems, Inc.                                     83,655
     300    1 Varian Semiconductor Equipment Associates, Inc.                14,100
   1,300    1 Zoran Corp.                                                    24,505
              TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                 $  1,136,262
              SOFTWARE - 4.4%
   8,400    1 Activision, Inc.                                              143,724
   5,600    1 Ansys, Inc.                                                   145,824
   2,000    1 Autodesk, Inc.                                                 84,740
   5,800    1 Citrix Systems, Inc.                                          209,786
   2,600    1 Intuit, Inc.                                                   74,464
   3,500    1 Lawson Software, Inc.                                          33,355
  16,000      Microsoft Corp.                                               463,840
   1,900    1 Opswares, Inc.                                                 26,790
  12,200    1 Oracle Corp.                                                  233,264
   2,600    1 THQ, Inc.                                                      74,776
   4,900    1 Telecommunication System, Inc., Class A                        21,119
              TOTAL SOFTWARE                                           $  1,511,682
              SPECIALTY RETAIL - 4.9%
   4,300      Abercrombie & Fitch Co., Class A                              300,570
     600    1 Aeropostale, Inc.                                              22,848
   5,250      American Eagle Outfitters, Inc.                               127,365
   1,100      Big Sporting Goods Corp.                                       23,507
   7,300    1 Cache, Inc.                                                   124,465
   3,200    1 Chicos Fas, Inc.                                               61,952
   1,700    1 Children's Place Retail Stores, Inc.                           57,987
     600    1 Dollar Tree Stores                                             22,956
   4,200    1 GameStop Corp., Class A                                       169,470
   8,000      Home Depot, Inc.                                              297,360
   4,900      Lowe's Cos., Inc.                                             137,249
     500      Men's Wearhouse, Inc.                                          24,700
     800      Payless ShoeSource, Inc.                                       21,296
   5,100      Reitmans CDA Ltd., Class A                                    115,979
   1,800      Ross Stores, Inc.                                              52,074
   2,200    1 Urban Outfitters, Inc.                                         44,132
   2,100      Williams-Sonoma, Inc.                                          64,659
              TOTAL SPECIALTY RETAIL                                   $  1,668,569
              TEXTILES, APPAREL & LUXURY GOODS - 0.9%
   3,400    1 Coach, Inc.                                                   154,564
     800    1 Ellis Perry International, Inc.                                24,008
   2,200      Nike, Inc., Class B                                           124,190
              TOTAL TEXTILES, APPAREL & LUXURY GOODS                   $    302,762
              TOBACCO - 1.3%
   6,900      Altria Group, Inc.                                            458,643
              TRADING COMPANIES & DISTRIBUTORS - 0.3%
   1,900      Fastenal Co.                                                   85,633
     900      Houston Wire & Cable, Co.                                      23,193
              TOTAL TRADING COMPANIES & DISTRIBUTORS                   $    108,826
              TOTAL COMMON STOCKS                                      $ 33,834,282
              (IDENTIFIED COST $30,218,207)
            2 MUTUAL FUNDS -- 1.7%
     944      MTB Money Market Fund, A2 Shares, 4.85%3                          944
 577,335      MTB Prime Money Market Fund, Corporate Shares, 4.94%3         577,335
              TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                  $    578,279
              TOTAL INVESTMENTS - 100.7%                               $ 34,412,561
              (IDENTIFIED COST $30,796,486)4
              OTHER ASSETS AND LIABILITIES---NET - (0.7)%              $  (226,374)
              TOTAL NET ASSETS-100%                                    $ 34,186,187

  1 Non-income producing security.
  2 Affiliated company.
  3 7-Day net yield.
  4 At July 31, 2007, the cost of investments for federal tax purposes was $30,796,486. The net unrealized appreciation of investments for federal tax purposes was $3,616,075. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,919,058 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,302,983.



Note:        The categories of investments are shown as a percentage of total net assets at July 31, 2007.
INVESTMENT VALUATION

 Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle} in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle} for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







MTB NEW YORK MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT
                1 MUNICIPAL BONDS--92.3%
                  GUAM--0.4%
                  SINGLE FAMILY HOUSING--0.4%
  $   375,000     Guam Housing Corp., State Single Family Housing Revenue Bonds, 5.75%, 9/1/2031                       $     395,891
                  NEW YORK--89.2%
                  DEVELOPMENT---5.1%
    1,000,000     Geneva, NY, Revenue Bond, (Project A), 5.375%, (Hobart and William Smith) 2/1/2033                       1,047,420
    1,000,000     Montgomery County, NY IDA, Revenue Bonds (Series A), 5.00% (XL Capital Assurance Inc. INS),              1,032,100
                  7/1/2029
    3,000,000     New York Convention Center Development Corp., 5.00% (AMBAC INS), 11/15/2026                              3,131,100
      155,000     Schenectady, NY IDA, (Series A), 5.45% (Union College)/(AMBAC INS)/(Original Issue Yield:                  164,046
                  5.467%), 12/1/2029
                     TOTAL DEVELOPMENT                                                                                 $   5,374,666
                  FACILITIES---6.1%
      915,000     Canton, NY, Human Services, 5.75% (Original Issue Yield: 5.80%), 9/1/2032                                  965,764
    5,140,000     New York City, NY Transitional Finance Authority, (Series S-2), 5.00% (Original Issue Yield:             5,480,782
                  3.85%), 1/15/2019
                     TOTAL DEVELOPMENT                                                                                 $   6,446,546
                  GENERAL--10.1%
    1,000,000     Grand Central, NY District Management Association, Inc., Refunding Bond, 5.00%, 1/1/2021                 1,046,270
    2,635,000     Nassau County, NY, Interim Finance Authority, Refunding Revenue Bond (Series A), 5.00%, (AMBAC           2,777,158
                  INS), 11/15/2022
    1,425,000     Sales Tax Asset Receivable Corp., NY, (Series A), 5.00% (MBIA INS)/(Original Issue Yield: 4.41%),        1,487,501
                  10/15/2026
    1,735,000     Sales Tax Asset Receivable Corp., NY, Revenue Bond (Series A), 5.00% (MBIA Insurance Corp. INS),         1,814,376
                  10/15/2025
    3,350,000     Sales Tax Asset Receivable Corp., NY, Revenue Bonds (Series A), 5.00% (AMBAC INS), 10/15/2029            3,486,412
                     TOTAL GENERAL                                                                                     $  10,611,717
                  GENERAL OBLIGATION---13.3%
      500,000     Nassau County, NY, GO, (Series F), 7.00% (FSA INS), 3/1/2010                                               539,185
    2,500,000     New York City, NY, 5.00%, 6/1/2023                                                                       2,602,550
    1,000,000     New York City, NY, GO UT Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022                                   1,040,400
    5,000,000     New York City, NY, GO UT Bonds (Series G), 5.00%, 8/1/2023                                               5,219,850
    3,000,000     Orange County, NY, GO UT Bonds, 4.30% (FGIC LOC), 7/1/2018                                               3,053,340
    1,580,000     Orange County, NY, GO UT, 5.10% (Original Issue Yield: 5.29%), 7/15/2019                                 1,617,493
                     TOTAL GENERAL OBLIGATION                                                                          $  14,072,818
                  HIGHER EDUCATION--11.5%
    1,170,000     New York State Dormitory Authority, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/15/2023           1,230,583
      425,000     New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010           452,141
      860,000     New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010           912,168
      750,000     New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bond, 5.05% (FHA           779,820
                  INS), 8/15/2024
    2,000,000     New York State Dormitory Authority, Mental Health Services Facilities Improvement Revenue Bonds          2,086,020
                  (Series 2005D-1), 5.00% (New York State)/(FGIC INS), 2/15/2023
    3,000,000     New York State Dormitory Authority, Revenue Bonds, 7.50%, 5/15/2013                                      3,530,760
    1,000,000     New York State Dormitory Authority, Univ. of Rochester, 5.125%, 7/1/2039                                 1,078,950
    1,000,000     New York State Dormitory Authority, School District Financing Revenue Bonds (Series C), 5.375%           1,068,940
                  (MBIA Insurance Corp. INS), 10/1/2015
      895,000     New York State Dormitory Authority, School Districts Financing Program (Series D), 5.50% (MBIA             962,760
                  Insurance Corp. INS), 10/1/2017
                     TOTAL HIGHER EDUCATION                                                                            $  12,102,142
                  MEDICAL--5.8%
    1,000,000     Chemung County, NY, IDA, (Series B), 5.00% (Original Issue Yield: 4.999%), 11/1/2034                     1,002,050
      750,000     Chemung County, NY, IDA, 5.00% (Arnot Ogden Medical Center)/(Original Issue Yield: 5.02%),                 751,537
                  11/1/2034
    1,000,000     Monroe County, NY IDA, Civic Facilities Revenue Bond, 5.00% (Highland Hospital Rochester                 1,004,910
                  Project), 8/1/2025
    1,000,000     New York City, NY Health and Hospitals Corp., (Series A), 5.45% (Original Issue Yield: 5.48%),           1,025,710
                  2/15/2026
    1,000,000     New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds,            1,025,590
                  5.10% (AMBAC INS), 2/1/2019
    1,000,000     New York State Dormitory Authority, United Health Services, 5.375% (AMBAC INS)/(Original Issue           1,026,630
                  Yield: 5.573%), 8/1/2027
      270,000     Tompkins, NY Health Care Corp., 10.80% (FHA INS), 2/1/2028                                                 298,793
                     TOTAL MEDICAL                                                                                     $   6,135,220
                  MULTIFAMILY HOUSING--4.8%
    1,355,000     East Rochester, NY Housing Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield:             1,471,327
                  5.375%), 4/20/2043
      925,000     New Rochelle, NY Municipal Housing Authority, Revenue Bonds, 6.50% (HUD Section 8 GTD)/(Original           977,272
                  Issue Yield: 6.803%), 12/1/2014
      970,000     New York State HFA, (Series A), 7.75% (FHA INS)/(Original Issue Yield: 7.748%), 8/15/2017                  984,084
       95,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25% (Original              95,859
                  Issue Yield: 6.35%), 9/15/2010
      635,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25% (Original             636,803
                  Issue Yield: 6.35%), 9/15/2010
      885,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375% (Original            887,735
                  Issue Yield: 6.45%), 9/15/2015
                     TOTAL MULTIFAMILY HOUSING                                                                         $   5,053,080
                  NURSING HOMES--1.0%
      500,000     Appleridge Retirement Community, Revenue Bonds, 5.60% (GNMA Collateralized Home Mortgage                   525,645
                  Program)/(GNMA Collateralized Home Mortgage Program COL), 9/1/2021
      310,000     New York State Dormitory Authority, Revenue Bonds, 5.85% (Wesley Health System)/(FHA INS),                 316,609
                  8/1/2026
      180,000     Tompkins County, NY IDA, Revenue Bonds, 6.05% (Ithacare Center Project)/(FHA INS), 2/1/2017                180,792
                     TOTAL NURSING HOMES                                                                               $   1,023,046
                  POLLUTION--1.0%
    1,040,000     New York State Environmental Facilities Corp., Revenue Bonds, 5.85%, 1/15/2015                           1,049,786
                  POWER--8.0%
    2,000,000     Long Island Power Authority, NY, Revenue Bonds (Series A), 5.00%, 12/1/2025                              2,093,640
    6,000,000     Long Island Power Authority, NY, Revenue Bonds (Series E), 5.00% (FGIC LOC), 12/1/2022                   6,331,560
                     TOTAL POWER                                                                                       $   8,425,200
                  SCHOOL DISTRICT--1.0%
    1,000,000     Webster, NY, Central School District, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.40%),            1,036,070
                  6/15/2019
                  SINGLE FAMILY HOUSING--1.0%
      865,000     New York State Mortgage Agency, (Refunding Revenue Bonds), 5.70% (Original Issue Yield: 5.70%),            879,549
                  4/1/2011
      215,000     New York State Mortgage Agency, (Series 67), 5.80% (Original Issue Yield: 5.799%), 10/1/2028               216,129
                     TOTAL SINGLE FAMILY HOUSING                                                                       $   1,095,678
                  SPECIAL PURPOSE--3.7%
      915,000     New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.30%),          929,164
                  6/1/2025
    1,000,000     TSASC, Inc. NY, Cash Flow Management, Public Improvements, 6.25%, 7/15/2027                              1,056,830
    1,430,000     Tobacco Settlement Financing Corp., NY, (Series A-1), 5.25% (Original Issue Yield: 4.00%),               1,475,617
                  6/1/2016
      400,000     Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series C-1), 5.25% (New York           403,924
                  State), 6/1/2013
                     TOTAL SPECIAL PURPOSE                                                                             $   3,865,535
                  TRANSPORTATION--14.8%
      435,000     Albany, NY, Parking Authority, (Series A), 5.00% (Original Issue Yield: 4.79%), 7/15/2008                  438,680
      220,000     Albany, NY, Parking Authority, Revenue Bonds (Series A), 5.625%, 7/15/2025                                 231,656
      280,000     Albany, NY, Parking Authority, Revenue Bonds (Series A), 5.625%, 7/15/2025                                 301,899
    1,300,000     Metropolitan Transportation Authority, NY, Revenue Bonds (Series B), 5.00%, 11/15/2031                   1,343,108
      655,000     New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund, Unrefunded Revenue Bond          675,436
                  (Series A), 5.125% (FGIC INS), 4/1/2011
    5,000,000     New York State Thruway Authority Second Generation Highway & Bridge Trust Fund, Revenue Bonds            5,308,700
                  (Series A), 5.00%, 4/1/2020
    1,000,000     New York State Thruway Authority, (Series 2000A), 6.25% (New York State Thruway Authority -              1,070,770
                  Dedicated Highway & Bridge Trust Fund)/(FSA INS), 4/1/2011
    2,000,000     Port Authority of New York and New Jersey, Revenue Bonds (132nd Series), 5.00% (GO of Authority          2,069,120
                  LOC)/(Original Issue Yield: 5.11%), 9/1/2026
    3,500,000     Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bond, 6.125% (CapMAC              4,143,160
                  Holdings, Inc.)/(CapMAC Holdings, Inc. LOC)/(Original Issue Yield: 6.20%), 1/1/2021
                     TOTAL TRANSPORTATION                                                                              $  15,582,529
                  WATER---2.0%
    1,000,000     New York City, NY, Municipal Water Finance Authority, (Series C), 5.125% (Original Issue Yield:          1,035,870
                  5.43%), 6/15/2033
    1,000,000     New York City, NY, Municipal Water Finance Authority, Fiscal 2004-C Revenue Bonds, 5.00% (AMBAC          1,032,510
                  INS), 6/15/2035
                     TOTAL WATER                                                                                       $   2,068,380
                     TOTAL NEW YORK                                                                                    $  93,942,413
                  PUERTO RICO--0.6%
                  GENERAL OBLIGATION--0.6%
      550,000     Commonwealth of Puerto Rico, GO UT, 7.00%, (MBIA INS), 7/1/2010                                            598,851
                  SOUTH CAROLINA--0.5%
                  SPECIAL PURPOSE--0.5%
      500,000     Tobacco Settlement Revenue Management Authority, SC, (Series B), 6.375% (Original Issue Yield:             565,695
                  6.48%), 5/15/2030
                  WISCONSIN--1.6%
                  SPECIAL PURPOSE--1.6%
    1,595,000     Badger, WI, Tobacco Asset Securitization Corp., Refunding Revenue Bonds, 6.125%, 6/1/2027                1,665,164
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $95,383,438)                                               $  97,168,014
                2 SHORT-TERM MUNICIPALS--6.9%
                  NEW YORK--6.9%
                  GENERAL OBLIGATION--2.4%
      900,000     New York City, NY, (1994 Series A-4) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.660%,                  900,000
                  8/1/2007
    1,100,000     New York City, NY, (1994 Series A-5) Daily VRDNs (KBC Bank N.V. LOC), 3.640%, 8/1/2007                   1,100,000
      525,000     New York City, NY, (1994 Series H-2) Daily VRDNs (MBIA Insurance Corp. INS)/(Commerzbank AG,               525,000
                  Frankfurt LOC)/(Wachovia Bank N.A. SA), 3.660%, 8/1/2007
                     TOTAL GENERAL OBLIGATION                                                                          $   2,525,000
                  WATER--4.5%
    3,000,000     New York City, NY Municipal Water Finance Authority, (Fiscal 1994 Series C) Daily VRDNs (FGIC            3,000,000
                  INS)/(FGIC Securities Purchase, Inc. LIQ), 3.640%, 8/1/2007
    1,750,000     New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit         1,750,000
                  Local LIQ), 3.660%, 8/1/2007
                     TOTAL WATER                                                                                           4,750,000
                     TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                                       7,275,000
                     TOTAL MUNICIPAL INVESTMENTS-99.2%                                                                 $ 104,443,014
                     (IDENTIFIED COST $102,658,438)3
                     OTHER ASSETS AND LIABILITIES-NET-0.8%                                                             $   1,103,692
                     TOTAL NET ASSETS-100%                                                                             $ 105,546,706

  1 At July 31, 2007, 2.4% of the total investments at market value were subject to the federal alternative minimum tax.
  2 Current rate and next reset date shown for Variable Rate Demand Notes.
  3 At July 31, 2007, the cost of investments for federal tax purposes was $102,623,365. The net unrealized appreciation of investments for federal tax purposes was $1,819,649. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,017,216 and net unrealized depreciation from investments for those securities having an excess of cost over value of $197,567.



Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the closing of trading on such exchanges. Options trade in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the options as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") maybe determined in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 CapMAC --Capital Municipal Assurance Corporation
 COL    --Collateralized
 FGIC   --Financial Guaranty Insurance Company
 FHA    --Federal Housing Administration
 FSA    --Financial Security Assurance
 GNMA   --Government National Mortgage Association
 GO     --General Obligation
 GTD    --Guaranteed
 HFA    --Housing Finance Authority
 IDA    --Industrial Development Authority
 INS    --Insured
 LIQ    --Liquidity Agreement
 LOC    --Letter of Credit
 SA     --Support Agreement
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes





MTB NEW YORK TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT
              1,2 SHORT-TERM MUNICIPALS-95.1%
                  NEW YORK-95.1%
  $ 1,405,000     Albany, NY IDA, (Series 2001C: Empire Commons North) Weekly VRDNs (University at Albany              $   1,405,000
                  Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. SA), 3.640%, 8/2/2007
    1,660,000     Dutchess County, NY IDA, (Series 1998-A) Weekly VRDNs (Marist College)/(Bank of New York LOC),           1,660,000
                  3.610%, 8/2/2007
    3,300,000     Hamburg, NY CSD, UT GO Notes, 4.00% TANs (State Aid Withholding LOC), 11/15/2007                         3,302,788
    4,055,000     Long Island Power Authority, NY, (Series 2003E) Weekly VRDNs (FSA LOC), 3.570%, 8/1/2007                 4,055,000
    2,000,000     Long Island Power Authority, NY, (Series A), 5.75% Bonds,(PRF 6/1/2008 @ 101), 12/2/2024                 2,054,651
    5,000,000     Nassau County, NY Sewer & Storm Water Finance Authority, 3.60% CP, (Bank of America, LOC),               5,000,000
                  Mandatory Tender 10/3/2007
    3,900,000     New York City, NY Housing Development Corp., (Series A) Weekly VRDNs, (JP Morgan LOC),  3.620%,          3,900,000
                  8/1/2007
    5,700,000     New York City, NY Housing Development Corp., Revenue Bonds (Series A) Weekly VRDNs (Urban                5,700,000
                  Horizons II LP)/(Citibank NA, New York LOC), 3.620%, 8/1/2007
    2,700,000     New York City, NY Municipal Water Finance Authority, (Fiscal 1993 Series C) Daily VRDNs (FGIC            2,700,000
                  INS)/(FGIC Securities Purchase, Inc. LIQ)/(DEPFA SPA), 3.640%, 8/1/2007
    1,800,000     New York City, NY Municipal Water Finance Authority, (Fiscal 1994 Series C) Daily VRDNs (FGIC            1,800,000
                  INS)/(FGIC Securities Purchase, Inc. LIQ)/(DEPFA SPA), 3.640%, 8/1/2007
    1,800,000     New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit         1,800,000
                  Local LIQ), 3.660%, 8/1/2007
    1,100,000     New York City, NY Municipal Water Finance Authority, (Series 2003 C-1) Daily VRDNs (State Street         1,100,000
                  Bank and Trust Co. LIQ), 3.660%, 8/1/2007
    1,800,000     New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova        1,800,000
                  Scotia, Toronto LIQ), 3.560%, 8/1/2007
    1,100,000     New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-        1,100,000
                  F) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 3.660%, 8/1/2007
    3,900,000     New York City, NY Weekly VRDNs, (JP Morgan LOC), 3.610%, 8/1/2007                                        3,900,000
    3,850,000     New York City, NY, (1994 Series A-4) Daily VRDNs (GTD by Bayerische Landesbank LOC), 3.650%,             3,850,000
                  8/1/2007
    1,500,000     New York City, NY, (1994 Series A-4) Daily VRDNs (Baden LOC), 3.660%, 8/1/2007                           1,500,000
    2,100,000     New York City, NY, (1994 Series A-5) Monthly VRDNs (KBC Bank N.V. LOC), 3.640%, 8/1/2007                 2,100,000
    4,200,000     New York City, NY, (1994 Series A-5) Monthly VRDNs (KBC Bank N.V. LOC), 3.640%, 8/1/2007                 4,200,000
    3,300,000     New York City, NY, (1994 Series H-2) Daily VRDNs (MBIA Insurance Corp. INS)/                             3,300,000
                  (Commerzbank AG, Frankfurt LOC)/(Wachovia Bank N.A. SA), 3.660%, 8/1/2007
    3,400,000     New York City, NY, (1995 Series B-4) Daily VRDNs (MBIA Insurance Corp. INS)/(GTD by Landesbank           3,400,000
                  Hessen-Thueringen SA), 3.640%, 8/1/2007
    2,300,000     New York City, NY, (1995 Series B-7) Daily VRDNs (AMBAC INS)/(JP Morgan SPA), 3.640%, 8/1/2007           2,300,000
    3,200,000     New York City, NY, (1995 Series F-2) Weekly VRDNs, (DEPFA Bank PLC LOC), 3.590%, 8/1/2007                3,200,000
    1,475,000     New York City, NY, (Fiscal 1995 Series F-4) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen            1,475,000
                  LOC), 3.560%, 8/1/2007
    4,670,000     New York City, NY, (Fiscal 2004 Series A-6) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg           4,670,000
                  LOC), 3.540%, 8/1/2007
    3,000,000     New York City, NY, (Fiscal 2006 Series H-2) Daily VRDNs (Dexia Credit Local LOC), 3.640%,                3,000,000
                  8/1/2007
    1,200,000     New York City, NY, (Series 1994H-4) Weekly VRDNs (AMBAC INS)/(Kredietbank NV SA), 3.600%,                1,200,000
                  8/1/2007
    1,550,000     New York State Dormitory Authority, 5.375% Bonds (FSA LOC)/(PRF 1/1/2008@102), 7/1/2024                  1,592,521
    2,300,000     New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, Revenue Bonds (Series        2,300,000
                  A) Daily VRDNs (General Electric Co.), 3.680%, 8/1/2007
    4,000,000     New York State Environmental Facilities Corp., 3.69% CP, (Bayerische LOC), 11/7/2007                     4,000,000
    4,000,000     New York State HFA, Service Contract Revenue Bonds (2003 Series B) Weekly VRDNs (BNP Paribas SA          4,000,000
                  LOC), 3.560%, 8/1/2007
    5,000,000     New York State Power Authority, (Baden Bayerische, Bank of New York, BNP Paribas, JP Morgan,             5,000,000
                  State Street, Wachovia, LOCs), 3.68% CP, Mandatory Tender 9/5/2007
    2,800,000     Ontario County, NY Industrial Development Agency, (Series 2003A) Weekly VRDNs (Frederick Ferris          2,800,000
                  Thompson Hospital)/(Key Bank, N.A. LOC), 3.630%, 8/1/2007
    2,900,000     Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 2)          2,900,000
                  Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.640%, 8/1/2007
    2,035,000     Seneca County, NY IDA, (Series 2000) Weekly VRDNs (Kidspeace National Centers of New York,               2,035,000
                  Inc.)/(Key Bank, N.A. LOC), 3.690%, 8/2/2007
    1,360,000     Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A.           1,360,000
                  LOC), 3.690%, 8/1/2007
    3,000,000     Suffolk County, NY, 4.00% TRANs, 8/16/2007                                                               3,000,624
    3,000,000     Sweet Home CSD NY, Tax Anticipation Note, 4.00% TANs, 11/5/2007                                          3,002,529
    4,500,000     Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2001C) Weekly VRDNs              4,500,000
                  (Bayerische Landesbank LIQ)/(AMBAC LOC), 3.560%, 8/1/2007
                     TOTAL SHORT-TERM MUNICIPALS                                                                       $ 111,963,113
                     TOTAL INVESTMENTS-95.1%                                                                           $ 111,963,113
                      (AT AMORTIZED COST)3
                     OTHER ASSETS AND LIABILITIES-NET-4.9%                                                             $   5,741,195
                     TOTAL NET ASSETS---100%                                                                           $ 117,704,308

  1 At July 31, 2007, 7.1% of the total investments at market value were subject to the federal alternative minimum tax.
  2 Current rate and next reset date shown for Variable Rate Demand Notes.
  3 Also represents cost for federal tax purposes.



Note:       The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 CP    --Commercial Paper
 CSD   --Central School District
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 IDA   --Industrial Development Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 LP    --Limited Partnership
 PRF   --Pre-refunded
 SA    --Support Agreement
 TANs  --Tax Anticipation Notes
 TRANs --Tax and Revenue Anticipation Notes
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes






MTB PENNSYLVANIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT
                1 MUNICIPAL BONDS-98.4%
                  PENNSYLVANIA-96.5%
  $               DEVELOPMENT-12.4%
    4,775,000     Bucks County, PA IDA, Revenue Bonds, 10.00%, (ETM) 5/15/2019                                         $   7,273,710
      500,000     Pennsylvania State IDA, EDRBs, 5.50% (AMBAC INS), 7/1/2013                                                 539,480
    1,000,000     Philadelphia, PA IDA, (Series B), 5.25% (FSA INS), 10/1/2010                                             1,042,070
    2,000,000     Philadelphia, PA IDA, (Series B), 5.25% (FSA INS)/(Original Issue Yield: 5.45%), 10/1/2030               2,080,020
    1,000,000     Philadelphia, PA IDA, Revenue Bonds, 5.25% (Please Touch Museum), 9/1/2026                               1,037,990
    1,500,000     Philadelphia, PA Redevelopment Authority, Revenue Bonds, 5.00% (FGIC LOC), 4/15/2027                     1,553,715
    3,000,000     Pittsburgh, PA Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series             3,109,080
                  1999), 5.25% (AMBAC INS), 2/1/2017
                     TOTAL DEVELOPMENT                                                                                 $  16,636,065
                  EDUCATION-3.2%
    1,655,000     Berks County, PA Vocational Technical School Authority, Revenue Bonds (Series 2005), 5.00% (Berks        1,760,854
                  Career & Technology Center)/(MBIA Insurance Corp. INS), 6/1/2014
       30,000     Charleroi, PA Area School District, (Series C), 6.00% (FGIC INS)/(Original Issue Yield: 6.046%),            31,352
                  10/1/2017
    1,300,000     Charleroi, PA Area School District, (Series C), 6.00% (United States Government PRF 10/1/2009 @          1,360,112
                  100)/(FGIC INS)/(Original Issue Yield: 6.046%), 10/1/2017
    1,000,000     York County, PA School Technology Authority, Lease Revenue Bonds, 5.50% (FGIC INS), 2/15/2021            1,081,220
                     TOTAL EDUCATION                                                                                   $   4,233,538
                  FACILITIES--4.0%
    2,410,000     Pennsylvania Convention Center Authority, Revenue Bonds, 6.00% (FGIC INS)/(Original Issue Yield:         2,798,299
                  6.80%), 9/1/2019
    2,500,000     Pittsburgh, PA Public Parking Authority, Revenue Bonds (Series A), 5.00% (FGIC INS), 12/1/2025           2,609,750
                     TOTAL FACILITIES                                                                                  $   5,408,049
                  GENERAL--4.9%
    3,095,000     Westmoreland County, PA Municipal Authority, Revenue Bonds, 5.25% (State and Local Government PRF        3,368,196
                  8/15/2015 @ 100), 8/15/2025
    3,000,000     Westmoreland County, PA Municipal Authority, Revenue Bonds, 5.25% (State and Local Government PRF        3,264,810
                  8/15/2015 @ 100)/(FSA INS), 8/15/2027
                     TOTAL GENERAL                                                                                     $   6,633,006
                  GENERAL OBLIGATION--5.0%
    1,000,000     Allegheny County, PA, GO, (Series C-52), 5.25% (United States Government PRF 5/1/2011 @                  1,050,350
                  100)/(FGIC INS)/(Original Issue Yield: 5.50%), 11/1/2021
    1,000,000     Butler County, PA IDA, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 6.00%), 7/15/2011                  1,080,570
    1,000,000     Lancaster County, PA, (Series A), 5.60% (United States Government PRF 5/15/2010 @ 100)/                  1,047,100
                  (FGIC INS)/(Original Issue Yield: 5.65%), 5/1/2012
    1,215,000     Mercer County, PA, GO UT, 5.50% (FGIC INS), 10/1/2019                                                    1,285,907
    1,155,000     Mercer County, PA, GO UT, 5.50% (FGIC INS), 10/1/2018                                                    1,222,406
    1,000,000     Philadelphia, PA, GO UT, 5.25% (FSA INS), 9/15/2015                                                      1,045,420
                     TOTAL GENERAL OBLIGATION                                                                          $   6,731,753
                  HEALTH CARE-19.3%
      370,000     Allegheny County, PA HDA, (Series A) Revenue Bonds, 4.20% (Jefferson Regional Medical Center,              368,572
                  PA)/(Original Issue Yield: 4.25%), 5/1/2011
      290,000     Allegheny County, PA HDA, (Series A) Revenue Bonds, 4.25% (Jefferson Regional Medical Center,              288,567
                  PA)/(Original Issue Yield: 4.30%), 5/1/2012
      415,000     Allegheny County, PA HDA, (Series A) Revenue Bonds, 4.40% (Jefferson Regional Medical Center,              405,804
                  PA)/(Original Issue Yield: 4.45%), 2/1/2016
      275,000     Bucks County, PA IDA, Revenue Bonds (Series A), 5.30% (Ann's Choice, Inc.)/(Original Issue Yield:          278,792
                  5.45%), 1/1/2014
      240,000     Bucks County, PA IDA, Revenue Bonds (Series A), 5.40% (Ann's Choice, Inc.)/(Original Issue Yield:          244,346
                  5.55%), 1/1/2015
    1,000,000     Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue            1,101,350
                  Yield: 6.12%), 10/1/2027
      330,000     Bucks County, PA IDA, Revenue Bonds (Series A), 5.20% (Ann's Choice, Inc.)/(Original Issue Yield:          332,851
                  5.30%), 1/1/2013
    1,985,000     Chester County, PA HEFA, Refunding Revenue Bonds, 5.625%, (Chester County Hospital, PA)/(MBIA            1,997,486
                  Insurance Corp. INS)/(Original Issue Yield: 5.85%), 7/1/2009
    1,675,000     Chester County, PA HEFA, Refunding Revenue Bonds, 5.625% (Chester County Hospital, PA)/(MBIA             1,685,536
                  Insurance Corp. INS)/(Original Issue Yield: 5.90%), 7/1/2010
    2,000,000     Chester County, PA HEFA, Revenue Bonds, (Series B), 5.375% (Jefferson Health System)/(Original           2,033,760
                  Issue Yield: 5.63%), 5/15/2027
    1,200,000     Delaware County, PA Authority, Dunwoody Village, 6.25% (State and Local Government PRF 4/1/2010 @        1,269,600
                  100) (Original Issue Yield: 6.45%), 4/1/2030
    1,270,000     Lancaster County, PA Hospital Authority, (Series B) Revenue Bonds, 5.00% (Lancaster General              1,294,714
                  Hospital), 3/15/2023
    1,160,000     Lancaster County, PA Hospital Authority, Revenue Bonds, 5.00% (Masonic Homes), 11/1/2021                 1,181,425
    3,000,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (United         3,259,440
                  States Government PRF 12/1/2009 @ 102)/(Original Issue Yield: 7.40%), 12/1/2019
    1,275,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Refunding Bonds,             1,291,345
                  5.50% (Holy Redeemer Health Care)/(AMBAC INS), 10/1/2008
    1,850,000     Montgomery County, PA IDA, Revenue Bonds, 5.25% (Adult Communities Total Services,                       1,863,449
                  Inc.)/(Original Issue Yield: 5.48%), 11/15/2028
    1,500,000     Montgomery County, PA IDA, Revenue Bonds, 6.125% (Whitemarsh Continuing Care Retirement                  1,564,935
                  Community)/(Original Issue Yield: 6.25%), 2/1/2028
    2,685,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds (Series A),            2,853,860
                  5.00%, (Wissahickon Hospice Healthcare) 8/15/2014
      520,000     Philadelphia, PA IDA, Refunding Revenue Bonds, 4.75% (Simpson House)/(Original Issue Yield:                518,118
                  4.84%), 8/15/2008
    2,000,000     Scranton-Lackawanna, PA Health & Welfare Authority, Refunding Revenue Bonds, 5.625% (Mercy Health        2,042,540
                  Care Systems)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 1/1/2016
                     TOTAL HEALTH CARE                                                                                 $  25,876,490
                  HIGHER EDUCATION-20.1%
    1,545,000     Bucks County, PA IDA, Revenue Bonds (Series A), 4.875% (School Lane Charter School), 3/15/2027           1,511,489
    2,250,000     Chester County, PA HEFA, Revenue Bonds, 5.625% (Immaculata College)/(Radian Asset Assurance INS),        2,325,757
                  10/15/2027
    3,170,000     Delaware County, PA Authority, Revenue Bonds, 4.50% (Eastern University)/(Radian Asset Assurance         2,934,184
                  LOC)/(Original Issue Yield: 4.57%), 10/1/2027
    1,420,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series FF1),          1,500,457
                  5.00% (Dickinson College)/(CIFG INS, 5/1/2019
    1,490,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series FF1),          1,570,296
                  5.00% (Dickinson College)/(CIFG INS), 5/1/2020
    1,940,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.50% (St.            2,047,825
                  Joseph's University)/(Radian Asset Assurance INS), 12/15/2015
    1,345,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.00%                 1,417,065
                  (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 3.65%), 12/1/2013
    2,000,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25%                 2,177,200
                  (University of Pennsylvania), 9/1/2015
    2,600,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.60% (Radian         2,642,666
                  Asset Assurance INS)/(Gwynedd Mercy Collegy), 11/1/2022
      550,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (York College of            575,267
                  Pennsylvania)/(FGIC INS), 11/1/2020
    1,335,000     Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2017                                            1,420,974
    1,280,000     Philadelphia, PA Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC                  1,362,253
                  INS)/(Community College of Philadelphia), 5/1/2014
    1,350,000     Philadelphia, PA Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC                  1,436,751
                  INS)/(Community College of Philadelphia), 5/1/2015
    1,790,000     State Public School Building Authority, PA, Revenue Bonds, 5.00% (Montgomery County, PA Community        1,874,739
                  College)/(AMBAC INS), 5/1/2021
    1,000,000     Swarthmore Boro Authority PA, Refunding Revenue Bonds, 5.25% (Swarthmore College)/(Original Issue        1,053,310
                  Yield: 4.65%), 9/15/2020
    1,000,000     Union County, PA Higher Educational Facilities Financing Authority, (Series A) Refunding Revenue         1,057,830
                  Bonds, 5.25% (Bucknell University), 4/1/2020
                     TOTAL HIGHER EDUCATION                                                                            $  26,908,063
                  POLLUTION--0.6%
      750,000     Bucks County, PA IDA, Environmental Improvement Revenue Bonds (Series 1995)/(USX Corp.), 5.40%,            786,900
                  11/1/2017, Mandatory Tender, 11/1/2001 @ 101.5
                  SCHOOL DISTRICT-13.7%
    1,210,000     Belle Vernon, PA Area School District, GO UT, 6.00% (United States Treasury PRF 4/1/2009 @               1,253,814
                  100)/(FGIC INS)/(Original Issue Yield: 6.09%), 4/1/2021
    2,000,000     Cumberland Valley, PA School District, GO UT, 5.00% (Original Issue Yield: 3.69%), 11/15/2016            2,139,500
    1,275,000     Eastern York, PA School District, GO UT Bonds (Series A), 5.00% (FSA LOC), 9/1/2024                      1,340,994
    1,000,000     Haverford Twp, PA School District, GO UT Bonds, 5.50% (FSA LOC), 3/15/2019                               1,120,980
    2,650,000     Hempfield, PA School District, GO UT, (Series B), 5.00% (FGIC INS), 10/15/2018                           2,798,877
    1,375,000     Jenkintown, PA School District, GO UT Bonds (Series A), 5.00% (FGIC LOC), 5/15/2028                      1,415,576
    1,765,000     North Allegheny, PA School District, GO UT, 5.50% (FGIC INS), 11/1/2010                                  1,858,298
    2,500,000     Perkiomen Valley School District, PA, GO UT, 5.00% (State and Local Government PRF 4/1/2013 @            2,643,675
                  100)/(FSA INS) 4/1/2028
    2,000,000     Tredyffrin-Easttown, PA School District, GO UT Refunding Bonds, 5.00%, 2/15/2015                         2,141,520
    1,515,000     West Chester, PA Area School District, GO UT Bonds, 5.00% (State and Local Government PRF                1,590,917
                  4/15/2012 @ 100)/(GTD by State Aid Withholding), 4/15/2016
                     TOTAL SCHOOL DISTRICT                                                                             $  18,304,151
                  TRANSPORTATION-13.3%
    2,500,000     Allegheny County, PA Port Authority, Refunding Revenue Bonds, 6.00% (United States Government PRF        2,609,750
                  3/1/2009 @ 101)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.125%), 3/1/2024
    1,500,000     Delaware River Joint Toll Bridge Commission, Revenue Bonds - Refunding Bonds/Notes, Highway              1,579,290
                  Imps., 5.25%, 7/1/2018
    1,135,000     Delaware River Joint Toll Bridge Commission, Revenue Bonds - Refunding Bonds/Notes, Highway              1,217,390
                  Imps., 5.25% (United States Government PRF 7/1/2013 @ 100), 7/1/2018
    3,410,000     Delaware River Port Authorty, Revnue Bonds (Series A), 5.50% (Port District Project)/(FSA LOC),          3,626,433
                  1/1/2016
    5,500,000     Pennsylvania State Turnpike Commission, (Series S), 5.625% (FGIC INS), 6/1/2013                          5,883,130
    2,355,000     Scranton, PA Packaging Authority, Refunding Revenue Bonds, 5.00% (FGIC INS), 9/15/2033                   2,427,063
      500,000     Southeastern, PA Transportation Authority, (Series A) Revenue Bonds, 5.25% (FGIC INS), 3/1/2013            515,500
                     TOTAL TRANSPORTATION                                                                              $  17,858,556
                     TOTAL PENNSYLVANIA                                                                                $ 129,376,571
                  PUERTO RICO-1.9%
                  POWER-1.9%
    2,500,000     Puerto Rico Electric Power Authority, Revenue Bonds (Series PP), 5.00% (FGIC INS), 7/1/2022          $   2,625,025
                     TOTAL MUNICIPAL BONDS                                                                             $ 132,001,596
                     (IDENTIFIED COST $129,870,577)
                2 MUTUAL FUND--0.5%
      643,151     Pennsylvania Municipal Cash Trust, Class Institutional Shares, 3.24%3                                $     643,151
                  (AT NET ASSET VALUE)
                     TOTAL MUNICIPAL INVESTMENTS --- 98.9%                                                             $ 132,644,747
                     (IDENTIFIED COST $130,513,728)4
                     OTHER ASSETS AND LIABILITIES --- NET --- 1.1%                                                     $   1,449,210
                     TOTAL NET ASSETS --- 100%                                                                         $ 134,093,957

  1 At July 31, 2007, the Fund held no securities subject to the federal alternative minimum tax.
  2 Affiliated company.
  3 7-Day net yield.
  4 At July 31, 2007, the cost of investments for federal tax purposes was $130,403,067.  The net unrealized appreciation of investments for federal tax purposes was $2,241,680.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,189,581 and net unrealized depreciation from investments for those securities having an excess of cost over value of $947,901.

    Note: The categories of investments are shown as a percentage of total net assets July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}future contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the options as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.




    The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 CIFG   --CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
 EDRBs  --Economic Development Revenue Bonds
 ETM    --Escrowed to Maturity
 FGIC   --Financial Guaranty Insurance Company
 FSA    --Financial Security Assurance
 GO     --General Obligation
 GTD    --Guaranteed
 HDA    --Hospital Development Authority
 HEFA   --Health and Education Facilities Authority
 IDA    --Industrial Development Authority
 INS    --Insured
 LOC(s) --Letter(s) of Credit
 UT     --Unlimited Tax





MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT
              1,2 SHORT-TERM MUNICIPALS --92.0%
                  PENNSYLVANIA--92.0%
  $ 1,000,000     Allegheny County Sanitation Authority, Revenue Bonds, 6.00% Bonds (MBIA Insurance Corp. INS)/(PRF     $  1,027,660
                  12/1/2007@102), 12/1/2019
    1,500,000     Allegheny County, PA, HDA, (Series A), 6.00% Bonds (MBIA Insurance Corp. LOC)/(PRF 9/1/2007@100),        1,502,976
                  9/1/2010
    1,000,000     Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie           1,000,000
                  Mellon University)/(Landesbank Hessen-Thueringen (GTD) SA), 3.680%, 8/1/2007
      500,000     Allentown, PA, Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/                       500,000
                  (Wachovia Bank N.A. LOC), 3.680%, 8/1/2007
      500,000     Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs, (Atlantic Richfield-GTD)/(BP PLC              500,000
                  GTD), 3.640%, 8/1/2007
    1,200,000     Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New         1,200,000
                  York LOC), 3.650%, 8/1/2007
      600,000     Chester County, PA, IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/                       600,000
                  (Wachovia Bank N.A. LOC), 3.680%, 8/1/2007
      860,000     Cumberland County, PA, Municipal Authority, (Series 2003-B) Weekly VRDNs (Presbyterian Homes,              860,000
                  Inc.)/(KBC Bank N.V. LOC), 3.610%, 8/2/2007
      900,000     Delaware County, PA, IDA, Refunding Revenue Bonds Weekly VRDNs (General Electric Capital Corp.),           900,000
                  3.610%, 8/1/2007
      800,000     Delaware County, PA, PCR, (Series 2001 A), 3.68% CP (Exelon Generation Co. LLC)/                           800,000
                  (Wachovia Bank N.A. LOC), Mandatory Tender 10/5/2007
    1,200,000     Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (Bayerische LOC), 3.640%, 8/1/2007          1,200,000
      400,000     Emmaus, PA, General Authority, (Series G) Weekly VRDNs (Goldman Sachs & Co. LOC), 3.660%, 8/1/2007         400,000
      800,000     Erie County, PA, Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC           800,000
                  INS)/(National City Bank SPA), 3.680%, 8/1/2007
    1,000,000     Indiana County, PA, IDA, Revenue Bonds Daily VRDNs, (BNP Paribas LOC), 3.710%, 8/1/2007                  1,000,000
      410,000     Mercer County, PA, IDA, Revenue Bonds Weekly VRDNs (Solar Atmospheres of Western PA)/(Fleet                410,000
                  National Bank LOC), 3.620%, 8/1/2007
    1,000,000     Montgomery County, PA, IDA, 3.68% CP (BNP Paribas LOC), Mandatory Tender 11/8/2007                       1,000,000
      500,000     Northampton County, PA, IDA Weekly VRDNs (Bank of America LOC), 3.610%, 8/2/2007                           500,000
    1,000,000     Pennsylvania State Turnpike Commission, (Series Q) Daily VRDNs, (West Deutsche Landesbank                1,000,000
                  Gironzentrale, LIQ/Bayerische Landesbank, LIQ/Landesbank Baden Wurttemburgh, LIQ), 3.680%,
                  8/1/2007
      600,000     Pennsylvania State University, (Series 2002) Weekly VRDNs (West Deutsche Landesbank LIQ), 3.610%,          600,000
                  8/2/2007
      600,000     Pennsylvania State University, (Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(GO of              600,000
                  University LOC), 3.610%, 8/2/2007
    1,300,000     Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder                   1,300,000
                  Services)/(PNC Bank, N.A. LOC), 3.680%, 8/1/2007
    2,800,000     Philadelphia, PA, Gas Works, (Series A-2) Weekly VRDNs (Bank of Nova Scotia and JPMorgan Chase           2,800,000
                  Bank, N.A. LOCs), 3.650%, 8/2/2007
      500,000     Philadelphia, PA, School District, (Series A), 4.50% TRANs (Bank of America N.A. LOC), 6/27/2008           503,412
      335,000     Philadelphia, PA, Water & Wastewater System, (Series B) Weekly VRDNs (KBC Bank N.V. LIQ)/(AMBAC            335,000
                  LOC), 3.610%, 8/1/2007
      800,000     University of Pittsburgh, (Series 2000A) Weekly VRDNs (GO of University LOC), (Depfa, SPA),                800,000
                  3.620%, 8/1/2007
      500,000     University of Pittsburgh, (Series 2000A) Weekly VRDNs, (Depfa, SPA), 3.620%, 8/1/2007                      500,000
                     TOTAL INVESTMENTS-92.0%                                                                              22,639,048
                      (AT AMORTIZED COST)3
                     OTHER ASSETS AND LIABILITIES-NET-8.0%                                                                 1,969,792
                     TOTAL NET ASSETS-100%                                                                              $ 24,608,840

  1 At July 31, 2007, 6.2% of the total investments at market value were subject to the federal alternative minimum tax.
  2 Current rate and next reset date shown for Variable Rate Demand Notes.
  3 Also represents cost for federal tax purposes.



Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 CP     --Commercial Paper
 GO     --General Obligation
 GTD    --Guaranteed
 HDA    --Hospital Development Authority
 IDA    --Industrial Development Authority
 INS    --Insured
 LIQ    --Liquidity Agreement
 LOC(s) --Letter(s) of  Credit
 PCR    --Pollution Control Revenue
 PRF    --Pre-refunded
 SA     --Support Agreement
 TRANs  --Tax and Revenue Anticipation Notes
 VRDNs  --Variable Rate Demand Notes







MTB PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                 1 COMMERCIAL PAPER-63.2%
                   ASSET-BACKED--18.2%
  $  6,000,000 2,3 Apreco, Inc., 5.260%, 8/13/2007                                                                     $   5,989,480
     7,000,000     CAFCO LLC, 5.260%, 9/13/2007                                                                            6,956,020
     6,000,000 2,3 CRC Funding LLC, 5.255%, 9/5/2007                                                                       5,969,346
    13,000,000     Falcon Asset Securitization Company LLC, 5.270%, 8/22/2007                                             12,960,036
    14,000,000     FCAR Auto Loan Trust Series I Yrs. 3&4, 5.250%, 10/24/2007                                             13,828,500
    13,500,000     Sigma Finance, Inc., 5.175%, 12/12/2007                                                                13,241,897
                      TOTAL ASSET-BACKED                                                                               $  58,945,279
                   AUTOMOBILES-1.5%
     5,000,000     American Honda Finance Corp., 5.240%, 8/9/2007                                                          4,994,178
                   COMMERCIAL BANKS--4.0%
    13,000,000     Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.170%, 11/5/2007              12,820,773
                   CONSUMER FINANCE --8.6%
    15,000,000     American General Finance Corp., 5.200% - 5.250%, 8/21/2007 - 9/17/2007                                 14,925,272
    13,000,000     HSBC Finance Corp., 5.210%, 10/1/2007                                                                  12,885,235
                      TOTAL CONSUMER FINANCE                                                                           $  27,810,507
                   DIVERSIFIED FINANCIAL SERVICES --4.6%
    15,000,000     Citigroup Funding, Inc., 5.240%, 9/7/2007                                                              14,919,217
                   FINANCIAL SERVICES --4.0%
    13,000,000     Dexia Delaware LLC, 5.210%, 8/8/2007                                                                   12,986,830
                   FOOD & BEVERAGES --4.0%
    13,000,000     Nestle Capital Corp., 5.200%, 10/19/2007                                                               12,851,655
                   INSURANCE--9.4%
    16,000,000     AIG Funding, Inc., 5.100%, 8/15/2007                                                                   15,968,267
    14,500,000     Prudential Funding LLC, 5.240%, 8/28/2007                                                              14,443,015
                      TOTAL INSURANCE                                                                                  $  30,411,282
                   OIL & GAS PRODUCTS -4.3%
    14,000,000     Chevron Corp., 5.220%, 8/1/2007                                                                        14,000,000
                   PERSONAL CREDIT CARD --4.6%
    15,000,000     American Express Credit Corp., 5.180%, 12/12/2007                                                      14,712,942
                      TOTAL COMMERCIAL PAPER                                                                           $ 204,452,663
                   GOVERNMENT AGENCIES--6.2%
                   DIVERSIFIED FINANCIAL SERVICES--6.2%
    20,000,000     Federal Home Loan Bank System, 5.090%, 8/1/2007                                                     $  20,000,000
                 4 NOTES - VARIABLE-24.6%
                   AUTOMOBILES -4.5%
    14,500,000     Toyota Motor Credit Corp., 5.300%, 10/25/2007                                                          14,500,000
                   CAPITAL MARKETS --3.1%
    10,000,000     Morgan Stanley, 5.360%, 8/1/2007                                                                       10,000,000
                   COMMERCIAL BANKS -8.6%
    14,000,000     Bank of America N.A., 5.320%, 8/28/2007                                                                14,003,372
    14,000,000     Wells Fargo Bank, N.A., 5.270%, 8/24/2007                                                              14,000,000
                      TOTAL COMMERCIAL BANKS                                                                           $  28,003,372
                   DIVERSIFIED FINANCIAL SERVICES--8.4%
    12,000,000     CIT Group, Inc., 5.430%, 8/24/2007                                                                     12,000,703
    15,000,000     General Electric Capital Corp., 5.265%, 8/6/2007                                                       15,000,000
                      TOTAL DIVERSIFIED FINANCIAL SERVICES                                                             $  27,000,703
                      TOTAL NOTES - VARIABLE                                                                           $  79,504,075
                   REPURCHASE AGREEMENT--6.2%
    20,015,000     Interest in $20,015,000 repurchase agreement 4.670%, dated 7/31/2007 under which State Street       $  20,015,000
                   Corp. will repurchase a U.S. Treasury security with a maturity of 11/15/2013 for $20,017,596 on
                   8/1/2007. The market value of the underlying security at the end of the period was $20,417,915.
                      TOTAL INVESTMENTS-100.2%                                                                         $ 323,971,738
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES-NET-(0.2)%                                                          $   (702,594)
                      TOTAL NET ASSETS---100%                                                                          $ 323,269,144

  1 Discount rate at time of purchase.
  2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $11,958,826, which represented 3.7% of total net assets.
  3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of
    Trustees. At July 31, 2007, these liquid restricted securities amounted to $11,958,826, which represented 3.7% of total net assets.
  4 Floating rate note with current rate and next reset date shown.
  5 Also represents cost for federal tax purposes.



Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronym is used throughout this portfolio:

 GTD --Guaranteed






MTB SHORT DURATION GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL            DESCRIPTION                                                            VALUE
    AMOUNT OR SHARES
                         COLLATERALIZED MORTGAGE OBLIGATIONS-58.8%
                         FEDERAL HOME LOAN MORTGAGE CORPORATION.--22.5%
  $        5,029,247     (Series 2617-GW), 3.500%, 6/15/2016                            $   4,938,728
           2,838,218     (Series 2677-LM), 4.000%, 4/15/2013                                2,816,343
           2,613,382     (Series 2764-QB), 4.000%, 1/15/2022                                2,591,298
           3,032,611     (Series R001-AE), 4.375%, 4/15/2015                                2,976,566
          10,000,000     (Series 2866-WN), 4.500%, 1/15/2024                                9,927,577
           5,000,000     (Series 3081-CB), 5.000%, 5/15/2021                                4,951,671
           5,000,000     (Series 3074-BG), 5.000%, 9/15/2033                                4,991,460
           2,785,498     (Series 3047-OA), 5.500%, 9/15/2022                                2,786,623
           7,242,301     (Series 3062-LU), 5.500%, 10/15/2016                               7,321,715
             296,409     (Series 1604-I), 6.000%, 11/15/2008                                  296,143
              31,461     (Series 1618-J), 6.000%, 11/15/2008                                   31,391
              80,323     (Series 1625-H), 6.000%, 12/15/2008                                   80,343
             289,573     (Series 1638-E), 6.250%, 4/15/2023                                   289,745
                            TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                $  43,999,603
                         FEDERAL NATIONAL MORTGAGE ASSOCIATION--12.7%
           2,624,996     (Series 2003-84-PW), 3.000%, 6/25/2022                             2,596,001
           1,908,028     (Series 2003-83-PB), 3.500%, 9/25/2016                             1,879,193
           2,518,371     (Series 2004-70-BC), 4.500%, 1/25/2016                             2,497,164
          11,829,352     (Series 2004-55-LA), 4.500%, 6/25/2021                            11,520,907
           2,575,616     (Series 2004-100-HA), 5.000%, 1/25/2023                            2,565,472
           2,000,000     (Series 2002-94-MC), 5.000%, 8/25/2015                             1,998,006
           1,712,478     (Series 2001-45-VE), 6.000%, 2/25/2020                             1,708,243
              76,570     (Series 1992-43-E), 7.500%, 4/25/2022                                 77,655
                            TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                 $  24,842,641
                         GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--23.6%
           1,086,481     (Series 2004-26-HJ), 4.000%, 6/16/2027                             1,071,169
             216,468     (Series 2003-7-ON), 4.000%, 1/16/2028                                214,917
           3,197,799     (Series 0370C-MW), 4.000%, 7/20/2033                               3,132,963
             263,958     (Series 0386D-BJ), 4.250%, 7/20/2027                                 261,913
           3,535,782     (Series 2004-62-PA), 4.500%, 6/20/2028                             3,502,340
           1,333,199     (Series 2003-101-BE), 4.500%, 2/20/2029                            1,315,981
           3,606,226     (Series 2004-65-PA), 4.500%, 9/20/2032                             3,514,846
           4,258,994     (Series 0476B-VE), 5.000%, 9/17/2015                               4,213,376
           5,811,982     (Series 0520-VA), 5.000%, 6/16/2016                                5,725,286
           2,665,214     (Series 2004-38-NA), 5.000%, 12/20/2027                            2,656,250
           7,523,047     (Series 2005-44-PC), 5.000%, 12/20/2033                            7,427,984
           7,937,708     (Series 2003-10-PV), 5.500%, 1/20/2014                             8,036,651
           1,731,086     (Series 0454A-LA), 5.500%, 9/20/2025                               1,728,058
           3,511,663     (Series 2004-39-XF), 5.570%, 8/16/2007                             3,505,081
                            TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION              $  46,306,815
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                   $ 115,149,059
                            (IDENTIFIED COST $116,114,430)
                       1 COMMERCIAL PAPER--9.2%
                         DIVERSIFIED FINANCIAL SERVICES--4.6%
           9,000,000     Citigroup Funding, Inc., 5.300%, 8/7/2007                          8,992,050
                         INSURANCE--4.6%
           9,000,000     Prudential Funding LLC, 5.300%, 8/1/2007                           9,000,000
                            TOTAL COMMERCIAL PAPER                                      $  17,992,050
                            (AT AMORTIZED COST)
                         GOVERNMENT AGENCIES-14.9%
                         FEDERAL AGRICULTURAL MORTGAGE ASSOCIATION--2.5%
           5,000,000     4.625%, 10/12/2010                                                 4,932,243
                         FEDERAL FARM CREDIT SYSTEM--1.5%
           3,000,000     3.900%, 6/16/2008                                                  2,967,168
                         FEDERAL HOME LOAN BANK SYSTEM--4.1%
           5,000,000     4.540%, 8/1/2007                                                   4,999,305
           3,000,000     5.125%, 11/21/2008                                                 2,996,260
                            TOTAL FEDERAL HOME LOAN BANK SYSTEM                         $   7,995,565
                         FEDERAL HOME LOAN MORTGAGE CORPORATION--3.5%
           7,000,000     3.100%, 5/27/2008                                                  6,885,791
                         FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.3%
           7,285,000     3.714%, 2/17/2009                                                  6,378,018
                            TOTAL GOVERNMENT AGENCIES                                   $  29,158,785
                            (IDENTIFIED COST $30,019,175)
                         MORTGAGE-BACKED SECURITIES--3.4%
                         FEDERAL HOME LOAN MORTGAGE CORPORATION.--3.3%
           6,424,774     3.500%, 1/1/2009                                                   6,263,474
             114,706     9.000%, 4/1/2016                                                     115,475
                            TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                $   6,378,949
                         FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
             115,318     9.000%, 6/1/2022                                                     120,180
                         GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.1%
              27,268     8.000%, 5/15/2008                                                     27,262
              12,592     8.500%, 2/15/2017                                                     13,099
              62,271     8.500%, 7/15/2021                                                     65,675
              13,564     8.500%, 7/15/2021                                                     14,263
              21,997     8.500%, 1/15/2023                                                     23,177
                            TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION              $     143,476
                            TOTAL MORTGAGE-BACKED SECURITIES                            $   6,642,605
                            (IDENTIFIED COST $6,871,987)
                         U.S. TREASURY--13.1%
                         U.S. TREASURY NOTES--13.1%
           5,147,680     3.625%, 1/15/2008 (Treasury Inflation Protected Securities)        5,130,387
          11,409,570     3.875%, 1/15/2009 (Treasury Inflation Protected Securities)       11,561,103
           4,000,000     4.875%, 5/15/2009                                                  4,021,875
           5,000,000     5.125%, 6/30/2008                                                  5,009,766
                            TOTAL U.S. TREASURY                                         $  25,723,131
                            (IDENTIFIED COST $25,734,641)
                         MUTUAL FUND--0.2%
             335,198     SSgA Money Market Fund, 4.97%2 (AT NET ASSET VALUE)            $     335,198
                            TOTAL INVESTMENTS --- 99.6%                                 $ 195,000,828
                            (IDENTIFIED COST $197,067,481)3
                            OTHER ASSETS AND LIABILITIES --- NET --- 0.4%               $     783,201
                            TOTAL NET ASSETS --- 100%                                   $ 195,784,029

  1 Discount rate at time of purchase.
  2 7-Day net yield.
  3 At July 31, 2007, the cost of investments for federal tax purposes was $197,067,481.  The net unrealized depreciation of investments for federal tax purposes was $2,066,653.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $413,032 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,479,685.


    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

 Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle} in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.




MTB SHORT-TERM CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL         DESCRIPTION   VALUE
  AMOUNT OR SHARES

                  ADJUSTABLE RATE MORTGAGES--0.0%
                  THRIFTS & MORTGAGE FINANCE--0.0%
  $        78     FNMA ARM 399251, 7.065%, 9/01/2027                                                                    $         78
                  (IDENTIFIED COST $78)
                  ASSET-BACKED SECURITIES-3.5%
                  AUTOMOBILES-3.5%
    2,000,000 1,2 Capital Auto Receivables Asset Trust 2006-SN1A, Class A3, 5.31%, 10/20/2009 (IDENTIFIED COST             2,000,007
                  $1,999,827)
                  COLLATERALIZED MORTGAGE OBLIGATIONS-16.2%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.2%
      308,838     (Series 1920), Class H, 7.00%, 1/15/2012                                                                   316,277
      880,425     (Series 2578), Class WG, 4.50%, 8/15/2015                                                                  875,613
      198,101     (Series 2628C), Class QH, 4.00%, 12/15/2021                                                                196,912
    1,947,536     (Series 2643), Class LB, 4.50%, 7/15/2016                                                                1,932,723
    1,553,306     (Series 2716), Class UA, 4.50%, 7/15/2020                                                                1,526,376
    1,053,811     (Series 2798), Class J, 4.50%, 4/15/2017                                                                 1,042,101
                     TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                          5,890,002
                  WHOLE LOAN CMO-6.0%
    1,951,521     GSR Mortgage Loan Trust 2006-2F, Class 2A15, 5.75%, 2/25/2036                                            1,946,407
    1,000,000     Goldman Sachs Mortgage Securities Corp. II 2007-GG10, Class A2, 5.77%, 8/10/2047                         1,014,055
      491,399     Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.75%, 11/25/2018                           481,660
                     TOTAL WHOLE LOAN CMO                                                                                  3,442,122
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                             9,332,124
                     (IDENTIFIED COST $9,321,285)
                  CORPORATE BONDS--73.2%
                  AEROSPACE & DEFENSE-3.4%
    1,000,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                               989,412
    1,000,000     Raytheon Co., Note, 6.75%, 8/15/2007                                                                     1,000,354
                     TOTAL AEROSPACE & DEFENSE                                                                             1,989,766
                  AIR FREIGHT & LOGISTICS--1.7%
    1,000,000     FedEx Corp., Unsecd. Note, 3.50%, 4/1/2009                                                                 969,927
                  AUTOMOBILES--2.8%
    1,000,000     DaimlerChrysler North America Holding Corp., Note, 4.75%, 1/15/2008                                        995,883
      600,000     DaimlerChrysler North America Holding Corp., (Series MTND), 5.84%, 9/10/2007                               600,194
                     TOTAL AUTOMOBILES                                                                                     1,596,077
                  BANKS - 4.0%
      240,000     BankBoston Capital Trust III, Company Guarantee, 6.10%, 6/15/2027                                          240,128
    1,000,000     Deutsche Bank Financial, Inc., Bank Guarantee, 7.50%, 4/25/2009                                          1,035,636
    1,000,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                           1,048,457
                     TOTAL BANKS                                                                                           2,324,221
                  CABLE- T.V. - 1.8%
    1,000,000     Continental Cablevision, Deb., 9.00%, 9/1/2008                                                           1,040,007
                  CAPITAL MARKETS-12.0%
    1,000,000     Bank of New York Co., Inc., Sr. Sub. Note, 7.30%, 12/1/2009                                              1,042,989
    1,000,000     Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009                                                   959,995
    1,000,000     Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008                                          1,010,590
    1,000,000     Goldman Sachs Group, Inc., 3.875%, 1/15/2009                                                               980,475
    1,000,000     Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008                                                     992,665
    1,000,000     Merrill Lynch & Co Inc., 4.125%, 1/15/2009                                                                 982,013
    1,000,000     Morgan Stanley, Note, 4.00%, 1/15/2010                                                                     962,486
                     TOTAL CAPITAL MARKETS                                                                                 6,931,213
                  COMMERCIAL BANKS-3.5%
    1,000,000     Citicorp, Sub. Note, 7.25%, 9/1/2008                                                                     1,023,379
    1,000,000     Wachovia Corp., Sub. Note, 6.25%, 8/4/2008                                                               1,010,192
                     TOTAL COMMERCIAL BANKS                                                                                2,033,571
                  CONSUMER FINANCE--6.8%
    1,000,000     American General Finance Corp., Note, (Series MTNH), 2.75%, 6/15/2008                                      978,507
    1,000,000     Ford Motor Credit Co., Unsecd. Note, 6.625%, 6/16/2008                                                     987,687
    1,000,000     GMAC LLC, Floating Rate Note - Sr. Note, 6.61%, 5/15/2009                                                  967,508
    1,000,000     SLM Corp., Note, (Series MTN), 3.625%, 3/17/2008                                                           985,766
                     TOTAL CONSUMER FINANCE                                                                                3,919,468
                  DIVERSIFIED FINANCIAL SERVICES--3.5%
    1,000,000     General Electric Capital Corp., Note, 3.50%, 5/1/2008                                                      987,113
    1,000,000     J.P. Morgan Chase & Co., Sub. Note, 6.75%, 8/15/2008                                                     1,013,497
                     TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                  2,000,610
                  DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
    1,000,000     AT&T Corp., Global Bond, 6.00%, 3/15/2009                                                                1,012,271
      500,000     SBC Communications, Inc., Unsecd. Note, 4.125%, 9/15/2009                                                  487,741
                     TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                          1,500,012
                  ELECTRIC UTILITIES--1.7%
    1,000,000     Carolina Power & Light Co., Sr. Note, 5.95%, 3/1/2009                                                    1,012,452
                  FINANCE-COMMERCIAL - 1.7%
    1,000,000     Caterpillar Financial Services Corp., Unsecd. Note, (Series F), 4.50%, 9/1/2008                            991,518
                  FINANCE-LEASING CO. - 1.0%
      550,000     Boeing Capital Corp., 7.375%, 9/27/2010                                                                    586,378
                  FINANCE-MTG LOAN/BANKER - 1.7%
    1,000,000     Residential Capital Corp., Note, 6.125%, 11/21/2008                                                        960,920
                  HOTELS, RESTAURANTS & LEISURE--1.8%
    1,000,000     Tricon Global Restaurants, Inc., Sr. Note, 7.65%, 5/15/2008                                              1,017,086
                  MEDIA -- 3.5%
    1,000,000 1,2 Cox Enterprises, Inc., Unsecd. Note, 4.375%, 5/1/2008                                                      991,969
    1,000,000     Time Warner, Inc., Floating Rate Note, 5.59%, 11/13/2009                                                 1,002,358
                     TOTAL MEDIA                                                                                           1,994,327
                  MULTI-UTILITIES--2.6%
      500,000     CenterPoint Energy, Inc., Sr. Note, (Series B), 7.25%, 9/1/2010                                            524,695
    1,000,000     Dominion Resources, Inc., Note, 4.125%, 2/15/2008                                                          992,613
                     TOTAL MULTI-UTILITIES                                                                                 1,517,308
                  MULTILINE RETAIL--1.7%
    1,000,000     Target Corp., 3.375%, 3/1/2008                                                                             989,761
                  OIL, GAS & CONSUMABLE FUELS - 4.3%
      500,000     Anadarko Petroleum Corp., Floating Rate Note, 5.76%, 9/15/2009                                             500,499
    1,000,000     Ocean Energy, Inc., Company Guarantee, 4.375%, 10/1/2007                                                   997,706
    1,000,000     Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009                                                         972,853
                     TOTAL OIL, GAS & CONSUMABLE FUELS                                                                     2,471,058
                  OIL EXPLORATION & PRODUCTION - 1.3%
      750,000     Pemex Project Funding Master, Company Guarantee, (Series WI), 8.85%, 9/15/2007                             750,450
                  REAL ESTATE INVESTMENT TRUSTS--1.7%
    1,000,000     iStar Financial, Inc., 5.75%, 3/3/2008                                                                   1,001,080
                  ROAD & RAIL - 5.3%
    1,000,000     Burlington Resources Finance, Company Guarantee, 6.68%, 2/15/2011                                        1,041,049
    1,000,000     Norfolk Southern Corp., 6.20%, 4/15/2009                                                                 1,012,152
    1,000,000     Union Pacific Corp., Note, 3.875%, 2/15/2009                                                               981,101
                     TOTAL ROAD & RAIL                                                                                     3,034,302
                  UTILITIES-ELECTRIC--1.4%
      750,000     Nisource Fin Corp., GTD, Note, 7.875%, 11/15/2010                                                          805,450
                  WIRELESS TELECOMMUNICATION SERVICES--1.4%
      800,000     Sprint Nextel Corp., Floating Rate Note, 5.76%, 6/28/2010                                                  799,405
                     TOTAL CORPORATE BONDS                                                                                42,236,367
                     (IDENTIFIED COST $42,463,070)
                3 NOTES - VARIABLE -1.7%
                  AEROSPACE & DEFENSE--1.7%
    1,000,000     United Technologies Corp. Note, 5.430%, 9/4/2007                                                         1,000,456
                  (IDENTIFIED COST $1,000,000)
                  U.S. TREASURY--2.6%
                  U.S. TREASURY NOTES--2.6%
      200,000     3.375%, 2/15/2008                                                                                          198,359
      150,000     3.625%, 1/15/2010                                                                                          146,953
       50,000     4.000%, 3/15/2010                                                                                           49,383
    1,000,000     4.875%, 5/31/2009                                                                                        1,005,625
      119,457     TIPS (Series A-2011), 3.500%, 1/15/2011                                                                    123,489
                     TOTAL U.S. TREASURY                                                                                   1,523,809
                     (IDENTIFIED COST $1,518,561)
                  MUTUAL FUND--0.0%
          212     SSgA Money Market Fund, 4.97%4 (AT NET ASSET VALUE)                                                            212
                  REPURCHASE AGREEMENT--1.8%
  $ 1,053,565     Interest in $1,053,565 repurchase agreement 5.27%, dated 7/31/2007 under which Credit Suisse First       1,053,565
                  Boston LLC will repurchase a U.S. Government Agency security maturing on 3/29/2022 for $1,053,719 on 8/1/2007.  The market value of the underlying security at the end of the period was $1,075,391.
                  (AT COST)
                     TOTAL INVESTMENTS - 99.0%                                                                            57,146,618
                     (IDENTIFIED COST $57,356,598)5
                     OTHER ASSETS AND LIABILITIES - NET - 1.0%                                                               588,815
                     TOTAL NET ASSETS -- 100%                                                                           $ 57,735,433

  1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At July 31, 2007, these restricted securities amounted to $3,981,388, which represented 6.9% of total net assets.
  2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of
    Trustees (the "Trustees").  At July 31, 2007, these liquid restricted securities amounted to $3,981,388, which represented 6.9%
    of total net assets.
  3 Current rate and next reset date shown for Variable Rate Demand Notes.
  4 7-Day net yield.
  5 At July 31, 2007, the cost of investments for federal tax purposes was $57,356,598. The net unrealized depreciation of investments for federal tax purposes was $209,980. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $125,181 and net unrealized depreciation from investments for those securities having an excess of cost over value of $335,161.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.


Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronyms are used throughout this portfolio:

 ARM  --Adjustable Rate Mortgage
 FNMA --Federal National Mortgage Association
 GTD  --Guaranteed
 MTN  --Medium Term Note
 TIPS --Treasury Inflation Protected Notes






MTB SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES  DESCRIPTION   VALUE

               COMMON STOCKS--99.2%
               AEROSPACE & DEFENSE--2.1%
    44,800   1 BE Aerospace, Inc.                                          $   1,817,088
    29,500   1 Ladish Co., Inc.                                                1,430,455
    48,200   1 Limco-Piedmont, Inc.                                              585,630
                  TOTAL AEROSPACE & DEFENSE                                $   3,833,173
               AIR FREIGHT & LOGISTICS--0.7%
    39,000   1 Hub Group, Inc.                                                 1,326,780
               AIRLINES--0.6%
    60,000   1 Delta Air Lines, Inc.                                           1,069,200
               BIOTECHNOLOGY--3.5%
    31,000   1 Alkermes, Inc.                                                    441,440
    70,000   1 ArQule, Inc.                                                      397,600
    27,000   1 BioMarin Pharmaceutical, Inc.                                     487,620
    42,500   1 Cepheid, Inc.                                                     626,875
    25,000   1 Cubist Pharmaceuticals, Inc.                                      576,500
    14,100   1 Digene Corp.                                                      863,625
    30,000   1 LifeCell Corp.                                                    920,700
    60,000   1 Medarex, Inc.                                                     849,600
    12,500   1 Myriad Genetics, Inc.                                             467,250
    16,000   1 OSI Pharmaceuticals, Inc.                                         515,840
     7,000   1 United Therapeutics Corp.                                         485,520
                  TOTAL BIOTECHNOLOGY                                      $   6,632,570
               CAPITAL MARKETS--2.4%
     7,500   1 Affiliated Managers Group                                         847,500
    25,000   1 Investment Technology Group, Inc.                                 999,000
    22,500     Oppenheimer Holdings, Inc.                                      1,227,600
    26,535   1 Stifel Financial Corp.                                          1,466,590
                  TOTAL CAPITAL MARKETS                                    $   4,540,690
               CHEMICALS--1.3%
    34,000     Agrium, Inc.                                                    1,425,280
    50,000     KMG Chemicals, Inc.                                             1,037,500
                  TOTAL CHEMICALS                                          $   2,462,780
               COMMERCIAL SERVICES & SUPPLIES--0.8%
   129,500     CECO Environmental Corp.                                        1,486,660
               COMMUNICATIONS EQUIPMENT--5.6%
    56,000     Adtran, Inc.                                                    1,461,040
    83,000   1 China Grentech Corp. Ltd., ADR                                    755,300
    20,000   1 CommScope, Inc.                                                 1,088,600
    33,000   1 Dycom Industries, Inc.                                            922,350
    12,000   1 F5 Networks, Inc.                                               1,040,280
    80,000   1 Foundry Networks, Inc.                                          1,407,200
    67,000   1 JDS Uniphase Corp.                                                960,110
   106,500   1 KVH Industries, Inc.                                              939,330
    34,000   1 Netgear, Inc.                                                     940,440
   142,500   1 Sonus Networks, Inc.                                              974,700
                  TOTAL COMMUNICATIONS EQUIPMENT                           $  10,489,350
               COMPUTERS & PERIPHERALS--2.3%
    52,000   1 EMC Corp. Mass                                                    962,520
    34,000   1 Electronics for Imaging, Inc.                                     892,840
    45,000     Logitech International SA                                       1,201,500
    44,000   1 Network Appliance, Inc.                                         1,246,960
                  TOTAL COMPUTERS & PERIPHERALS                            $   4,303,820
               CONSTRUCTION & ENGINEERING--6.4%
    37,000   1 Aecom Technology Corp.                                            960,150
    35,800     Chicago Bridge & Iron Co., N.V.                                 1,453,480
    36,000   1 Emcor Group, Inc.                                               1,292,400
    22,000   1 Foster Wheeler Ltd.                                             2,472,580
    45,500   1 Integrated Electrical Services, Inc.                            1,212,120
    54,000   1 KBR, Inc.                                                       1,732,860
    99,200   1 Quanta Services, Inc.                                           2,820,256
                  TOTAL CONSTRUCTION & ENGINEERING                         $  11,943,846
               DIVERSIFIED CONSUMER SERVICES--1.8%
    36,000   1 Capella Education Co.                                           1,609,560
    40,500     Sothebys Holdings, Inc., Class A                                1,731,375
                  TOTAL DIVERSIFIED CONSUMER SERVICES                      $   3,340,935
               DIVERSIFIED FINANCIAL SERVICES -- 9.5%
    13,000   1 InterContinentalExchange, Inc.                                  1,964,690
    40,000   1 Interactive Brokers Group, Inc., Class A                          971,200
    30,000   1 NASDAQ Stock Market, Inc.                                         923,100
   115,000     iShares Russell 2000 Growth Index Fund                          9,426,550
    58,700     iShares Russell 2000 Index Fund                                 4,525,770
                  TOTAL DIVERSIFIED FINANCIAL SERVICES                     $  17,811,310
               DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
   150,000   1 Gilat Satellite Networks                                        1,326,000
               ELECTRICAL EQUIPMENT--3.1%
    33,500     Belden, Inc.                                                    1,835,130
    10,500   1 First Solar, Inc.                                               1,181,985
    26,200     Hubbell, Inc., Class B                                          1,510,430
    20,200   1 Powell Industries, Inc.                                           678,922
    11,000     Regal Beloit Corp.                                                557,920
                  TOTAL ELECTRICAL EQUIPMENT                               $   5,764,387
               ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
    57,000     Au Optronics Corp., Class ADR                                     964,440
    50,000   1 Insight Enterprises, Inc.                                       1,128,000
    51,500   1 Universal Display Corp.                                           773,530
   109,600   1 Zygo Corp.                                                      1,317,392
                  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 $   4,183,362
               ENERGY EQUIPMENT & SERVICES--4.5%
    86,500   1 Cal Dive International, Inc.                                    1,316,530
    86,800   1 ENGlobal Corp.                                                    914,872
    15,500     ENSCO International, Inc.                                         946,585
    20,500   1 Grant Prideco, Inc.                                             1,150,050
    40,000   1 Matrix Services Co.                                               923,600
    25,000   1 Superior Energy Services, Inc.                                  1,008,000
    10,000     Tidewater, Inc.                                                   684,200
    50,000   1 Willbros. Group, Inc.                                           1,576,000
                  TOTAL ENERGY EQUIPMENT & SERVICES                        $   8,519,837
               FOOD PRODUCTS--0.6%
   128,000   1 Darling International, Inc.                                     1,073,920
               HEALTH CARE EQUIPMENT & SUPPLIES--6.3%
    59,000   1 AngioDynamics, Inc.                                             1,107,430
    15,500   1 Arthrocare Corp.                                                  784,610
    43,000   1 Cantel Medical Corp.                                              622,640
    74,000   1 Cytyc Corp.                                                     3,115,400
    20,000   1 DJ Orthopedics, Inc.                                              949,600
    17,500   1 Immucor, Inc.                                                     545,300
    10,000   1 Inverness Medical Innovations, Inc.                               484,100
    20,500   1 Kyphon, Inc.                                                    1,345,210
    16,500   1 ResMed, Inc.                                                      709,170
    47,500   1 Sirona Dental Systems, Inc.                                     1,679,600
    10,000     West Pharmaceutical Services, Inc.                                462,800
                  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   $  11,805,860
               HEALTH CARE PROVIDERS & SERVICES--2.9%
    52,000   1 Cross Country Healthcare, Inc.                                    851,240
    17,500   1 Pediatrix Medical Group                                           944,300
    90,000   1 Psychiatric Solutions, Inc.                                     3,068,100
    18,500   1 inVentiv Health, Inc.                                             656,380
                  TOTAL HEALTH CARE PROVIDERS & SERVICES                   $   5,520,020
               HEALTH CARE TECHNOLOGY--3.4%
   107,500   1 Allscripts Healthcare Solutions, Inc.                           2,445,625
    34,500   1 Cerner Corp.                                                    1,824,015
    48,800     IMS Health, Inc.                                                1,372,744
    41,500   1 Vital Images, Inc.                                                808,835
                  TOTAL HEALTH CARE TECHNOLOGY                             $   6,451,219
               HOTELS, RESTAURANTS & LEISURE--1.9%
   100,000   1 Great Wolf Resorts, Inc.                                        1,326,000
    45,900   1 Monarch Casino & Resort, Inc.                                   1,298,511
    31,000     Tim Horton's, Inc.                                                956,970
                  TOTAL HOTELS, RESTAURANTS & LEISURE                      $   3,581,481
               HOUSEHOLD DURABLES--0.4%
    20,000   1 Jarden Corp.                                                      722,600
               IT SERVICES--1.0%
    45,500     Broadridge Financial Solutions                                    800,345
    13,000   1 Cognizant Technology Solutions Corp.                            1,052,740
                  TOTAL IT SERVICES                                        $   1,853,085
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
   150,000   1 Dynegy, Inc.                                                    1,336,500
               INDUSTRIAL CONGLOMERATES--1.3%
    28,500   1 McDermott International, Inc.                                   2,363,790
               INSURANCE--2.2%
    32,000     HCC Insurance Holdings, Inc.                                      936,960
    21,000     Hanover Insurance Group, Inc.                                     921,690
    31,200     Platinum Underwriters Holdings Ltd.                             1,035,840
    25,000   1  ProAssurance Corp.                                             1,234,500
                  TOTAL INSURANCE                                          $   4,128,990
               INTERNET & CATALOG RETAIL--1.0%
    30,000   1 Priceline.com, Inc.                                             1,914,000
               INTERNET SOFTWARE & SERVICES--1.5%
    30,000   1 Akamai Technologies, Inc.                                       1,018,800
    28,500   1 ValueClick, Inc.                                                  609,330
    61,000   1 Websense, Inc.                                                  1,217,560
                  TOTAL INTERNET SOFTWARE & SERVICES                       $   2,845,690
               LIFE SCIENCES TOOLS & SERVICES--1.3%
    15,500   1 Illumina, Inc.                                                    706,335
    50,000   1 Luminex Corp.                                                     597,000
    11,000   1  Parexel International Corp.                                      444,730
    20,000     Pharmaceutical Product Development, Inc.                          670,000
                  TOTAL LIFE SCIENCES TOOLS & SERVICES                     $   2,418,065
               MACHINERY--2.5%
    23,500   1 AGCO Corp.                                                        903,105
    18,500     Harsco Corp.                                                      974,210
    44,500   1 MFRI, Inc.                                                      1,232,873
    39,000     Wabtec Corp.                                                    1,592,760
                  TOTAL MACHINERY                                          $   4,702,948
               MARINE--1.2%
    18,000   1 Genco Shipping & Trading Ltd.                                   1,013,940
    45,000     Horizon Lines, Inc., Class A                                    1,298,700
                  TOTAL MARINE                                             $   2,312,640
               MEDIA--1.2%
    71,000     Belo (A.H.) Corp., Series A                                     1,270,900
   102,000   1 Mediacom Communications Corp.                                     924,120
                  TOTAL MEDIA                                              $   2,195,020
               METALS & MINING--2.8%
    16,500   1 Haynes International, Inc.                                      1,481,865
   100,000     IAMGOLD Corp.                                                     829,000
    69,000   1 Silver Wheaton Corp.                                              945,990
    17,500   1 Titanium Metals Corp.                                             584,850
   147,000   1 U.S. Gold Corp.                                                   857,010
    41,500   1 Yamana Gold, Inc.                                                 459,405
                  TOTAL METALS & MINING                                    $   5,158,120
               MULTILINE RETAIL--0.5%
    24,000   1 Dollar Tree Stores, Inc.                                          918,240
               OIL, GAS & CONSUMABLE FUELS--1.7%
    29,100   1 Alpha Natural Resources, Inc.                                     519,435
    24,500     Frontier Oil Corp.                                                948,885
    16,500   1 Southwestern Energy Co.                                           670,395
    28,000   1 USEC, Inc.                                                        470,120
    10,000   1 Ultra Petroleum Corp.                                             552,900
                  TOTAL OIL, GAS & CONSUMABLE FUELS                        $   3,161,735
               PERSONAL PRODUCTS--0.6%
    25,000     Herbalife Ltd.                                                  1,024,500
               PHARMACEUTICALS--1.6%
    26,700   1 Bradley Pharmaceuticals, Inc.                                     428,268
    19,000   1 MGI PHARMA, Inc.                                                  475,570
    25,000     Medicis Pharmaceutical Corp., Class A                             713,250
    50,000     Perrigo Co.                                                       932,500
    30,000     Valeant Pharmaceuticals International                             470,700
                  TOTAL PHARMACEUTICALS                                    $   3,020,288
               REAL ESTATE INVESTMENT TRUSTS--0.2%
    24,000     CapitalSource Inc.                                                456,000
               ROAD & RAIL--0.5%
    25,000   1 Kansas City Southern Industries, Inc.                             862,750
               SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.3%
    46,000     Maxim Integrated Products, Inc.                                 1,458,200
    91,000   1 ON Semiconductor Corp.                                          1,075,620
   256,000   1 PMC-Sierra, Inc.                                                1,950,720
    66,500   1 Silicon Motion Technology Corp., ADR                            1,216,950
    35,500   1 Tessera Technologies, Inc.                                      1,460,115
    84,500   1 Trident Microsystems, Inc.                                      1,285,245
    12,500   1 Varian Semiconductor Equipment Associates, Inc.                   587,500
    50,000   1 Zoran Corp.                                                       942,500
                  TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                 $   9,976,850
               SOFTWARE--4.1%
    76,000   1 Activision, Inc.                                                1,300,360
    59,000   1 Ansys, Inc.                                                     1,536,360
   125,000   1 Lawson Software Inc.                                            1,191,250
    75,000   1 Opsware, Inc.                                                   1,057,500
    65,500   1 THQ, Inc.                                                       1,883,780
   175,000   1 TeleCommunication Systems, Inc., Class A                          754,250
                  TOTAL SOFTWARE                                           $   7,723,500
               SPECIALTY RETAIL--4.0%
    23,000   1 Aeropostale, Inc.                                                 875,840
    38,000     American Eagle Outfitters, Inc.                                   921,880
    40,000     Big 5 Sporting Goods Corp.                                        854,800
    68,000   1 Cache, Inc.                                                     1,159,400
    24,000   1 GameStop Corp.                                                    968,400
    20,000     Mens Wearhouse, Inc.                                              988,000
    29,000   1 Payless ShoeSource, Inc.                                          771,980
    43,500     Reitmans Ltd.                                                     989,229
                  TOTAL SPECIALTY RETAIL                                   $   7,529,529
               TEXTILES, APPAREL & LUXURY GOODS--0.5%
    32,000   1 Perry Ellis International, Inc.                                   960,320
               TRADING COMPANIES & DISTRIBUTORS--0.5%
    32,500   1 Houston Wire & Cable Co.                                          837,525
                  TOTAL COMMON STOCKS                                      $ 185,889,885
                  (IDENTIFIED COST $184,489,873)
               WARRANTS - 0.0%
   488,542   1 Calypte Biomedical Corp., Warrants                                  8,295
    87,000   1 On Track Innovations Ltd., Warrants                                27,067
                  TOTAL WARRANTS                                           $      35,362
                  (IDENTIFIED COST $0)
               MUTUAL FUNDS--4.3%
         2   2 MTB Money Market Fund, A2 Shares, 4.85%3                                2
 7,972,159   2 MTB Prime Money Market Fund, Corporate Shares, 4.94%3           7,972,159
         1     SSgA Money Market Fund, 4.97%3                                          1
                  TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                  $   7,972,162
                  TOTAL INVESTMENTS - 103.5%                               $ 193,897,409
                  (IDENTIFIED COST $192,462,035)4
                  OTHER ASSETS AND LIABILITIES - NET - (3.5)%              $ (6,565,504)
                  TOTAL NET ASSETS - 100%                                  $ 187,331,905

  1 Non-income producing security.
  2 Affiliated company.
  3 7-Day net yield.
  4 At July 31, 2007, the cost of investments for federal tax purposes was $192,462,035.  The net unrealized appreciation of investments for federal tax purposes was $1,435,374.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,736,024 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,300,650.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






MTB SMALL CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

 SHARES      DESCRIPTION                                                                         VALUE
             COMMON STOCKS -- 98.8%
             AEROSPACE & DEFENSE -- 3.6%
  36,014   1 BE Aerospace, Inc.                                                           $  1,460,728
  85,200   1 DHB Industries, Inc.                                                              447,300
  19,985   1 Ladish Co., Inc.                                                                  969,073
  24,100   1 Taser International, Inc.                                                         368,007
                 TOTAL AEROSPACE & DEFENSE                                                $  3,245,108
             AIR FREIGHT & LOGISTICS - 0.8%
  12,700     Ryder Systems, Inc.                                                               690,499
             AUTO COMPONENTS - 2.2%
  21,800     American Axle & Manufacturing Holdings, Inc.                                      527,560
  18,377   1 Amerigon, Inc.                                                                    295,318
  29,000     ArvinMeritor, Inc.                                                                575,070
   2,500     BorgWarner, Inc.                                                                  216,125
   7,400     Polaris Industries, Inc.                                                          365,264
                 TOTAL AUTO COMPONENTS                                                    $  1,979,337
             BANKS - 1.4%
  18,500     Chemical Financial Corp.                                                          402,930
  13,100     FirstMerit Corp.                                                                  240,123
  16,400     Irwin Financial Corp.                                                             192,208
  30,400     National Penn Bancshares, Inc.                                                    449,312
                 TOTAL BANKS                                                              $  1,284,573
             BIOTECHNOLOGY -- 1.0%
  40,917   1 Keryx Biopharmaceuticals, Inc.                                                    351,886
  19,420   1 Theravance, Inc.                                                                  519,873
                 TOTAL BIOTECHNOLOGY                                                      $    871,759
             BUILDING PRODUCTS - 0.5%
  11,100   1 Griffon Corp.                                                                     195,027
   6,700     Universal Forest Products, Inc.                                                   265,052
                 TOTAL BUILDING PRODUCTS                                                  $    460,079
             CAPACITORS - 0.4%
  47,100     Kemet Corp.                                                                       331,584
             CAPITAL MARKETS - 1.9%
  11,583   1 Affiliated Managers Group, Inc.                                                 1,308,879
   6,259   1 GFI Group, Inc.                                                                   466,421
                 TOTAL CAPITAL MARKETS                                                    $  1,775,300
             CHEMICALS - 2.9%
  14,000     Fuller (H.B.) Co.                                                                 386,820
  13,500     Georgia Gulf Corp.                                                                218,565
   9,500     Lubrizol Corp.                                                                    595,270
  29,500     Olin Corporation                                                                  615,665
   4,000   1 OM Group, Inc.                                                                    193,760
  25,400     Sensient Technologies Corp.                                                       645,160
                 TOTAL CHEMICALS                                                          $  2,655,240
             COMMERCIAL BANKS - 3.4%
  11,492     Citizens Banking Corp., Michigan                                                  185,021
  13,200     City Holding Co.                                                                  433,620
   2,272     Community Bancorp Nev.                                                             53,188
  10,500     First Charter Corp.                                                               193,515
   9,000     Greater Bay Bancorp                                                               241,920
  13,200     Independent Bank Corp. Michigan                                                   159,984
  24,700     NBT Bancorp, Inc.                                                                 446,823
  37,000     Old National Bancorp                                                              532,800
   8,400     Provident Bankshares Corp.                                                        241,080
   8,000     United Bankshares, Inc. W VA                                                      222,800
  18,800     WESBANCO, Inc.                                                                    414,540
                 TOTAL COMMERCIAL BANKS                                                   $  3,125,291
             COMMERCIAL SERVICES & SUPPLIES - 3.9%
  25,226     ExlService Holdings, Inc.                                                         426,572
   6,883   1 Huron Consulting Group, Inc.                                                      467,562
  43,900     Ikon Office Solutions, Inc.                                                       608,454
  10,926   1 Kenexa Corp.                                                                      390,932
   6,129     Strayer Education, Inc.                                                           928,727
  13,400     Tennant Co.                                                                       516,570
   5,126   1 Vertrue, Inc.                                                                     253,276
                 TOTAL COMMERCIAL SERVICES & SUPPLIES                                     $  3,592,093
             COMMUNICATIONS EQUIPMENT - 1.5%
   8,700     Black Box Corp.                                                                   350,175
  41,212     Comtech Group, Inc.                                                               586,035
   7,180   1 CommScope, Inc.                                                                   390,807
                 TOTAL COMMUNICATIONS EQUIPMENT                                           $  1,327,017
             COMPUTERS & INTEGRATED SYSTEMS - 0.4%
  22,000   1 Brocade Communications Systems, Inc.                                              154,880
   5,615   1 Riverbed Technology, Inc.                                                         247,958
                 TOTAL COMPUTERS & INTEGRATED SYSTEMS                                     $    402,838
             COMPUTERS & PERIPHERALS - 0.5%
 174,900   1 Quantum Corp.                                                                     494,967
             CONSULTING SERVICES - 2.4%
  11,950     Advisory Board Co.                                                                615,306
  17,031     FTI Consulting, Inc.                                                              698,782
  44,678     Perficient, Inc.                                                                  883,284
                 TOTAL CONSULTING SERVICES                                                $  2,197,372
             CONSUMER FINANCE - 0.5%
  18,900     Advanta Corp., Class B                                                            484,974
             DIVERSIFIED FINANCIAL SERVICES - 0.5%
   5,710     iShares Russell 2000 Growth Index Fund                                            468,049
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
   8,845   1 CBeyond, Inc.                                                                     312,848
             ELECTRICAL EQUIPMENT - 1.2%
   6,800     Regal Beloit Corp.                                                                344,896
  14,800     Smith A O Corp.                                                                   718,540
                 TOTAL ELECTRICAL EQUIPMENT                                               $  1,063,436
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
 115,500   1 Conexant Systems, Inc.                                                            151,305
  21,700     CTS Corporation                                                                   276,458
  36,200     Methode Electronics, Inc., Class A                                                585,354
                 TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 $  1,013,117
             ENERGY EQUIPMENT & SERVICES - 1.9%
  32,760     Evergreen Solar, Inc.                                                             272,891
  11,940   1 Itron, Inc.                                                                       948,394
   8,211   1 W-H Energy Services, Inc.                                                         526,161
                 TOTAL ENERGY EQUIPMENT & SERVICES                                        $  1,747,446
             FOOD & STAPLES RETAILING - 1.1%
  11,300     Nash Finch Co.                                                                    455,051
  19,900     Ruddick Corp.                                                                     553,220
                 TOTAL FOOD & STAPLES RETAILING                                           $  1,008,271
             FOOD PRODUCTS - 0.7%
  16,900     Chiquita Brands International                                                     296,764
  32,670   1 Sunopta, Inc.                                                                     368,191
                 TOTAL FOOD PRODUCTS                                                      $    664,955
             GAS UTILITIES - 1.4%
   9,700     NICOR, Inc.                                                                       382,277
  11,900     ONEOK, Inc.                                                                       603,925
   8,600     UniSource Energy Corp.                                                            261,698
                 TOTAL GAS UTILITIES                                                      $  1,247,900
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
  48,420   1 Conceptus, Inc.                                                                   784,404
  19,268   1 Micrus Corp.                                                                      453,183
                 TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   $  1,237,587
             HEALTH CARE PROVIDERS & SERVICES - 4.3%
  17,795   1 Abaxis, Inc.                                                                      323,869
  15,900   1 Apria Healthcare Group, Inc.                                                      416,898
  14,290     GEO Group, Inc.                                                                   395,261
  18,253     Iris International, Inc.                                                          290,405
   9,300     Kindred Healthcare, Inc.                                                          249,054
  35,056   1 Psychiatric Solutions, Inc.                                                     1,195,059
  25,268   1 Radiation Therapy Services, Inc.                                                  714,074
  22,840     Skilled HealthCare Group, Inc.                                                    317,248
                 TOTAL HEALTH CARE PROVIDERS & SERVICES                                   $  3,901,868
             HOTELS, RESTAURANTS & LEISURE - 1.3%
  43,940   1 Pinnacle Entertainment, Inc.                                                    1,164,849
             HOUSEHOLD DURABLES - 1.7%
  18,900     American Greetings Corp., Class A                                                 467,397
  22,100     Furniture Brands International, Inc.                                              243,542
   2,400     M/I Schottenstein Homes, Inc.                                                      58,920
   5,300     Ryland Group, Inc.                                                                176,225
  23,500     Tupperware Corp.                                                                  611,235
                 TOTAL HOUSEHOLD DURABLES                                                 $  1,557,319
             IT SERVICES - 1.6%
   8,400   1 Ciber, Inc.                                                                        63,756
  12,680     Radvision Ltd.                                                                    216,701
  15,124   1 Verifone Holdings, Inc.                                                           550,665
  21,501     Visual Sciences, Inc.                                                             365,732
   9,971   1 Vocus, Inc.                                                                       280,085
                 TOTAL IT SERVICES                                                        $  1,476,939
             IMPORT/EXPORT - 0.1%
  27,003     Castle Brands, Inc.                                                               129,614
             INSURANCE - 3.5%
  18,600     Commerce Group, Inc.                                                              534,378
  21,700     Harleysville Group, Inc.                                                          607,817
  28,500     Horace Mann Educators Corp.                                                       508,155
   5,100     LandAmerica Financial Group, Inc.                                                 390,609
  13,700     Presidential Life Corp.                                                           223,447
   7,300     StanCorp Financial Group, Inc.                                                    342,808
  14,200     Zenith National Insurance Corp.                                                   573,112
                 TOTAL INSURANCE                                                          $  3,180,326
             INTERNET & CATALOG RETAIL - 0.9%
   5,980   1 Blue Nile, Inc.                                                                   452,148
  17,950     GSI Commerce, Inc.                                                                399,567
                 TOTAL INTERNET & CATALOG RETAIL                                          $    851,715
             INTERNET SOFTWARE & SERVICES - 4.5%
  35,558   1 DealerTrack Holdings, Inc.                                                      1,282,221
   6,909   1 Equinix, Inc.                                                                     600,461
  36,895   1 Authorize.Net Holdings, Inc.                                                      639,390
  54,700   1 Online Resources Corp.                                                            597,871
   7,260     Priceline.com, Inc.                                                               463,188
  33,696   1 Switch & Data Facilities Co., Inc.                                                532,397
                 TOTAL INTERNET SOFTWARE & SERVICES                                       $  4,115,528
             LEISURE & RECREATION PRODUCT - 0.4%
  11,000   1 DTS, Inc.                                                                         230,560
  15,800     Nautilus, Inc.                                                                    155,472
                 TOTAL LEISURE & RECREATION PRODUCT                                       $    386,032
             MACHINERY - 2.6%
  15,800     Albany International Corp., Class A                                               592,184
   2,400     Cascade Corp.                                                                     162,696
  25,000     Gerber Scientific, Inc.                                                           259,500
   6,800     Lufkin Industries, Inc.                                                           402,628
  14,200     Muellar Industry, Inc.                                                            523,696
  12,500     Timken Co.                                                                        417,500
                 TOTAL MACHINERY                                                          $  2,358,204
             MEDIA - 2.2%
  18,700     Belo (A.H.) Corp., Series A                                                       334,730
  47,300     Journal Communications, Inc.                                                      500,907
  18,300     Sinclair Broadcast Group, Inc.                                                    238,632
  47,377   1 Time Warner, Inc.                                                                 926,220
                 TOTAL MEDIA                                                              $  2,000,489
             MEDICAL -- 1.1%
  25,011     Lifecell Corp.                                                                    767,588
  12,817     Obagi Medical Products, Inc.                                                      216,992
                 TOTAL MEDICAL                                                            $    984,580
             METALS & MINING - 1.3%
  12,400     Quanex Corp.                                                                      558,744
  14,000     Steel Dynamics, Inc.                                                              587,020
                 TOTAL METALS & MINING                                                    $  1,145,764
             MULTI-UTILITIES & UNREGULATED POWER - 0.2%
  10,700     Avista Corp.                                                                      212,074
             NETWORKING PRODUCTS - 1.0%
  19,700   1 Aeroflex, Inc.                                                                    276,391
  20,420   1 NetLogic Microsystems, Inc.                                                       622,402
                 TOTAL NETWORKING PRODUCTS                                                $    898,793
             OIL EXPLORATION & PRODUCTION - 1.7%
   8,860     Arena Res, Inc.                                                                   481,187
  90,600     Grey Wolf, Inc.                                                                   671,346
  21,230     Parallel Petroleum Corp.                                                          432,455
                 TOTAL OIL EXPLORATION & PRODUCTION                                       $  1,584,988
             OIL - FIELD SERVICES - 0.9%
  21,851   1 Dresser-Rand Group, Inc.                                                          810,672
             OIL, GAS & CONSUMABLE FUELS - 2.9%
  13,187   1 ATP Oil & Gas Corp.                                                               598,558
   8,200     Holly Corp.                                                                       552,598
   7,700     Oil States International, Inc.                                                    336,798
   5,600   1 Swift Energy Co.                                                                  239,344
  16,385   1 T-3 Energy Services, Inc.                                                         568,396
   6,900     Tesoro Petroleum Corp.                                                            343,620
                 TOTAL OIL, GAS & CONSUMABLE FUELS                                        $  2,639,314
             PAPER & FOREST PRODUCTS - 1.1%
  30,000   1 Buckeye Technologies, Inc.                                                        459,900
   6,300     Rock Tenn Co.                                                                     193,536
  16,600     Schweitzer-Mauduit International, Inc.                                            378,978
                 TOTAL PAPER & FOREST PRODUCTS                                            $  1,032,414
             PHARMACEUTICALS - 1.4%
   8,700     Alpharma, Inc., Class A                                                           215,673
  52,400   1 Indevus Pharmaceuticals, Inc.                                                     371,516
  10,450     Medicis Pharmaceutical Corp.                                                      298,139
  79,080   1 Santarus, Inc.                                                                    379,584
                 TOTAL PHARMACEUTICALS                                                    $  1,264,912
             REAL ESTATE - 1.9%
  21,300     Anthracite Cap, Inc.                                                              200,220
  24,900     HRPT Properties Trust                                                             232,815
  10,600     LTC Properties, Inc.                                                              212,742
  42,700     Luminent Mortgage Capital, Inc.                                                   312,991
   7,600     Newcastle Investment Corp.                                                        136,876
   2,550     Novastar Financial, Inc.                                                           24,582
  22,700     One Liberty Properties, Inc.                                                      450,141
  16,300     RAIT Investment Trust                                                             168,868
                 TOTAL REAL ESTATE                                                        $  1,739,235
             RETAIL - FOOD -- 0.8%
  11,391     BJs Restaurants, Inc.                                                             227,820
  23,400     Ruby Tuesday, Inc.                                                                520,650
                 TOTAL RETAIL -- FOOD                                                     $    748,470
             ROAD & RAIL - 0.9%
  16,000     Arkansas Best Corp.                                                               576,480
  15,400   1 U.S. Express Enterprises, Inc.                                                    271,656
                 TOTAL ROAD & RAIL                                                        $    848,136
             SCHOOL - 0.8%
  15,982     Capella Education Co.                                                             714,555
             SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.1%
  72,600   1 Asyst Technologies, Inc.                                                          484,968
  13,250   1 Atheros Communications, Inc.                                                      369,410
  43,200   1 Axcelis Technologies, Inc.                                                        239,760
  27,120     Magma Design Automation, Inc.                                                     401,647
  25,977     Opnext, Inc.                                                                      317,179
  19,800   1 Photronics, Inc.                                                                  277,596
  35,300   1 RF Micro Devices, Inc.                                                            244,982
  35,360   1 SRS Labs, Inc.                                                                    408,054
  72,400   1 Skyworks Solutions, Inc.                                                          573,408
  18,980     Tessera Technologies, Inc.                                                        780,647
  19,005     Volterra Semiconductor Corp.                                                      218,367
  20,600   1 Zoran Corp.                                                                       388,310
                 TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                 $  4,704,328
             SOFTWARE - 7.3%
  13,905   1 Blackboard, Inc.                                                                  615,018
  32,240   1 CommVault Systems, Inc.                                                           547,435
  16,553   1 Concur Technologies, Inc.                                                         394,955
  35,539     Double Take Software                                                              542,325
  47,753     Innerworkings, Inc.                                                               637,503
  27,500   1 Mentor Graphics Corp.                                                             330,275
  22,126   1 Nuance Communications, Inc.                                                       364,636
  25,450     Omniture, Inc.                                                                    581,533
  59,138   1 Opsware, Inc.                                                                     833,846
  10,660     Syntel, Inc.                                                                      383,867
  13,773     Taleo Corp.                                                                       296,257
  21,090   1 THQ, Inc.                                                                         606,548
  19,840   1 Ultimate Software Group, Inc.                                                     538,259
                 TOTAL SOFTWARE                                                           $  6,672,457
             SPECIALTY RETAIL - 4.1%
   9,700     Barnes & Nobles, Inc.                                                             325,435
  25,500     Cato Corp., Class A                                                               527,340
  13,315   1 Citi Trends, Inc.                                                                 438,064
  24,500   1 Rex Stores Corp.                                                                  498,330
  14,400     Sonic Automotive, Inc.                                                            394,560
  15,425     Sothebys                                                                          659,419
  10,200     Stage Stores, Inc.                                                                181,968
   9,200     Talbots, Inc.                                                                     211,508
   3,400   1 Zale Corp.                                                                         72,182
  11,824   1 Zumiez, Inc.                                                                      437,370
                 TOTAL SPECIALTY RETAIL                                                   $  3,746,176
             TELECOM SERVICES - 1.5%
  30,881   1 Novatel Wireless, Inc.                                                            664,868
  46,937     Orbcomm, Inc.                                                                     720,014
                 TOTAL TELECOM SERVICES                                                   $  1,384,882
             TEXTILES, APPAREL & LUXURY GOODS - 0.6%
   2,254     Gymboree Corp.                                                                     97,035
  13,400     Kellwood Co.                                                                      343,576
   5,200     Stride Rite Corp.                                                                 105,924
                 TOTAL TEXTILES, APPAREL & LUXURY GOODS                                   $    546,535
             THRIFTS & MORTGAGE FINANCE - 2.9%
  34,400     Corus Bankshares, Inc.                                                            559,344
  37,400     First Niagara Financial Group, Inc.                                               480,964
  20,600     Flagstar Bancorp, Inc.                                                            220,420
   6,800     IndyMac Bancorp, Inc.                                                             149,600
  12,200     MAF Bancorp, Inc.                                                                 640,744
  41,500     Partners Trust Financial Group, Inc.                                              496,340
   8,800     PFF Bancorp, Inc.                                                                 147,136
                 TOTAL THIRFTS & MORTGAGE FINANCE                                         $  2,694,548
             TOBACCO - 0.6%
  10,500     Universal Corp.                                                                   579,705
             TRADING COMPANIES & DISTRIBUTORS - 0.4%
  12,600   1 United Rentals, Inc.                                                              404,964
             TRANSPORTATION - 0.3%
  11,600   1 SAIA, Inc.                                                                        234,668
                 TOTAL COMMON STOCKS                                                      $ 90,396,693
                 (IDENTIFIED COST $80,092,729)
           2 MUTUAL FUND-0.7%
 617,433     MTB Prime Money Market Fund, Corporate Shares, 4.94%3 (AT NET ASSET VALUE)        617,433
                 TOTAL INVESTMENTS--- 99.5%                                               $ 91,014,126
                 (IDENTIFIED COST $80,710,162)4
                  OTHER ASSETS AND LIABILITIES - NET - 0.5%                               $    467,986
                 TOTAL NET ASSETS -- 100%                                                 $ 91,482,112

  1 Non-income producing security.
  2 Affiliated company.
  3 7-Day net yield.
  4 At July 31, 2007, the cost of investments for federal tax purposes was $80,710,162. The net unrealized appreciation of investments for federal tax purposes was $10,303,964. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,109,874 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,805,910.


Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

 Market values of the Funds' portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle} in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle} for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others under the direction of Fund management. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.





MTB TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL AMOUNT     DESCRIPTION                                                                                           VALUE

                     1,2 SHORT-TERM MUNICIPALS-99.7%
                         COLORADO--1.6%
  $        1,500,000     Colorado Springs, CO Utility System, Lien - (Series A), Weekly VRDNs (Dexia Credit Local       $  1,500,000
                         LIQ), 3.600%, 8/2/2007
                         FLORIDA--1.3%
           1,200,000     Dade County, FL Water & Sewer System Weekly VRDNs (FGIC INS)/(Commerzbank AG, Frankfurt           1,200,000
                         LIQ), 3.610%, 8/1/2007
                         GEORGIA--3.2%
           1,600,000     DeKalb County, GA MFH, Winterscreek Apts Weekly VRDNs (FNMA COL), 3.630%, 8/1/2007                1,600,000
           1,500,000     Hapeville, GA Development Authority Industrial, Refunding Revenue Bonds Daily VRDNs (Bank         1,500,000
                         of America N.A. LOC), 3.650%, 8/1/2007
                            TOTAL GEORGIA                                                                               $  3,100,000
                         INDIANA--6.3%
           1,830,000     Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs, (Fifth Third Bank INV), 3.670%,            1,830,000
                         8/3/2007
           1,220,000     Hammond, IN Pollution Control Daily VRDNs, (AMOCO Corp.), 3.690%, 8/1/2007                        1,220,000
           3,000,000     Mt. Vernon, IN, Pollution Control Revenue Bonds Daily VRDNs (General Electric Co.), 3.690%,       3,000,000
                         8/1/2007
                            TOTAL INDIANA                                                                               $  6,050,000
                         KENTUCKY--4.2%
           4,000,000     Louisville & Jefferson County, KY Regional Airport Authority, Revenue Bonds (Series C),           4,000,000
                         Daily VRDNs (United Parcel Service, Inc.), 3.690%, 8/1/2007
                         MARYLAND--1.0%
           1,002,000     Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Bank of             1,002,000
                         America N.A. LIQ), 3.600%, 8/2/2007
                         MICHIGAN--1.0%
             995,000     Detroit, MI Water Supply System, (Series C), Weekly VRDNs (FGIC INS)/(FGIC Securities               995,000
                         Purchase, Inc. LIQ), 3.620%, 8/1/2007
                         MONTANA--1.0%
           1,000,000     Montana State Health Facilities Authority, Revenue Bond Weekly VRDNs (FGIC INS)/(Wells            1,000,000
                         Fargo Bank, SPA), 3.640%, 8/2/2007
                         NEVADA--5.4%
           5,200,000     Clark County, NV Airport System, (Series 1993A), Weekly VRDNs (MBIA Insurance Corp.               5,200,000
                         INS)/(National Westminster Bank PLC LIQ), 3.620%, 8/1/2007
                         NEW JERSEY--3.2%
           3,037,248     East Windsor Township, NJ, UT GO Bonds, 4.00% BANs, 11/30/2007                                    3,038,521
                         NEW YORK--11.9%
           1,400,000     New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Sub          1,400,000
                         Series 2-F), Daily VRDNs (Bayerische Landesbank (GTD) LIQ), 3.660%, 8/1/2007
           4,000,000     New York State Power Authority, (Baden Bayerische, Bank of New York, BNP Paribas, JP              4,000,000
                         Morgan, State Street, Wachovia, LOCs), 3.68% CP, Mandatory Tender 9/5/2007
           3,000,000     Suffolk County, NY, 4.25% TRANs, 8/16/2007                                                        3,000,874
           3,000,000     Sweet Home Central School District NY, Tax Anticipation Note, 4.00% TANs, 11/5/2007               3,002,529
                            TOTAL NEW YORK                                                                              $ 11,403,403
                         NORTH CAROLINA--1.7%
           1,600,000     Durham, NC Water & Sewer Utility System, Refunding Revenue Bonds Weekly VRDNs (Wachovia           1,600,000
                         Bank N.A. LIQ), 3.630%, 8/1/2007
                         OREGON--1.7%
           1,600,000     Port Portland, OR Special Obligation, Refunding Revenue Bonds Daily VRDNs (Bank of America        1,600,000
                         N.A. LOC), 8/1/2007
                         PENNSYLVANIA--46.2%
           2,500,000     Allegheny County Sanitation Authority, Revenue Bonds, 6.00% Bonds (MBIA Insurance Corp.           2,569,150
                         INS)/(PRF 12/1/2007@102), 12/1/2019
           2,500,000     Allegheny County, PA HDA, (Series A), 6.00% Bonds (MBIA Insurance Corp. LOC)/(PRF                 2,505,105
                         9/1/2007@100), 9/1/2010
           3,550,000     Allegheny County, PA Higher Education Building Authority, (Series 1998), Daily VRDNs              3,550,000
                         (Carnegie Mellon University)/(Landesbank Hessen-Thueringen (GTD) SA), 3.680%, 8/1/2007
           1,500,000     Allegheny County, PA IDA Weekly VRDNs (Western PA Humane Society)/(National City                  1,500,000
                         Bank, Pennsylvania LOC), 3.740%, 8/2/2007
           2,455,000     Allentown, PA Commercial and IDA, (Series 1999), Daily VRDNs (Diocese of Allentown)/              2,455,000
                         (Wachovia Bank N.A. LOC), 3.680%, 8/1/2007
           1,600,000     Beaver County, PA IDA, Refunding Revenue Bond Weekly VRDNs, (Atlantic Richfield-(GTD))/(GTD       1,600,000
                         by BP PLC), 3.640%, 8/1/2007
           1,850,000     Chester County, PA IDA, (Series of 2001), Daily VRDNs (Archdiocese of Philadelphia)/              1,850,000
                         (Wachovia Bank N.A. LOC), 3.680%, 8/1/2007
           1,005,000     Delaware County, PA IDA, Weekly VRDNs, (Scott Paper Co.), 3.630%, 8/1/2007                        1,005,000
           1,200,000     Delaware County, PA PCR, (Series 2001 A), 3.68% CP (Exelon Generation Co. LLC)/                   1,200,000
                         (Wachovia Bank N.A. LOC), Mandatory Tender 10/5/2007
           1,200,000     Delaware Valley, PA Regional Finance Authority Weekly VRDNs (Bayerische Landesbank LOC),          1,200,000
                         3.640%, 8/1/2007
           1,100,000     Emmaus, PA General Authority, (Series A), Weekly VRDNs (Wachovia LIQ)/(FSA INS), 3.630%,          1,100,000
                         8/2/2007
           2,000,000     Indiana County, PA IDA, Revenue Bonds Daily VRDNs, (BNP Paribas LOC), 3.710%, 8/1/2007            2,000,000
           4,460,000     Montgomery County, PA IDA, 3.68% CP, (BNP Paribas-LOC) Mandatory Tender 11/8/2007                 4,460,000
           1,575,000     Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs              1,575,000
                         (Messiah College)/(PNC Bank, N.A. LOC), 3.640%, 8/2/2007
           1,000,000     Pennsylvania State Turnpike Commission, (Series Q of 1998), Daily VRDNs  (Westdeutsche            1,000,000
                         Landesbank Girozentrate/Bayerische Landesbank, Landesbank Baden-Wurttemberg LIQ), 3.680%,
                         8/1/2007
           1,520,000     Pennsylvania State Turnpike Commission, (Series Q), Daily VRDNs, (Westdeutsche Landesbank         1,520,000
                         Girozentate/Bayerische Landesbank, Landesbank Baden-Wurtemberg LIQ), 3.680%, 8/1/2007
           1,000,000     Pennsylvania State University, (Series A), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(Go       1,000,000
                         of University LOC), 3.610%, 8/2/2007
           2,350,000     Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder             2,350,000
                         Services)/(PNC Bank, N.A. LOC), 3.680%, 8/1/2007, WDL 33%, Bayerische 33%, Baden 33%
             980,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly           980,000
                         VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.620%, 8/2/2007
           2,500,000     Philadelphia, PA School District, (Series A), 4.50% TRANs (Bank of America N.A. LOC),             2,517,060
                         6/27/2008
           1,655,000     Pittsburgh, PA, GO UT, (PRF 9/1/2007@100) 5.50% Bonds, 9/1/2013                                   1,657,660
           2,000,000     Somerset County, PA Hospital Authority, Revenue Bonds (Series A), 3.75% TOBs (Somerset            2,000,000
                         Community Hospital)/(PNC Bank, N.A. LOC), Mandatory Tender 3/1/2008
           1,400,000     University of Pittsburgh, (Series 2000A), Weekly VRDNs (GO of University)/(DEPFA-SPA),            1,400,000
                         3.620%, 8/1/2007
           1,315,000     University of Pittsburgh, (Series 2000A), Weekly VRDNs, (DEPFA SPA), 3.620%, 8/1/2007             1,315,000
                            TOTAL PENNSYLVANIA                                                                          $ 44,308,975
                         SOUTH CAROLINA--1.3%
           1,250,000     Berkeley County, SC Pollution Control Facilities, Refunding Revenue Bond Daily VRDNs,             1,250,000
                         (AMOCO Corp.),  3.690%, 8/1/2007
                         TEXAS--5.2%
           5,000,000     Texas State, (Series 2006), 4.50% TRANs, 8/31/2007                                                5,003,686
                         UTAH-1.9%
           1,800,000     Emery County, UT, PCR (Series 1991), Weekly VRDNs (Pacificorp Proj.)/(BNP Paribas LOC),           1,800,000
                         3.650%, 8/1/2007
                         WYOMING--1.6%
           1,500,000     Sublette County, WY, (Series 1984), Daily VRDNs (Exxon Mobil Corp.), 3.630%, 8/1/2007             1,500,000
                            TOTAL INVESTMENTS-99.7%                                                                     $ 95,551,585
                            (AT AMORTIZED COST)3
                            OTHER ASSETS AND LIABILITIES-NET-0.3%                                                       $    318,372
                            TOTAL NET ASSETS---100%                                                                     $ 95,869,957

  1 At July 31, 2007, 9.4% of the total investments at market value were subject to the federal alternative minimum tax.
  2 Current rate and next reset date shown.
  3 Also represents cost for federal tax purposes.



Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 BANs   --Bond Anticipation Notes
 COL    --Collateralized
 FGIC   --Financial Guaranty Insurance Company
 FNMA   --Federal National Mortgage Association
 FSA    --Financial Security Assurance
 GO     --General Obligation
 GTD    --Guaranteed
 HDA    --Hospital Development Authority
 IDA    --Industrial Development Authority
 INS    --Insured
 INV    --Investment Agreement
 LIQ    --Liquidity Agreement
 LOC(s) --Letter(s) of  Credit
 MFH    --Multi-Family Housing
 PCR    --Pollution Control Revenue
 PRF    --Pre-refunded
 SA     --Support Agreement
 TANs   --Tax Anticipation Notes
 TOBs   --Tender Option Bonds
 TRANs  --Tax and Revenue Anticipation Notes
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes






MTB U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL  DESCRIPTION                                                                                                     VALUE
    AMOUNT
               COLLATERALIZED MORTGAGE OBLIGATIONS-18.6%
               FEDERAL HOME LOAN MORTGAGE CORPORATION---2.8%
  $   209,552  (Series 2617-GW), REMIC, 3.500%, 6/15/2016                                                              $     205,780
      624,310  (Series 2707-PW), REMIC, 4.000%, 7/15/2014                                                                    619,711
      909,783  (Series R001-AE), REMIC, 4.375%, 4/15/2015                                                                    892,970
      101,726  (Series 1686-PJ), REMIC,  5.000%, 2/15/2024                                                                   101,409
       10,178  (Series 141-D), REMIC,  5.000%, 5/15/2021                                                                      10,138
        3,590  (Series 1637-GA), REMIC,  5.800%, 6/15/2023                                                                     3,587
      441,065  (Series 2446D-LA), REMIC,  5.800%, 9/15/2016                                                                  441,986
       21,927  (Series 136-E), REMIC,  6.000%, 4/15/2021                                                                      21,847
    1,475,287  (Series 1666H), REMIC, 6.250%, 9/15/2023                                                                    1,499,605
        9,359  (Series 112-I), REMIC, 6.500%, 1/15/2021                                                                        9,353
      279,000  (Series 1577-PK), REMIC, 6.500%, 9/15/2023                                                                    291,432
      176,000  (Series 1644-K), REMIC, 6.750%, 12/15/2023                                                                    185,030
      617,677  (Series 1920-H), REMIC,  7.000%, 1/15/2012                                                                    632,554
       48,774  (Series 6-C), REMIC,  9.050%, 6/15/2019                                                                        50,322
                  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                         $   4,965,724
               FEDERAL NATIONAL MORTGAGE ASSOCIATION---4.8%
    5,935,000  (Series 0530B-BU), REMIC, 5.000%, 3/25/2024                                                                 5,919,853
      152,000  (Series 1994-3-PL), REMIC, 5.500%, 1/25/2024                                                                  152,215
    1,622,759  (Series 2004-51-KF), REMIC, 5.670%, 8/25/2022                                                               1,625,553
      143,448  (Series 2002-52-QA), REMIC, 6.000%, 7/18/2032                                                                 145,293
      228,319  (Series 1993-113-PK) REMIC, 6.500%, 7/25/2023                                                                 234,789
      219,823  (Series 1993-127-H), REMIC, 6.500%, 7/25/2023                                                                 226,665
      121,981  (Series 1993-202-J), REMIC, 6.500%, 11/25/2023                                                                126,143
      181,000  (Series 1994-55-H), REMIC, 7.000%, 3/25/2024                                                                  191,882
                  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                          $   8,622,393
               INDYMAC INDA MORTGAGE LOAN TRUST---2.2%
    3,885,731  (Series 2005-AR1), Class 2A1, 5.096%, 11/25/2035                                                            3,839,948
               WHOLE LOAN-8.8%
      956,521  Bank of America Mortgage Securities 2004-B 2A1, 3.520%, 2/25/2034                                             946,906
    1,535,853  Bank of America Mortgage Securities 2004-A 2A1, 3.552%, 2/25/2034                                           1,524,646
    8,435,458  Countrywide Home Loans 2004-8, 4.500%, 6/25/2019                                                            8,157,917
    2,013,803  GSR Mortgage Loan Trust 2006-2F, 5.750%, 2/25/2036                                                          2,008,527
    1,621,618  Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.750%, 11/25/2018                           1,589,478
    1,262,636  Structure Asset Securities Corp. (Series 2005-1 6A1, 6.000%, 2/25/2035                                      1,265,153
                  TOTAL WHOLE LOAN                                                                                     $  15,492,627
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $41,909,073)                              $  32,920,692
               CORPORATE BONDS--4.1%
               CAPITAL MARKETS--0.3%
      500,000  Morgan Stanley, 5.750%, 10/18/2016                                                                            486,674
               COMMERCIAL BANKS-1.1%
    1,000,000  First Tennessee Bank, N.A., 4.625%, 5/15/2013                                                                 937,502
    1,000,000  U.S. Bank, N.A., 5.920%, 5/25/2012                                                                          1,002,265
                  TOTAL COMMERCIAL BANKS                                                                               $   1,939,767
               DIVERSIFIED FINANCIAL SERVICES--0.6%
    1,000,000  Bank of America Corp., 7.125%, 10/15/2011                                                                   1,059,944
               FOOD & STAPLES RETAILING--0.6%
    1,200,000  Sysco Corp., 5.375%, 9/21/2035                                                                              1,065,460
               FOOD PRODUCTS--0.4%
      750,000  Archer-Daniels-Midland Co., 5.375%, 9/15/2035                                                                 681,496
               GAS UTILITIES--0.3%
      500,000  Bay State Gas Co., 9.200%, 6/6/2011                                                                           562,179
               U.S. GOVERNMENT GUARANTEE-0.8%
      742,000  American Heavy Lift Shipping, 5.382%, 6/1/2017                                                                747,166
      740,000  Vessel Management Service, 6.750%, 6/15/2025                                                                  788,656
                  TOTAL U.S. GOVERNMENT GUARANTEE                                                                      $   1,535,822
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $7,591,804)                                                   $   7,331,342
               GOVERNMENT AGENCIES--26.0%
               DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT-0.8%
      400,000  7.140%, 8/1/2007                                                                                              399,942
    1,010,000  7.660%, 8/1/2015                                                                                            1,021,579
                  TOTAL DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT                                                    $   1,421,521
               FEDERAL FARM CREDIT SYSTEM-1.1%
    2,000,000  4.250%, 7/29/2008                                                                                           1,987,855
               FEDERAL HOME LOAN BANK SYSTEM-3.1%
    2,000,000  3.375%, 7/21/2008                                                                                           1,967,572
    2,000,000  5.375%, 5/18/2016                                                                                           2,010,964
    1,435,000  6.625%, 11/15/2010                                                                                          1,503,950
                  TOTAL FEDERAL HOME LOAN BANK SYSTEM                                                                  $   5,482,486
               FEDERAL HOME LOAN MORTGAGE CORPORATION-11.1%
      500,000  3.875%, 6/15/2008                                                                                             494,773
    2,000,000  4.125%, 10/18/2010                                                                                          1,951,283
    3,000,000  4.750%, 1/19/2016                                                                                           2,893,782
    2,000,000  5.125%, 10/18/2016                                                                                          1,972,743
    2,000,000  5.200%, 3/5/2019                                                                                            1,923,855
    2,000,000  5.250%, 11/5/2012                                                                                           1,990,089
    2,000,000  5.250%, 4/18/2016                                                                                           1,993,656
    5,000,000  5.750%, 6/27/2016                                                                                           5,155,783
    1,000,000  8.250%, 6/1/2026                                                                                            1,257,932
                  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                         $  19,633,896
               FEDERAL NATIONAL MORTGAGE ASSOCIATION----6.3%
    2,500,000  3.714%, 2/17/2009                                                                                           2,188,750
    3,000,000  5.250%, 8/1/2012                                                                                            3,018,193
    5,500,000  6.470%, 9/25/2012                                                                                           5,862,329
                  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                          $  11,069,272
               OVERSEAS PRIVATE INVESTMENT CORPORATION----1.2%
    2,022,300  6.600%, 5/30/2016                                                                                           2,115,713
               PRIVATE EXPORT FUNDING CORPORATION----1.2%
    2,000,000  7.200%, 1/15/2010                                                                                           2,097,763
               SMALL BUSINESS ADMINISTRATION----1.1%
       83,609  5.600%, 9/1/2008                                                                                               83,732
       25,795  6.200%, 11/1/2007                                                                                              25,842
      186,774  6.700%, 3/1/2016                                                                                              191,042
      448,726  6.700%, 12/1/2016                                                                                             459,969
    1,065,621  6.950%, 11/1/2016                                                                                           1,095,530
       39,764  7.300%, 5/1/2017                                                                                               41,118
       46,573  7.300%, 9/1/2019                                                                                               48,522
        4,581  8.850%, 8/1/2011                                                                                                4,661
       21,577  9.250%, 2/1/2008                                                                                               21,695
       55,132  9.650%, 5/1/2010                                                                                               56,362
                  TOTAL SMALL BUSINESS ADMINISTRATION                                                                  $   2,028,473
               TENNESSEE VALLEY AUTHORITY----0.1%
      155,029  7.430%, 4/1/2022                                                                                              155,029
                  TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $37,237,336)                                              $  45,992,008
               MORTGAGE-BACKED SECURITIES--24.9%
               FEDERAL HOME LOAN MORTGAGE CORPORATION-12.2%
    3,722,524  Pool G02296, 5.000%, 6/1/2036                                                                               3,499,677
    9,000,000  Pool G12709, 5.000%, 7/1/2022                                                                               8,728,406
    3,445,767  Pool C78010, 5.500%, 4/1/2033                                                                               3,342,861
    2,383,222  Pool A18401, 6.000%, 2/1/2034                                                                               2,372,696
      674,050  Pool E00540, 6.000%, 3/1/2013                                                                                 679,543
    1,501,476  Pool G01831, 6.000%, 5/1/2035                                                                               1,493,437
      698,798  Pool C63959, 6.500%, 2/1/2032                                                                                 713,837
        1,645  Pool 180250, 7.000%, 7/1/2008                                                                                   1,649
       11,102  Pool 180931, 7.000%, 11/1/2008                                                                                 11,140
        2,062  Pool E61956, 7.000%, 11/1/2010                                                                                  2,091
          635  Pool 170020, 7.500%, 6/1/2008                                                                                     637
           78  Pool 181063, 7.500%, 12/1/2010                                                                                     79
        2,167  Pool 287773, 7.500%, 3/1/2017                                                                                   2,234
      152,078  Pool 299147, 7.500%, 8/1/2017                                                                                 156,818
      152,175  Pool C80328, 7.500%, 7/1/2025                                                                                 158,718
      361,061  Pool G01425, 7.500%, 5/1/2032                                                                                 373,104
           76  Pool 180398, 8.000%, 1/1/2010                                                                                      76
        7,618  Pool 181361, 8.000%, 11/1/2008                                                                                  7,644
          709  Pool 555014, 8.000%, 12/1/2010                                                                                    711
           50  Pool 160033, 8.250%, 12/1/2007                                                                                     50
          706  Pool 252892, 8.250%, 5/1/2009                                                                                     707
        1,337  Pool 251573, 8.500%, 9/1/2009                                                                                   1,343
       77,177  Pool 300161, 8.500%, 8/1/2017                                                                                  80,190
          860  Pool 538733, 9.000%, 9/1/2019                                                                                     911
                  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                         $  21,628,559
               FEDERAL NATIONAL MORTGAGE ASSOCIATION-11.7%
    3,234,549  Pool 695818, 5.000%, 4/1/2018                                                                               3,149,069
    1,878,062  Pool 745355, 5.000%, 3/1/2036                                                                               1,766,219
    3,706,188  Pool 763794, 5.000%, 4/1/2034                                                                               3,488,951
    1,841,367  Pool 797663, 5.000%, 9/1/2035                                                                               1,731,710
    1,675,239  Pool 255933, 5.500%, 10/1/2035                                                                              1,620,497
    4,082,545  Pool 833143, 5.500%, 9/1/2035                                                                               3,949,139
      867,580  Pool 843323, 5.500%, 10/1/2035                                                                                839,230
       20,690  Pool 190817, 6.000%, 5/1/2009                                                                                  20,774
          846  Pool 261790, 6.000%, 1/1/2014                                                                                     841
      410,912  Pool 323419, 6.000%, 12/1/2028                                                                                411,537
      600,066  Pool 545051, 6.000%, 9/1/2029                                                                                 600,454
      192,311  Pool 252439, 6.500%, 5/1/2029                                                                                 196,690
       73,557  Pool 431587, 6.500%, 8/1/2028                                                                                  75,278
      125,308  Pool 436746, 6.500%, 8/1/2028                                                                                 128,083
      577,116  Pool 440401, 6.500%, 8/1/2028                                                                                 589,897
      349,271  Pool 485678, 6.500%, 3/1/2029                                                                                 357,442
       74,037  Pool 494375, 6.500%, 4/1/2029                                                                                  75,770
      945,739  Pool 725418, 6.500%, 5/1/2034                                                                                 965,205
      237,721  Pool 334593, 7.000%, 5/1/2024                                                                                 246,899
      224,341  Pool 604867, 7.000%, 1/1/2025                                                                                 230,970
      131,148  Pool 625596, 7.000%, 2/1/2032                                                                                 135,440
        2,196  Pool 044046, 7.500%, 2/1/2014                                                                                   2,202
        1,295  Pool 001467, 8.000%, 1/1/2010                                                                                   1,298
        3,544  Pool 007238, 8.000%, 6/1/2008                                                                                   3,551
       15,618  Pool 202957, 8.000%, 8/1/2021                                                                                  16,140
        2,369  Pool 001465, 8.250%, 7/1/2009                                                                                   2,376
          773  Pool 021356, 8.500%, 3/1/2012                                                                                     775
       19,822  Pool 039862, 9.750%, 9/1/2017                                                                                  21,106
                  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                          $  20,627,543
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.0%
      658,013  Pool 581522, 6.000%, 5/15/2033                                                                                659,631
      523,644  Pool 592505, 6.000%, 4/15/2033                                                                                524,059
       64,971  Pool 346572, 7.000%, 5/15/2023                                                                                 67,881
       82,435  Pool 364004, 7.000%, 10/20/2023                                                                                85,624
      154,465  Pool 484269, 7.000%, 9/15/2028                                                                                160,657
        1,036  Pool 019784, 8.000%, 9/15/2007                                                                                  1,037
        5,264  Pool 190557, 8.000%, 12/15/2016                                                                                 5,328
        3,854  Pool 392400, 8.000%, 7/15/2024                                                                                  4,072
       14,199  Pool 402603, 8.000%, 2/15/2010                                                                                 14,436
        9,630  Pool 409703, 8.000%, 12/15/2009                                                                                 9,748
        2,088  Pool 025463, 8.250%, 6/15/2008                                                                                  2,093
        2,628  Pool 407264, 8.375%, 4/15/2010                                                                                  2,671
       18,013  Pool 001893, 8.500%, 10/20/2009                                                                                18,271
        3,976  Pool 064335, 8.500%, 9/15/2008                                                                                  3,998
       57,945  Pool 780356, 8.500%, 10/15/2008                                                                                58,304
        7,320  Pool 780440, 8.500%, 11/15/2017                                                                                 7,656
       44,855  Pool 001061, 9.000%, 4/20/2023                                                                                 47,873
        8,841  Pool 001886, 9.000%, 10/20/2024                                                                                 9,444
       11,955  Pool 146927, 9.000%, 9/15/2016                                                                                 12,676
       12,667  Pool 188603, 9.000%, 11/15/2016                                                                                13,431
       30,524  Pool 208196, 9.000%, 2/15/2017                                                                                 32,364
        1,964  Pool 780356, 9.000%, 10/15/2008                                                                                 1,981
                  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                       $   1,743,235
                  TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $45,254,836)                                       $  43,999,337
               TAXABLE MUNICIPALS--1.0%
      160,000  Miami, FL, Rent Revenue Series 1998, 8.650%, 7/1/2019 (Lease payments guaranteed by U.S. Government)          190,691
    1,050,000  Tacoma, WA, Lease Revenue Bond,  8.200%, 9/15/2013 (Lease payments guaranteed by U.S. Government)           1,154,066
      407,898  Tobacco Settlement Financing Corp., NJ, 6.360%, 5/15/2025                                                     407,841
                  TOTAL TAXABLE MUNICIPALS (IDENTIFIED COST $1,828,087)                                                $   1,752,598
               U.S. TREASURY-22.9%
               U.S. TREASURY BONDS---2.1%
    1,786,000  4.500%, 2/15/2036                                                                                           1,676,049
      500,000  4.750%, 2/15/2037                                                                                             488,359
    1,500,000  5.375%, 2/15/2031                                                                                           1,588,828
                  TOTAL U.S. TREASURY BONDS                                                                            $   3,753,236
               U.S. TREASURY NOTES----20.8%
    2,777,375  3.500%, 1/15/2011, Treasury Inflation Protected Security                                                    2,871,112
    1,100,000  3.625%, 5/15/2013                                                                                           1,046,031
      550,000  3.875%, 2/15/2013                                                                                             531,352
      600,000  4.000%, 2/15/2014                                                                                             578,063
    1,000,000  4.000%, 11/15/2012                                                                                            974,531
      779,000  4.125%, 5/15/2015                                                                                             748,935
    1,200,000  4.250%, 11/15/2013                                                                                          1,175,625
       20,000  4.250%, 11/15/2014                                                                                             19,463
    6,200,000  4.500%, 3/31/2012                                                                                           6,178,688
    3,000,000  4.500%, 5/15/2017                                                                                           2,944,219
    4,000,000  4.625%, 2/29/2012                                                                                           4,010,000
    1,500,000  4.625%, 2/15/2017                                                                                           1,484,531
    3,500,000  4.750%, 1/31/2012                                                                                           3,527,344
    8,800,000  4.750%, 5/31/2012                                                                                           8,866,000
      845,000  4.875%, 10/31/2008                                                                                            846,848
    1,025,000  4.875%, 6/30/2012                                                                                           1,038,293
                  TOTAL U.S. TREASURY NOTES                                                                            $  36,841,035
                  TOTAL U.S. TREASURY (IDENTIFIED COST $40,403,147)                                                    $  40,594,271
               REPURCHASE AGREEMENT--1.9%
    3,415,602  Interest in $3,415,602 repurchase agreement 5.27%, dated 7/31/2007, under which Credit Suisse First         3,415,602
               Boston LLC will repurchase a U.S. Government Agency security maturing on 3/29/2022 for $3,465,603 on
               8/1/2007. The market value of the underlying security at the end of the period was $3,488,710. (AT
               COST)
                  TOTAL INVESTMENTS-99.4%                                                                              $ 176,005,850
                  (IDENTIFIED COST $177,639,885)1
                  OTHER ASSETS AND LIABILITIES---NET-0.6%                                                              $   1,021,151
                  TOTAL NET ASSETS---100%                                                                              $ 177,027,001

  1 At July 31, 2007, the cost of investments for federal tax purposes was $177,639,885. The net unrealized depreciation of investments for federal tax purposes was $1,634,035. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,572,246 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,206,281.



Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



The following acronym is  used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit






MTB U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL       DESCRIPTION                                                                                                VALUE
    AMOUNT
                    GOVERNMENT AGENCIES--78.0%
                    FEDERAL FARM CREDIT SYSTEM--24.3%
  $ 648,000,000   1 Floating Rate Notes, 5.180% - 5.210%,8/1/2007 - 8/26/2007                                        $   647,917,297
                    FEDERAL HOME LOAN MORTGAGE CORPORATION-33.3%
    545,110,000   2 Discount Notes, 4.990% - 5.110%, 8/6/2007 - 12/26/2007                                               540,207,408
    350,000,000   1 Floating Rate Notes, 5.170%, 8/26/2007                                                               349,903,976
                    TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                     $   890,111,384
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.4%
    555,514,000   2 Discount Notes, 5.000% - 5.150%, 8/23/2007 - 6/27/2008                                               545,250,828
                    TOTAL GOVERNMENT AGENCIES                                                                        $ 2,083,279,509
                    REPURCHASE AGREEMENTS--22.3%
    585,000,000     Interest in $585,000,000 repurchase agreement 5.030%, dated 7/31/2007 under which J.P. Morgan        585,000,000
                    Chase Securities, Inc. will repurchase U.S. Treasury securities with various maturities to
                    7/15/2013 for $585,081,738 on 8/1/2007. The market value of the underlying securities at the end of the period was $595,997,679.
     10,819,000     Interest in $10,819,000 repurchase agreement 4.670%, dated 7/31/2007 under which State Street         10,819,000
                    Corp. will repurchase a U.S. Treasury security with a maturity date of 11/15/2013 for
                    $10,820,403 on 8/1/2007. The market value of the underlying security at the end of the period was $11,038,974.
                       TOTAL REPURCHASE AGREEMENTS                                                                   $   595,819,000
                       TOTAL INVESTMENTS-100.3%                                                                      $ 2,679,098,509
                        (AT AMORTIZED COST)3
                       OTHER ASSETS AND LIABILITIES-NET- (0.3)%                                                      $   (8,500,741)
                       TOTAL NET ASSETS---100%                                                                       $ 2,670,597,768

   1 Floating rate note with current rate and next reset date shown. 2 Discount rate at time of purchase.
   3 Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
 The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.







MTB U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL  DESCRIPTION   VALUE
  AMOUNT

                    U.S. TREASURY--47.4%
                    U.S. TREASURY BILLS--41.4%
  $ 350,000,000   1 United States Treasury Bills, 4.863% - 5.099%, 8/16/2007 - 12/20/2007                              $ 346,367,638
                    U.S. TREASURY NOTES - 6.0%
     50,000,000     United States Treasury Notes, 4.375%, 1/31/2008                                                       49,837,303
                        TOTAL U.S. TREASURY                                                                            $ 396,204,941
                    REPURCHASE AGREEMENTS--53.0%
    175,000,000     Interest in $175,000,000 repurchase agreement 5.03%, dated 7/31/2007 under which J.P Morgan          175,000,000
                    Chase Securities, Inc. will repurchase U.S. Treasury securities with various maturities to
                    1/15/2014 for $175,024,451 on 8/1/2007. The market value of the underlying securities at the end of the period was $159,372,778.
     30,000,000     Interest in $30,000,000 repurchase agreement 4.95%, dated 7/31/2007 under which Goldman Sachs &       30,000,000
                    Co. will repurchase a U.S. Treasury security maturing on 5/15/2017 for $30,004,125 on 8/1/2007.
                    The market value of the underlying security at the end of the period was $30,598,897.
    195,000,000     Interest in $195,000,000 repurchase agreement 5.11%, dated 7/31/2007 under which Morgan Stanley      195,000,000
                    & Co. will repurchase U.S. Treasury securities with various maturities to 3/15/2010 for
                    $195,027,679 on 8/1/2007. The market value of the underlying securities at the end of the period was $198,861,490.
     42,943,000     Interest in $42,943,000 repurchase agreement 4.67%, dated 7/31/2007 under which State Street          42,943,000
                    Corp. will repurchase a U.S. Treasury security maturing on 11/15/2013 for $42,948,571 on
                    8/1/2007. The market value of the underlying security at the end of the period was $43,806,155.
                        TOTAL REPURCHASE AGREEMENTS                                                                    $ 442,943,000
                        TOTAL INVESTMENTS - 100.4%                                                                     $ 839,147,941
                        (AT AMORTIZED COST)2
                        OTHER ASSETS AND LIABILITIES - NET - (0.4)%                                                    $ (2,965,701)
                        TOTAL NET ASSETS - 100%                                                                        $ 836,182,240

   1 Discount rate at time of purchase.
   2 Also represents cost for federal tax purposes.

Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
 The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act 1940, as amended.




MTB VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL         DESCRIPTION   VALUE
  AMOUNT OR SHARES

                1 MUNICIPAL BONDS--98.7%
                  DISTRICT OF COLUMBIA--3.4%
                  AIRPORT--3.4%
  $   245,000     Metropolitan Washington, DC Airports Authority, Revenue Bond (Series D), 5.375% (FSA INS),            $    256,147
                  10/1/2018
      335,000     Metropolitan Washington, DC Airports Authority, Revenue Bond (Series D), 5.375% (FSA INS),                 349,455
                  10/1/2019
                     TOTAL AIRPORT                                                                                      $    605,602
                     TOTAL DISTRICT OF COLUMBIA                                                                         $    605,602
                  PUERTO RICO--8.7%
                  FACILITIES--4.5%
      705,000     Puerto Rico Commonwealth Infrastructure Financing Authority, (Series C) Special Tax Refunding              796,001
                  Bonds, 5.500% (FGIC LOC), 7/1/2020
                  GENERAL--1.5%
      250,000     Puerto Rico Public Finance Corp., Revenue Bonds (Series A), 5.00% (United States Treasury and              261,177
                  United States Government PRF 8/1/2011 @ 100)/(MBIA Insurance Corp. INS)/(Original Issue Yield:
                  5.150%), 8/1/2031
                  GENERAL OBLIGATION--1.2%
      215,000     Commonwealth of Puerto Rico, GO UT  (Series A), 5.00% (Original Issue Yield: 5.020%), 7/1/2033             218,567
                  TRANSPORTATION--1.5%
      250,000     Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series W), 5.500% (Original Issue         264,380
                  Yield: 5.620%), 7/1/2013
                     TOTAL PUERTO RICO                                                                                  $  1,540,125
                  VIRGINIA--86.6%
                  DEVELOPMENT--9.8%
      250,000     Alexandria, VA, IDA, Revenue Bond, 5.000% (Episcopal High School), 1/1/2029                                258,357
       50,000     Chesterfield County, VA, IDA, Revenue Bond, 4.750% (Original Issue Yield: 4.900%), 11/1/2016                51,373
      705,000     Frederick County, VA, IDA, Revenue Bond, 5.000% (AMBAC INS), 12/1/2014                                     749,711
      500,000     Montgomery County, VA, IDA, Revenue Bond (Series C), 5.125% (MBIA Insurance Corp. INS)/(Original           516,430
                  Issue Yield: 5.300%), 1/15/2019
      100,000     Virginia Beach, VA, Development Authority, Social Services Facility, 5.000% (AMBAC INS)/                   103,456
                  (Original Issue Yield: 5.050%), 12/1/2017
       50,000     Virginia Beach, VA, Development Authority, Town Center Project Phase I (Series A), 4.250%                   50,817
                  (Original Issue Yield: 4.320%), 8/1/2013
                     TOTAL DEVELOPMENT                                                                                  $  1,730,144
                  FACILITIES--3.9%
      200,000     Albemarle County, VA, IDA, Revenue Bonds, 4.625% (Westminster-Canterbury of Richmond)/(Original            192,600
                  Issue Yield: 4.750%), 1/1/2019
      500,000     Virginia Beach, VA, Development Authority Residential Care Facilities, (Westminster Canterbury),           501,940
                  5.375% (Original Issue Yield: 5.420%), 11/1/2032
                     TOTAL FACILITIES                                                                                   $    694,540
                  GENERAL OBLIGATION--13.5%
      500,000     Alexandria, VA, Public Improvements GO UT Bond, 5.750% (United States Treasury PRF 6/15/2010 @             531,980
                  101), 6/15/2014
      350,000     Arlington County, VA, Public Improvement GO UT Bond, 5.250% (United States Treasury PRF 2/1/2012 @         371,035
                  100), 2/1/2015
      500,000     Loudoun County, VA, GO UT Bond (Series B), 5.250%, 12/1/2014                                               544,895
      300,000     Roanoke, VA, GO UT (Series B), 5.000% (FGIC INS), 10/1/2011                                                310,926
      250,000     Virginia Beach, VA, Public Improvement (Series B), 5.000%, 5/1/2020                                        267,703
      350,000     Winchester, VA, Public Improvements, 5.625% (State and Local Government PRF 6/1/2010 @ 101)/(State         371,277
                  Aid Withholding INS)/(Original Issue Yield: 5.670%), 6/1/2018
                     TOTAL GENERAL OBLIGATION                                                                           $  2,397,816
                  HIGHER EDUCATION--5.3%
      250,000     Fredericksburg VA, IDA, Revenue Bond, 5.350% (Mary Washington College)/(Original Issue Yield:              255,318
                  5.480%), 4/1/2029
      120,000     Henrico County, VA, IDA, Revenue Bond, 5.100% (The Collegiate School)/(Original Issue Yield:               122,352
                  5.150%), 10/15/2029
      500,000     Virginia College Building Authority, Refunding Revenue Bonds, 5.250% (MBIA Insurance Corp.                 560,535
                  LOC)/(Original Issue Yield: 5.050%), 1/1/2031
                     TOTAL HIGHER EDUCATION                                                                             $    938,205
                  MEDICAL--12.0%
      650,000     Albemarle County, VA, IDA, Martha Jefferson Hospital Revenue Bonds, 5.250% (Obligated Group),              684,489
                  10/1/2015
      250,000     Fairfax County, VA, IDA, Revenue Bond, 5.000% (Inova Health System)/(Original Issue Yield:                 261,978
                  5.350%), 8/15/2023
      100,000     Fairfax County, VA, IDA, Revenue Bonds, 5.000% (Inova Health System)/(FSA INS)/(Original Issue             105,333
                  Yield: 5.300%), 8/15/2013
      720,000     Fairfax County, VA, IDA, Revenue Refunding Bonds, 5.250% (Inova Health System)/(Original Issue             770,796
                  Yield: 5.350%), 8/15/2019
      250,000     Henrico County, VA, EDA, Bon Secours Health System, Inc Revenue Bond (Series A), 5.600% (Obligated         258,988
                  Group)/(Original Issue Yield: 5.700%), 11/15/2030
       50,000     Virginia Beach, VA, Development Authority, 5.125% (Virginia Beach, VA General Hospital)/                    53,400
                  (AMBAC INS)/(Original Issue Yield: 5.400%), 2/15/2018
                     TOTAL MEDICAL                                                                                      $  2,134,984
                  MULTIFAMILY HOUSING--7.5%
      500,000     Arlington County, VA, IDA, Colonial Village Revenue Bond, 5.150% (AHC LP-2), 11/1/2031, Mandatory          509,260
                  Tender, 11/1/2019
      300,000     Virginia State Housing Development Authority Multi-Family, (Series G), 5.000%, 11/1/2013                   304,155
      500,000     Virginia State Housing Development Authority, Rental Housing (Series N), 5.125% (GO of Authority           512,110
                  INS), 1/1/2015
                     TOTAL MULTIFAMILY HOUSING                                                                          $  1,325,525
                  POLLUTION--1.2%
      200,000     Chesterfield County, VA IDA, Revenue Bond, 5.875% (Virginia Electric & Power Co.), 6/1/2017                212,188
                  TRANSPORTATION--7.3%
      200,000     Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, 5.250% (FGIC LOC)/                          215,588
                  (Original Issue Yield: 5.020%), 7/15/2017
      500,000     Virginia Commonwealth Transportation Board, (Series A), 5.000% (Original Issue Yield: 3.770%),             532,745
                  5/15/2014
      500,000     Virginia Commonwealth Transportation Board, Revenue Bonds, 5.000%, 9/28/2015                               536,645
                     TOTAL TRANSPORTATION                                                                               $  1,284,978
                  UTILITIES--15.3%
      500,000     Prince William County, VA, Service Authority Water & Sewer System, Revenue Bonds, 5.500% (United           521,100
                  States Government PRF 7/1/2009 @ 101)/(FGIC INS)/(Original Issue Yield: 5.650%), 7/1/2019
    1,000,000     Richmond, VA, Public Utility, Revenue Bonds (Series A), 5.250% (Original Issue Yield: 5.270%),           1,016,860
                  1/15/2018
      500,000     Southeastern Public Service Authority, VA, Refunding Revenue Bonds, 5.000% (AMBAC LOC)/(Original           530,075
                  Issue Yield: 5.070%), 7/1/2015
      575,000     Upper Occoquan Sewage Authority, VA, Revenue Bonds (Series A), 5.150% (MBIA Insurance Corp. INS),          627,509
                  7/1/2020
                     TOTAL UTILITIES                                                                                    $  2,695,544
                  WATER--10.8%
      750,000     Fairfax County, VA, Water Authority, Revenue Bond, 5.800% (Escrowed in U.S. Treasuries                     800,003
                  COL)/(Original Issue Yield: 5.850%), 1/1/2016
      100,000     Fairfax County, VA, Water Authority, Revenue Refunding Bonds, 5.000% (Original Issue Yield:                108,520
                  5.220%), 4/1/2021
      500,000     Norfolk, VA, Water Revenue, Revenue Bonds, 5.750% (MBIA Insurance Corp. INS)/(Original Issue               502,370
                  Yield: 5.950%), 11/1/2012
      500,000     Norfolk, VA, Water Revenue, Revenue Bonds, 5.875% (MBIA Insurance Corp. INS)/(Original Issue               502,525
                  Yield: 6.100%), 11/1/2015
                     TOTAL WATER                                                                                        $  1,913,418
                     TOTAL VIRGINIA                                                                                     $ 15,327,342
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $17,126,224)                                                $ 17,473,069
                2 MUTUAL FUND--0.5%
       93,961     Virginia Municipal Cash Trust, Institutional Shares, 3.18%3                                           $     93,961
                     TOTAL INVESTMENTS - 99.2%                                                                          $ 17,567,030
                     (IDENTIFIED COST $17,233,672)4
                     OTHER ASSETS AND LIABILITIES - NET- 0.8%                                                           $    138,238
                     TOTAL NET ASSETS - 100%                                                                            $ 17,705,268

  1 At July 31, 2007, 12.8% of the total investments at market value were subject to the federal alternative minimum tax.
  2 Affiliated company.
  3 7-Day net yield.
  4 At July 31, 2007, the cost of investments for federal tax purposes was $17,220,185. The net unrealized appreciation of investments for federal tax purposes was $346,845. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $433,872 and net unrealized depreciation from investments for those securities having an excess of cost over value of $87,027.



Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Fund's Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees


Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 EDA   --Economic Development Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 IDA   --Industrial Development Authority
 INS   --Insured
 LOC   --Letter of Credit
 PRF   --Prerefunded
 UT    --Unlimited Tax




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MTB GROUP OF FUNDS

BY          /S/ RICHARD N. PADDOCK

            RICHARD N. PADDOCK
            PRINCIPAL FINANCIAL OFFICER


DATE        SEPTEMBER 7, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ CHARLES L. DAVIS, JR.

            CHARLES L. DAVIS, JR.
            PRINCIPAL EXECUTIVE OFFICER


DATE        SEPTEMBER 7, 2007


BY          /S/ RICHARD N. PADDOCK

            RICHARD N. PADDOCK
            PRINCIPAL FINANCIAL OFFICER


DATE        SEPTEMBER 7, 2007